Registration No. 333-23311
811-07465

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 6
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 21

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
(Exact name of Registrant)

THE TRAVELERS INSURANCE COMPANY
(Name of Depositor)

One Cityplace, Hartford, Connecticut 06103-3415
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including area code: (860) 308-1000

ERNEST J. WRIGHT

Secretary
The Travelers Insurance Company
One Cityplace
Hartford, Connecticut 06103-3415
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]	on May 1, 2003 pursuant to paragraph (b) of Rule 485.

[ ]	__ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]	on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

____	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Information Required in a Prospectus

The Travelers Life & Annuity Access Annuity Prospectus
The Travelers Fund ABD For Variable Annuities
The Travelers Fund ABD II For Variable Annuities

This prospectus describes Travelers Life & Annuity Access Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“Qualified Contracts”) as well as those that do not qualify for such treatment (“Nonqualified Contracts”). We may issue it as an individual Contract or as a group Contract. When we issue a group contract, you will receive a certificate summarizing the contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.”

You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund	PIMCO Variable Insurance Trust
Money Market Portfolio	Real Return Portfolio — Administrative Class
AllianceBernstein Variable Product Series Fund, Inc.	Total Return Portfolio — Administrative Class
AllianceBernstein Premier Growth Portfolio— Class B(1)	Putnam Variable Trust
American Funds Insurance Series	Putnam VT International Equity Fund — Class IB Shares(3)
Global Growth Fund — Class 2 Shares	Putnam VT Small Cap Value Fund — Class IB Shares
Growth Fund — Class 2 Shares	Salomon Brothers Variable Series Funds Inc.
Growth-Income Fund — Class 2 Shares	All Cap Fund — Class I(4)
Delaware VIP Trust	Investors Fund — Class I
Delaware VIP REIT Series — Standard Class	Large Cap Growth Fund — Class I
Dreyfus Variable Investment Fund	Small Cap Growth Fund — Class I
Dreyfus Variable Investment Fund — Appreciation Portfolio —	The Travelers Series Trust
Initial Shares	Convertible Securities Portfolio
Dreyfus Variable Investment Fund — Developing Leaders Portfolio	Disciplined Mid Cap Stock Portfolio
— Initial Shares(2)	Equity Income Portfolio
Franklin Templeton Variable Insurance Products Trust	Federated High Yield Portfolio
Mutual Shares Securities Fund — Class 2 Shares	Federated Stock Portfolio
Templeton Developing Markets Securities Fund— Class 2 Shares	Large Cap Portfolio
Templeton Growth Securities Fund — Class 2 Shares	Lazard International Stock Portfolio
Greenwich Street Series Fund	MFS Emerging Growth Portfolio
Equity Index Portfolio — Class II Shares	MFS Mid Cap Growth Portfolio
Salomon Brothers Variable Emerging Growth Fund	MFS Research Portfolio
— Class I Shares	Pioneer Fund Portfolio(5)
Salomon Brothers Variable Growth & Income Fund —	Travelers Quality Bond Portfolio
Class I Shares	Travelers Series Fund Inc.
Janus Aspen Series	AIM Capital Appreciation Portfolio
Balanced Portfolio — Service Shares	Alliance Growth Portfolio
Global Life Sciences Portfolio — Service Shares	MFS Total Return Portfolio
Global Technology Portfolio — Service Shares	Van Kampen Life Investment Trust
Worldwide Growth Portfolio — Service Shares	Comstock Portfolio Class II Shares
Lazard Retirement Series, Inc.	Enterprise Portfolio Class II Shares
Lazard Retirement Small Cap Portfolio	Variable Insurance Products Fund II
Lord Abbett Series Fund, Inc.	Contrafund® Portfolio — Service Class 2
Growth and Income Portfolio	Variable Insurance Products Fund III
Mid-Cap Value Portfolio	Dynamic Capital Appreciation Portfolio — Service Class 2
Mid Cap Portfolio — Service Class 2

______________

(1)	Formerly Premier Growth Portfolio — Class B	(4)	Formerly Capital Fund — Class I
(2)	Formerly Small Cap Portfolio — Initial Shares	(5)	Formerly Utilities Portfolio
(3)	Formerly Putnam VT International Growth Fund — Class IB Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-2415, call 1-800-842-9368 or access the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated May 1, 2003

Glossary	3	Miscellaneous Contract Provisions	30
Summary	5	Right to Return	30
Fee Table	8	Termination	30
Condensed Financial Information	14	Required Reports	31
The Annuity Contract	14	Suspension of Payments	31
Contract Owner Inquiries	15	The Separate Accounts	31
Purchase Payments	15	Performance Information	31
Accumulation Units	15	Federal Tax Considerations	32
The Variable Funding Options	15	Non-Resident Aliens	32
Fixed Account	20	General Taxation of Annuities	32
Charges and Deductions	20	Types of Contracts: Qualified or
General	20	Nonqualified	33
Administrative Charges	20	Nonqualified Annuity Contracts	33
Mortality and Expense Risk Charge	21	Puerto Rico Tax Considerations	33
Variable Funding Option Expenses	21	Qualified Annuity Contracts	34
Premium Tax	21	Penalty Tax for Premature
Changes in Taxes Based Upon		Distributions	34
Premium or Value	21	Diversification Requirements for
Transfers	21	Variable Annuities	34
Dollar Cost Averaging	22	Ownership of the Investments	34
Access to Your Money	23	Mandatory Distributions for Qualified
Systematic Withdrawals	23	Plans	34
Loans	24	Taxation of Death Benefit Proceeds	35
Ownership Provisions	24	Other Information	35
Types of Ownership	24	The Insurance Companies	35
Contract Owner	24	Financial Statements	35
Beneficiary	24	Distribution of Variable Annuity
Annuitant	24	Contracts	35
Contingent Annuitant	24	Conformity with State and Federal Laws	35
Death Benefit	25	Voting Rights	36
Death Proceeds Before the Maturity Date	25	Legal Proceedings and Opinions	36
Payment of Proceeds	25	Appendix A: Condensed Financial
Beneficiary Contract Continuance	27	Information for The Travelers
Planned Death Benefit	27	Fund ABD for Variable Annuities	A-1
Death Proceeds After the Maturity Date	27	Appendix B: Condensed Financial
The Annuity Period	27	Information for The Travelers Fund
Maturity Date	27	ABD II for Variable Annuities	B-1
Allocation of Annuity	28	Appendix C: The Fixed Account	C-1
Variable Annuity	28	Appendix D: Contents of the Statement
Fixed Annuity	29	of Additional Information	D-1
Payment Options	29
Election of Options	29
Annuity Options	29
Income Options	30
Variable Liquidity Benefit	30

Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less any premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an annuity or income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — an investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

We, us, our — The Travelers Insurance Company or The Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

Summary:
Travelers Life & Annuity Access Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own Separate Account, both of which are described later in this prospectus. The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities (“Fund ABD”); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities (“Fund ABD II”). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonQualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Is there a right to return period? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.
    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

FEE TABLE

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See Charges and Deductions in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each Variable Funding Option purchases shares of the Underlying Fund at net asset value. The net asset value already reflects the deduction of each Underlying Fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of Underlying Fund expenses.

We receive payments or offsets from some of the Underlying Funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an Underlying Fund on behalf of the Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

Contract Administrative Charge

Annual Contract Administrative Charge	$30
(waived if Contract Value is $40,000 or more)

Annual Separate Account Charges
(as a percentage of the average daily net assets of the Separate Account)

Mortality & Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%

Total Separate Account Charges	1.40%

Variable Funding Option Expenses:

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses	0.42%	2.79%

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

(as a percentage of average daily net assets of the funding option)

Funding Options:	Management Fee (before expense reimbursement)	12b-1 Fees	Other Expenses (before expense reimbursement	Total Annual Operating Expenses (before expense reimbursement)#

Capital Appreciation Fund	0.81%	—	0.03%	0.84%(17)
Money Market Portfolio (Travelers)	0.38%	—	0.04%	0.42%(1)
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	0.61%	—	0.24%	0.85%
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B*	1.00%	0.25%	0.06%	1.31%
American Funds Insurance Series
Global Growth Fund — Class 2 Shares*	0.67%	0.25%	0.04%	0.96%
Growth Fund — Class 2 Shares*	0.38%	0.25%	0.02%	0.65%
Growth-Income Fund — Class 2 Shares*	0.34%	0.25%	0.01%	0.60%
Credit Suisse Trust
Emerging Markets Portfolio†	1.25%	—	0.64%	1.89%(2)
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	0.75%	—	0.09%	0.84%(3)
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	0.75%	—	0.03%	0.78%
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	0.75%	—	0.06%	0.81%
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares*	0.60%	0.25%	0.21%	1.06%(4)
Templeton Developing Markets Securities Fund — Class 2 Shares*	1.25%	0.25%	0.33%	1.83%(5)
Templeton Growth Securities Fund — Class 2 Shares*	0.81%	0.25%	0.06%	1.12%(6)
Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares*	0.31%	0.25%	0.05%	0.61%(7)
Salomon Brothers Variable Emerging Growth Fund — Class I Shares	0.95%	—	0.61%	1.56%(18)
Salomon Brothers Variable Growth & Income Fund — Class I Shares	0.65%	—	0.71%	1.36%(18)
Janus Aspen Series
Balanced Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%(8)
Global Life Sciences Portfolio — Service Shares*	0.65%	0.25%	0.22%	1.12%(8)
Global Technology Portfolio — Service Shares*	0.65%	0.25%	0.07%	0.97%(8)
Worldwide Growth Portfolio — Service Shares*	0.65%	0.25%	0.05%	0.95%(8)

Funding Options:	Management Fee (before expense reimbursement)	12b-1 Fees	Other Expenses (before expense reimbursement	Total Annual Operating Expenses (before expense reimbursement)#

Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio*	0.75%	0.25%	0.42%	1.42%(9)
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	0.50%	—	0.46%	0.96%(10)
Mid-Cap Value Portfolio	0.75%	—	0.40%	1.15%(11)
PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class	0.25%	—	0.42%	0.67%(12)
Total Return Portfolio — Administrative Class	0.25%	—	0.41%	0.66%(13)
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares*	0.70%	0.25%	0.86%	1.81%
Putnam VT International Equity Fund — Class IB Shares*	0.77%	0.25%	0.22%	1.24%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.12%	1.17%
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	0.85%	—	0.12%	0.97%
Investors Fund — Class I	0.70%	—	0.11%	0.81%(14)
Large Cap Growth Fund — Class I	0.75%	—	10.01%	10.76%(19)
Small Cap Growth Fund — Class I	0.75%	—	0.55%	1.30%
The Travelers Series Trust
Convertible Securities Portfolio	0.66%	—	0.15%	0.81%(18)
Disciplined Mid Cap Stock Portfolio	0.76%	—	0.09%	0.85%(18)
Equity Income Portfolio	0.75%	—	0.09%	0.84%(15)
Federated High Yield Portfolio	0.71%	—	0.18%	0.89%(18)
Federated Stock Portfolio	0.69%	—	0.15%	0.84%(18)
Large Cap Portfolio	0.75%	—	0.10%	0.85%(16)
Lazard International Stock Portfolio	0.89%	—	0.17%	1.06%(17)
MFS Emerging Growth Portfolio	0.81%	—	0.08%	0.89%(18)
MFS Mid Cap Growth Portfolio	0.86%	—	0.07%	0.93%(19)
MFS Research Portfolio	0.86%	—	0.08%	0.94%(19)
Pioneer Fund Portfolio	0.81%	—	0.19%	1.00%(20)
Travelers Quality Bond Portfolio	0.38%	—	0.06%	0.44%(21)
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.05%	0.85%(22)
Alliance Growth Portfolio	0.80%	—	0.03%	0.83%(22)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(22)
Putnam Diversified Income Portfolio†	0.75%	—	0.18%	0.93%(22)
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares*	0.60%	0.25%	0.09%	0.94%
Enterprise Portfolio Class II Shares*	0.50%	0.25%	0.17%	0.92%(23)
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.10%	0.93%(24)

Funding Options:	Management Fee (before expense reimbursement)	12b-1 Fees	Other Expenses (before expense reimbursement	Total Annual Operating Expenses (before expense reimbursement)#

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2*	0.58%	0.25%	1.96%	2.79%(25)
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.12%	0.95%(26)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
†	Closed to new investors.
#	Expense reimbursements and waivers that are voluntary may be terminated at any time.
Notes
(1)	The Travelers Insurance Company reimbursed Money Market Portfolio for $71,805 in expenses for the year ended December 31, 2002. For the year ended December 31, 2002, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expense to average net assets will not exceed 0.40%. Management fee includes an administration fee.
(2)	Fee waivers, expense reimbursements, or expense credits reduced expenses for the Emerging Markets Portfolio during 2002, but this may be discontinued at any time. With such reductions, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.15% and 1.40%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2002, net of any fee waivers or expense reimbursements.
(3)	The investment advisor for the Delaware VIP REIT Series is Delaware Management Company (“DMC”). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.
(4)	The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund’s Board of Trustees and an exemptive order by the Securities and Exchange Commission.
(5)	The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus.
(6)	The Fund administration fee is paid indirectly through the management fee. The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus.
(7)	Management fee includes administration fees. Effective June 24, 2002, the Advisory fee for GSS Equity Index Portfolio increased to 0.25% from 0.15%, therefore the actual Management fee for the year was a blended rate of 0.20% plus 0.06% in Administration fees.
(8)	Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. All expenses are shown without the effect of any expense offset arrangements.
(9)	The Fund maintains a voluntary expense cap of 1.25%.
(10)	“Other Expenses” and “Total Annual Fund Operating Expenses” have been restated based on estimates for the current fiscal year.
(11)	“Other Expenses” and “Total Annual Fund Operating Expenses” have been restated based on estimates for the current fiscal year. For the year 2003, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund’s expenses to the extent necessary to maintain its “Other Expenses” at an aggregate rate of 0.40% of its average daily net assets.
(12)	“Other Expenses” reflects a 0.25% administrative fee, 0.01% representing the class' pro rata Trustees’ fees, and 0.01% interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.
(13)	“Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(14)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.
(15)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Equity Income Portfolio were 0.78%.
(16)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Large Cap Portfolio were 0.81%.
(17)	Management fee includes an administration fee. Fund has a voluntary expense cap of 1.25%.
(18)	Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.
(19)	Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.
(20)	The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On April 22, 2003, the shareholders of the fund approved a new investment advisory agreement, which became effective May 1, 2003. Under the new agreement, the management fee increased by 0.10%. The management fee also includes a 0.06% fee for adminstrative services.
(21)	Management fee includes an administration fee. Fund has a voluntary expense cap of 0.75%.
(22)	Fund has a voluntary expense cap of 1.25%.
(23)	Because certain expenses were assumed by Van Kampen, Total Annual Operating Expenses for the Enterprise Portfolio Class II were 0.85%.
(24)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Contrafund Portfolio — Service Class 2 were 0.90%.
(25)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. These offsets may be discontinued at any time. Also, The fund’s manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund’s manager at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2 were 1.63%.
(26)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Mid Cap Portfolio — Service Class 2 were 0.88%.

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the Underlying Funds for the year ended December 31, 2002. The examples are based on the Funds’ Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above.

	If Contract is surrendered at end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	229	706	1209	2594	229	706	1209	2594
Money Market Portfolio	187	578	995	2157	187	578	995	2157
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	230	709	1215	2604	230	709	1215	2604
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B	276	847	1444	3060	276	847	1444	3060
American Funds Insurance Series
Global Growth Fund — Class 2 Shares	241	742	1270	2715	241	742	1270	2715
Growth Fund — Class 2 Shares	210	648	1113	2399	210	648	1113	2399
Growth-Income Fund — Class 2 Shares	205	633	1087	2347	205	633	1087	2347
Credit Suisse Trust
Emerging Markets Portfolio†	334	1018	1726	3603	334	1018	1726	3603
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	229	706	1209	2594	229	706	1209	2594

	If Contract is surrendered at end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	223	688	1179	2533	223	688	1179	2533
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	226	697	1194	2563	226	697	1194	2563
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares	251	772	1320	2815	251	772	1320	2815
Templeton Developing Markets Securities Fund — Class 2 Shares	328	1001	1697	3548	328	1001	1697	3548
Templeton Growth Securities Fund — Class 2 Shares	257	790	1350	2874	257	790	1350	2874
Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares	206	636	1093	2357	206	636	1093	2357
Salomon Brothers Variable Emerging Growth Fund — Class I Shares	301	921	1567	3298	301	921	1567	3298
Salomon Brothers Variable Growth & Income Fund — Class I Shares	281	862	1469	3108	281	862	1469	3108
Janus Aspen Series
Balanced Portfolio — Service Shares	237	730	1250	2675	237	730	1250	2675
Global Life Sciences Portfolio — Service Shares	257	790	1350	2874	257	790	1350	2874
Global Technology Portfolio — Service Shares	242	745	1275	2725	242	745	1275	2725
Worldwide Growth Portfolio — Service Shares	240	739	1265	2705	240	739	1265	2705
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	287	880	1498	3165	287	880	1498	3165
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	241	742	1270	2715	241	742	1270	2715
Mid-Cap Value Portfolio	260	799	1365	2904	260	799	1365	2904
PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class	212	655	1123	2420	212	655	1123	2420
Total Return Portfolio — Administrative Class	211	651	1118	2409	211	651	1118	2409
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	326	995	1687	3530	326	995	1687	3530
Putnam VT International Equity Fund — Class IB Shares	269	826	1410	2992	269	826	1410	2992
Putnam VT Small Cap Value Fund — Class IB Shares	262	805	1375	2923	262	805	1375	2923
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	242	745	1275	2725	242	745	1275	2725
Investors Fund — Class I	226	697	1194	2563	226	697	1194	2563
Large Cap Growth Fund — Class I	1174	3276	5086	8591	1174	3276	5086	8591
Small Cap Growth Fund — Class I	275	844	1439	3050	275	844	1439	3050
The Travelers Series Trust
Convertible Securities Portfolio	226	697	1194	2563	226	697	1194	2563
Disciplined Mid Cap Stock Portfolio	230	709	1215	2604	230	709	1215	2604
Equity Income Portfolio	229	706	1209	2594	229	706	1209	2594
Federated High Yield Portfolio	234	721	1235	2645	234	721	1235	2645

	If Contract is surrendered at end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Federated Stock Portfolio	229	706	1209	2594	229	706	1209	2594
Large Cap Portfolio	230	709	1215	2604	230	709	1215	2604
Lazard International Stock Portfolio	251	772	1320	2815	251	772	1320	2815
MFS Emerging Growth Portfolio	234	721	1235	2645	234	721	1235	2645
MFS Mid Cap Growth Portfolio	238	733	1255	2685	238	733	1255	2685
MFS Research Portfolio	239	736	1260	2695	239	736	1260	2695
Pioneer Fund Portfolio	245	754	1290	2755	245	754	1290	2755
Travelers Quality Bond Portfolio	189	584	1005	2179	189	584	1005	2179
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	230	709	1215	2604	230	709	1215	2604
Alliance Growth Portfolio	228	703	1204	2584	228	703	1204	2584
MFS Total Return Portfolio	228	703	1204	2584	228	703	1204	2584
Putnam Diversified Income Portfolio†	238	733	1255	2685	238	733	1255	2685
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	239	736	1260	2695	239	736	1260	2695
Enterprise Portfolio Class II Shares	237	730	1250	2675	237	730	1250	2675
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	238	733	1255	2685	238	733	1255	2685
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	423	1278	2146	4379	423	1278	2146	4379
Mid Cap Portfolio — Service Class 2	240	739	1265	2705	240	739	1265	2705

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Life & Annuity Access Annuity is a contract between the Contract Owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose. (the “Maturity Date.”) The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate to the Fixed Account ( “Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

Purchase Payments

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser

Capital Appreciation Fund	Seeks growth of capital. The Fund normally invests in equity securities of issuers of any size and in any industry.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp. (“Janus Capital”)
Money Market Portfolio	Seeks high current return with preservation of capital and liquidity. The Fund normally invests in high-quality short term money market instruments.	TAMIC
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	Seeks to achieve long term growth of capital. Income is a secondary objective. The Fund normally invests in equity securities, including convertible securities.	A I M Advisers, Inc.
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B	Seeks growth of capital. The Fund normally invests in equity securities of a relatively small number of intensely researched U.S. companies.	Alliance Capital Management L.P.
American Funds Insurance Series
Global Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies located around the world.	Capital Research and Management Co. (“CRM”)
Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies that appear to offer superior opportunities for growth of capital.	CRM
Growth-Income Fund — Class 2 Shares	Seeks capital appreciation and income. The Fund normally invests in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.	CRM
Credit Suisse Trust
Emerging Markets Portfolio†	Seeks long term growth of capital. The Fund normally invests in equity securities of companies located in, or conducting a majority of their business, in emerging markets.	Credit Suisse Asset Management, LLC Subadviser: Credit Suisse Asset Management Limited
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	Seeks to achieve maximum long term total return with capital appreciation as a secondary objective. The Fund normally invests in companies that manage a portfolio of real estate to earn profits for shareholders (REITS).	Delaware Management Company
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	Seeks long term capital growth consistent with the preservation of capital. Current income is a secondary objective. The Fund normally invests in common stocks of established companies.	The Dreyfus Corporation (“Dreyfus”) Subadviser: Fayez Sarofim & Co.
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	Seeks to maximize capital appreciation. The Fund normally invests in companies with market capitalizations of less than $2 billion at the time of purchase.	Dreyfus
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares	Seeks capital appreciation. Income is a secondary objective. The Fund normally invests in equity securities of companies believed to be undervalued.	Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund — Class 2 Shares	Seeks long-term capital appreciation. The Fund normally invests in the investments of emerging market countries, primarily equity securities.	Templeton Asset Management Ltd.
Templeton Growth Securities Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in equity securities of companies located anywhere in the world, including the U.S. and emerging markets.	Templeton Global Advisors Limited

Funding Option	Investment Objective	Investment Adviser/Subadviser

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The Fund normally invests in equity securities, or other investments with similar economic characteristics that are included in the S&P 500 Index.	Travelers Investment Management Company (“TIMCO”)
Salomon Brothers Variable Emerging Growth Fund — Class I Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Salomon Brothers Asset Management (“SBAM”)
Salomon Brothers Variable Growth & Income Fund — Class I Shares	Seeks income and long-term capital growth. The Fund normally invests in equity securities that provide dividend or interest income and it also invests in non-income producing stocks for potential appreciation in value.	SBAM
Janus Aspen Series
Balanced Portfolio — Service Shares	Seeks long term capital growth, consistent with preservation of capital and balanced by current income. The Fund normally invests in common stocks selected for their growth potential and other securities selected for their income potential.	Janus Capital
Global Life Sciences Portfolio — Service Shares	Seeks long-term growth of capital. The Fund normally invests in securities of companies with a life science (e.g. health, personal care, pharmaceuticals) orientation.	Janus Capital
Global Technology Portfolio — Service Shares	Seeks long-term growth of capital. The Fund normally invests in securities of companies that are expected to benefit from advances or improvements in technology.	Janus Capital
Worldwide Growth Portfolio — Service Shares	Seeks growth of capital in a manner consistent with the preservation of capital. The Fund normally invests in the common stocks of companies of any size throughout the world.	Janus Capital
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	Seeks long-term capital appreciation. The Fund normally invests in equity securities, principally common stocks, of relatively small U.S. companies that are believed to be undervalued based on their earnings, cash flow or asset values.	Lazard Asset Management, LLC
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value. The Fund normally invests in equity securities of large, seasoned, U.S. and multinational companies believed to be undervalued.	Lord Abbett & Co.
Mid-Cap Value Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of mid-sized companies believed to be undervalued.	Lord Abbett & Co.
PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund normally invests in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments or government sponsored enterprises.	Pacific Investment Management Company LLC
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Fund normally invests in intermediate maturity fixed income securities.	Pacific Investment Management Company LLC

Funding Option	Investment Objective	Investment Adviser/Subadviser

Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	Seeks long-term growth of capital. The Fund normally invests in the common stocks of U.S. companies believed to be fast-growing and whose earnings are likely to increase over time.	Putnam Investment Management (“Putnam”)
Putnam VT International Equity Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies outside the U.S.	Putnam
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued in the market.	Putnam
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	Seeks capital appreciation. The Fund normally invests in common stocks and their equivalents of companies believed to be undervalued in the marketplace.	SBAM
Investors Fund — Class I	Seeks long term growth of capital. Secondarily seeks current income. The Fund normally invests in common stocks of established companies.	SBAM
Large Cap Growth Fund — Class I	Seeks long-term growth of capital. The Fund normally invests in equity securities of companies with large market capitalizations.	SBAM
Small Cap Growth Fund — Class I	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with small market capitalizations.	SBAM
The Travelers Series Trust
Convertible Securities Portfolio	Seeks current income and capital appreciation. The Fund normally invests in convertible securities.	TAMIC
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital. The Fund normally invests in the equity securities of companies with mid-size market capitalizations.	TAMIC Subadviser: TIMCO
Equity Income Portfolio	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	TAMIC Subadviser: Fidelity Management & Research Company (“FMR”)
Federated High Yield Portfolio	Seeks high current income. The Fund normally invests in below investment-grade bonds and debt securities.	TAMIC Subadviser: Federated Investment Management Company (‘Federated”)
Federated Stock Portfolio	Seeks growth of income and capital. The Fund normally invests in equity securities that are selected on the basis of traditional research techniques.	TAMIC Subadviser: Federated
Large Cap Portfolio	Seeks long term growth of capital. The Fund normally invests in the securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
Lazard International Stock Portfolio	Seeks capital appreciation. The Fund normally invests in equity securities of non-U.S. domiciled companies located in developed markets.	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in common stock and related securities of emerging growth companies.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with medium market capitalization that are believed to have above average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks long term growth of capital and future income. The Fund normally invests in the common stocks of companies of any size.	TAMIC Subadviser: MFS

Funding Option	Investment Objective	Investment Adviser/Subadviser

The Travelers Series Trust (continued)
Pioneer Fund Portfolio	Seeks reasonable income and capital growth. The Fund normally invests in equity securities that are carefully selected, reasonably priced securities.	TAMIC Subadviser: Pioneer Investment Management Inc.
Travelers Quality Bond Portfolio	Seeks current income and total return with moderate capital volatility. The Fund normally invests in investment-grade bonds and debt securities.	TAMIC
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of companies that are likely to benefit from new products, services or processes or have experienced above-average earnings growth.	Travelers Investment Adviser Inc. (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in the equity securities of U.S. companies.	TIA Subadviser: Alliance Capital Management L.P.
MFS Total Return Portfolio	Seeks above average income consistent with the prudent employment of capital. Secondarily, seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers.	TIA Subadviser: MFS
Putnam Diversified Income Portfolio†	Seeks high current income consistent with preservation of capital. The Fund normally invests in debt securities of U.S. and foreign governments and corporations.	TIA Subadviser: Putnam
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	Seeks capital growth and income. The Fund normally invests in common and preferred stocks, and convertible securities, of well established undervalued companies.	Van Kampen Asset Management Inc. (“Van Kampen”)
Enterprise Portfolio Class II Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies believed to have above-average potential for capital appreciation.	Van Kampen
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	Seeks long term capital appreciation. The Fund normally invests in common stocks of companies whose value may not be fully recognized by the public.	FMR
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation. The Fund normally invests in growth and/or value common stocks of domestic and foreign issuers.	FMR
Mid Cap Portfolio — Service Class 2	Seeks long term growth of capital. The Fund normally invests in common stocks of companies with medium market capitalizations.	FMR

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   †   Closed to new investors.

FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)
    administration of the annuity options available under the Contracts and the distribution of various reports to Contract Owners

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts sales and marketing expenses including commission payments to your sales agent and other costs of doing business

Risks we assume include:

    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established that the amount of the death benefit will be greater than the Contract Value and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct the contract administrative charge from the Fixed Account or:

            (1)   from the distribution of death proceeds

            (2)   after an annuity payout has begun or

            (3)   if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called “Subaccount administrative charge”) on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

        the total dollar amount being transferred;
        the number of transfers you made within the previous three months;
        whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
        whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group.

2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

        reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

There are no charges for transfers, however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since different Underlying Funds have different expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase

Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any outstanding loans and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the fixed account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59½. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Loans

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For nonqualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

Annuitant

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

  the death benefit will not be payable upon the Annuitant’s death the Contingent Annuitant becomes the Annuitant
  all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of beneficiary contract continuance. (“Death Report Date”).

Death Proceeds Before the Maturity Date

Death of any owner or the Annuitant before age 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans:

(1)	the Contract Value

(2)	the total Purchase Payments made under the Contract or

(3)	the Contract Value on the latest fifth Contract Year anniversary immediately preceding the Death Report Date

Death of any owner or the Annuitant on or after age 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans:

(1)	the Contract Value;

(2)	the total Purchase Payments made under the Contract; or

(3)	the Contract Value on the latest fifth Contract Year anniversary occurring on or before the Annuitant’s 75th birthday.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner (who is not the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Joint Owner (who is not the Annuitant)	The surviving joint owner.	Unless the surviving joint elects to continue the Contract rather than receive the distribution..	Yes

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Joint Owner (who is the Annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the beneficiary/surviving joint owner elects to continue the Contract rather than receive the distribution.	Yes

Annuitant (who is not the Contract Owner	The beneficiary (ies), or if none, to the Contract Owner.	Unless the beneficiary elects to continue the contract rather than receive the distribution.

		Or, unless there is a Contingent Annuitant. Then, the Contingent Annuitant becomes the Annuitant and the contract continues in effect (generally using the original Maturity Date). The proceeds will then be paid upon the death of the Contingent Annuitant or owner.	Yes

Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes

Annuitant (where owner is a nonnatural entity/trust)	The beneficiary (ies) or if none, to the owner		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)

Contingent Annuitant (assuming Annuitant is still alive)	No death proceeds are payable; Contract continues.		N/A

Beneficiary	No death proceeds are payable; Contract continues		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner / Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Beneficiary	No death proceeds are payable; contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

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*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

Beneficiary Contract Continuance (not permitted for non-natural beneficiaries)

If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    take a loan
    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

Planned Death Benefit

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

    through an annuity for life or a period that does not exceed the beneficiary’s life expectancy or under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income option payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 70th birthday for qualified Contracts and the Annuitant’s 75th birthday for nonqualified Contracts or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 85th birthday for nonqualified Contracts or, for qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain qualified Contracts upon either the later of the Contract Owner’s attainment of age 70½ or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

PAYMENT OPTIONS

Election of Options

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

Annuity Options

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

Income Options

Instead of one of the annuity options described above, and subject to the conditions described under “Election of Options,” all or part of the Contract’s Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 — Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 — Payments for a Fixed Period without Life Contingency. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 — Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

Variable Liquidity Benefit

This benefit is only offered with the income option Payments for a Fixed Period without Life Contingency.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than

$2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Contract Value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Fund ABD and Fund ABD II, respectively. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a lar ger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or nonqualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a qualified Contract. Some examples of qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See “Penalty Tax for Premature Distributions” below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including lump-sum withdrawals and Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules that govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax adviser regarding this issue.

Penalty Tax for Premature Distributions

For both qualified and Nonqualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on distribution.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a Separate Account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70½. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70½ or the year of retirement.

Minimum Distributions For Beneficiaries. When a death benefit becomes due upon the death of the owner and/or Annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a Payment Option, they are taxed in the same way as Annuity Payments.

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-2415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

Financial Statements

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Cityplace, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 10% of the Purchase Payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. In addition, Tower Square Securities, Inc., an affiliate of the Company, receives additional incentive payments from the Company relating to the sale of the Contracts. Also, we may pay additional compensation or permit other promotional incentives in cash, credit or other compensation for, among other things, training, marketing and services provided.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

Voting Rights

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you (and other owners) instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable contract.

APPENDIX A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.40% = (Standard Death Benefit).

1.25 M&E, 0.15 Adm = 1.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (4/97)	2002	1.739	1.285	30,628,302
	2001	2.387	1.739	37,797,218
	2000	3.098	2.387	37,804,248
	1999	2.046	3.098	25,971,911
	1998	1.283	2.046	10,561,314
	1997	1.032	1.283	870,525
	1996	1.000	1.032	—

Money Market Portfolio (7/97)	2002	1.187	1.187	37,562,237
	2001	1.160	1.187	40,133,062
	2000	1.107	1.160	15,545,185
	1999	1.070	1.107	16,750,270
	1998	1.033	1.070	9,244,927
	1997	1.000	1.033	345,682

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (9/00)	2002	0.755	0.519	7,491,542
	2001	0.875	0.755	7,280,717
	2000	1.000	0.875	1,020,328

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (5/00)	2002	0.640	0.436	18,860,012
	2001	0.786	0.640	21,249,041
	2000	1.000	0.786	8,906,509

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (6/98)	2002	0.789	0.688	2,659,824
	2001	0.886	0.789	2,463,748
	2000	1.313	0.886	2,477,705
	1999	0.734	1.313	892,012
	1998	1.000	0.734	223,688

A-1

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars) (Continued)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Delaware VIP Trust
VIP REIT Series — Standard Class (6/98)	2002	1.203	1.240	4,187,869
	2001	1.121	1.203	1,959,474
	2000	0.866	1.121	732,010
	1999	0.901	0.866	357,910
	1998	1.000	0.901	96,983

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (5/98)	2002	1.071	0.880	10,947,330
	2001	1.198	1.071	11,107,345
	2000	1.223	1.198	10,147,802
	1999	1.112	1.223	7,840,789
	1998	1.000	1.112	2,937,245

Small Cap Portfolio — Initial Shares (5/98)	2002	1.094	0.872	13,477,877
	2001	1.182	1.094	11,594,005
	2000	1.058	1.182	6,798,006
	1999	0.871	1.058	3,387,052
	1998	1.000	0.871	1,435,805

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.845	177,623

Templeton Growth Securities Fund — Class 2 (5/02)	2002	1.000	0.792	191,381

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (6/99)	2002	0.848	0.649	15,365,066
	2001	0.982	0.848	13,010,004
	2000	1.098	0.982	4,272,617
	1999	1.000	1.098	753,819

Salomon Brothers Variable Emerging Growth Fund — Class I (5/02)	2002	1.000	0.758	16,289

Salomon Brothers Variable Growth & Income Fund — Class I (5/02)	2002	1.000	0.800	85,414

A-2

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars) (Continued)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Janus Aspen Series
Balanced Portfolio — Service Shares (5/00)	2002	0.911	0.839	14,830,766
	2001	0.972	0.911	13,475,207
	2000	1.000	0.972	4,934,773

Global Life Sciences Portfolio — Service Shares (5/00)	2002	0.931	0.647	3,729,488
	2001	1.135	0.931	4,102,883
	2000	1.000	1.135	1,951,454

Global Technology Portfolio — Service Shares (5/00)	2002	0.415	0.242	11,940,339
	2001	0.672	0.415	10,706,223
	2000	1.000	0.672	5,661,986

Worldwide Growth Portfolio — Service Shares (5/00)	2002	0.609	0.446	15,628,276
	2001	0.798	0.609	16,824,804
	2000	1.000	0.798	7,908,763

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.053	1.132	20,028,983
	2001	1.000	1.053	4,888,796

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.857	0.696	3,980,191
	2001	1.000	0.857	1,555,346

Putnam VT Small Cap Value Fund — Class IB Shares (6/01)	2002	1.088	0.877	1,357,973
	2001	1.000	1.088	432,357

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.806	0.560	299,898
	2001	1.000	0.806	269,501

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (10/98)	2002	1.529	1.130	11,108,929
	2001	1.522	1.529	5,065,288
	2000	1.305	1.522	907,328
	1999	1.084	1.305	216,465
	1998	1.000	1.084	55,964

A-3

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars) (Continued)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Investors Fund — Class I (6/98)	2002	1.216	0.923	19,285,142
	2001	1.287	1.216	15,853,833
	2000	1.132	1.287	7,090,936
	1999	1.029	1.132	3,905,967
	1998	1.000	1.029	1,764,644

Large Cap Growth Fund — Class I (5/02)	2002	1.000	0.800	12,895

Small Cap Growth Fund — Class I (5/00)	2002	0.903	0.581	1,607,182
	2001	0.987	0.903	1,517,383
	2000	1.000	0.987	417,439

The Travelers Series Trust
Convertible Securities Portfolio (5/98)	2002	1.270	1.165	11,385,903
	2001	1.299	1.270	9,680,620
	2000	1.170	1.299	3,349,925
	1999	1.000	1.170	1,137,997
	1998	1.000	1.000	458,699

Disciplined Mid Cap Stock Portfolio (6/97)	2002	1.677	1.417	5,642,652
	2001	1.773	1.677	5,089,354
	2000	1.541	1.773	3,629,362
	1999	1.377	1.541	2,663,507
	1998	1.195	1.377	1,425,770
	1997	1.000	1.195	120,880

Equity Income Portfolio (5/97)	2002	1.521	1.291	25,581,166
	2001	1.652	1.521	27,130,603
	2000	1.535	1.652	22,535,737
	1999	1.484	1.535	19,892,863
	1998	1.339	1.484	12,301,819
	1997	1.026	1.339	639,656
	1996	1.000	1.026	—

Federated High Yield Portfolio (5/97)	2002	1.089	1.114	10,745,854
	2001	1.084	1.089	10,746,070
	2000	1.196	1.084	10,245,417
	1999	1.177	1.196	10,237,038

A-4

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars) (Continued)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Federated High Yield Portfolio (continued)	1998	1.140	1.177	7,715,310
	1997	1.000	1.140	620,667

Federated Stock Portfolio (5/97)	2002	1.592	1.266	5,995,963
	2001	1.588	1.592	6,935,446
	2000	1.552	1.588	7,399,547
	1999	1.494	1.552	7,710,739
	1998	1.285	1.494	4,599,587
	1997	1.000	1.285	352,550

Large Cap Portfolio (6/97)	2002	1.459	1.111	21,047,983
	2001	1.790	1.459	24,478,964
	2000	2.123	1.790	22,306,844
	1999	1.665	2.123	15,562,311
	1998	1.245	1.665	6,662,550
	1997	1.023	1.245	491,869
	1996	1.000	1.023	—

Lazard International Stock Portfolio (5/97)	2002	0.928	0.796	13,668,745
	2001	1.275	0.928	15,755,872
	2000	1.460	1.275	14,943,761
	1999	1.216	1.460	10,264,070
	1998	1.095	1.216	6,533,760
	1997	1.027	1.095	849,629
	1996	1.000	1.027	—

MFS Emerging Growth Portfolio (4/97)	2002	1.371	0.889	14,224,892
	2001	2.179	1.371	17,469,577
	2000	2.766	2.179	16,347,854
	1999	1.587	2.766	11,222,748
	1998	1.198	1.587	5,891,811
	1997	1.004	1.198	528,553
	1996	1.000	1.004	—

MFS Mid Cap Growth Portfolio (4/98)	2002	1.295	0.653	17,198,804
	2001	1.721	1.295	17,692,810
	2000	1.595	1.721	10,884,619
	1999	0.985	1.595	3,220,420
	1998	1.000	0.985	696,846

A-5

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars) (Continued)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

MFS Research Portfolio (5/98)	2002	0.915	0.675	2,775,596
	2001	1.197	0.915	3,043,071
	2000	1.285	1.197	2,244,673
	1999	1.054	1.285	1,352,776
	1998	1.000	1.054	149,981

Travelers Quality Bond Portfolio (5/97)	2002	1.257	1.311	38,055,248
	2001	1.190	1.257	30,037,629
	2000	1.128	1.190	16,565,402
	1999	1.131	1.128	13,396,194
	1998	1.057	1.131	9,328,606
	1997	1.001	1.057	378,758
	1996	1.000	1.001	—

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (9/00)	2002	0.588	0.442	5,204,465
	2001	0.783	0.588	5,177,186

Alliance Growth Portfolio (6/97)	2002	1.508	0.988	25,280,072
	2001	1.765	1.508	31,918,323
	2000	2.189	1.765	32,922,575
	1999	1.679	2.189	25,024,627
	1998	1.319	1.679	13,211,206
	1997	1.037	1.319	1,062,634
	1996	1.000	1.037	—

MFS Total Return Portfolio (5/97)	2002	1.496	1.397	42,905,992
	2001	1.517	1.496	38,437,801
	2000	1.319	1.517	29,382,873
	1999	1.303	1.319	27,173,225
	1998	1.183	1.303	16,380,184
	1997	1.000	1.183	962,287

Putnam Diversified Income Portfolio (5/97)	2002	1.069	1.116	2,458,578
	2001	1.040	1.069	3,562,219
	2000	1.059	1.040	3,631,654
	1999	1.062	1.059	3,396,677
	1998	1.070	1.062	1,955,397

A-6

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars) (Continued)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam Diversified Income Portfolio (continued)	1997	1.007	1.070	51,659
	1996	1.000	1.007	—

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (12/00)	2002	1.024	0.814	6,548,811
	2001	1.000	1.024	3,476,351

Enterprise Portfolio — Class II Shares (12/00)	2002	0.781	0.542	592,082
	2001	1.000	0.781	522,639

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (5/00)	2002	0.796	0.710	9,701,628
	2001	0.923	0.796	8,023,592

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (12/00)	2002	0.673	0.614	240,022
	2001	1.000	0.673	12,128

Mid Cap Portfolio — Service Class 2 (12/00)	2002	0.999	0.887	5,310,526
	2001	1.000	0.999	1,727,443

Notes

Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

Travelers Series Fund Inc.: Putnam Diversified Income Portfolio is no longer available to new Contract Owners.

A-7

Appendix B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.40% = (Standard Death Benefit).

1.25 M&E, 0.15 Adm = 1.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (12/96)	2002	1.739	1.285	42,634,828
	2001	2.387	1.739	53,418,968
	2000	3.098	2.387	61,812,417
	1999	2.046	3.098	46,942,401
	1998	1.283	2.046	23,010,432
	1997	1.032	1.283	6,344,051
	1996	1.000	1.032	29,824

Money Market Portfolio (2/97)	2002	1.187	1.187	50,704,937
	2001	1.160	1.187	58,256,805
	2000	1.107	1.160	34,878,359
	1999	1.070	1.107	37,736,754
	1998	1.033	1.070	16,762,447
	1997	1.000	1.033	5,369,177

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (9/00)	2002	0.755	0.519	4,949,369
	2001	0.875	0.755	3,727,475
	2000	1.000	0.875	391,818

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (5/00)	2002	0.640	0.436	17,729,828
	2001	0.786	0.640	18,982,017
	2000	1.000	0.786	13,647,974

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (5/98)	2002	0.789	0.688	4,787,661
	2001	0.886	0.789	4,624,645
	2000	1.313	0.886	4,854,365
	1999	0.734	1.313	2,521,807
	1998	1.000	0.734	780,839

B-1

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars) (Continued)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Delaware VIP Trust
VIP REIT Series — Standard Class (5/98)	2002	1.203	1.240	4,376,831
	2001	1.121	1.203	2,866,778
	2000	0.866	1.121	2,273,183
	1999	0.901	0.866	1,280,359
	1998	1.000	0.901	632,612

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (4/98)	2002	1.071	0.880	10,611,490
	2001	1.198	1.071	11,636,949
	2000	1.223	1.198	12,271,080
	1999	1.112	1.223	10,488,399
	1998	1.000	1.112	2,833,960

Small Cap Portfolio — Initial Shares (4/98)	2002	1.094	0.872	19,868,161
	2001	1.182	1.094	19,065,688
	2000	1.058	1.182	13,636,390
	1999	0.871	1.058	7,815,322
	1998	1.000	0.871	3,051,249

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.845	201,578

Templeton Growth Securities Fund — Class 2 (5/02)	2002	1.000	0.792	508,837

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (5/99)	2002	0.848	0.649	16,724,050
	2001	0.982	0.848	16,104,947
	2000	1.098	0.982	10,807,508
	1999	1.000	1.098	3,460,443

Salomon Brothers Variable Emerging Growth Fund — Class I (7/02)	2002	1.000	0.758	58,025

Salomon Brothers Variable Growth & Income Fund — Class I (7/02)	2002	1.000	0.800	30,873

B-2

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars) (Continued)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Janus Aspen Series
Balanced Portfolio — Service Shares (5/00)	2002	0.911	0.839	15,615,584
	2001	0.972	0.911	12,635,819
	2000	1.000	0.972	5,246,201

Global Life Sciences Portfolio — Service Shares (5/00)	2002	0.931	0.647	2,609,664
	2001	1.135	0.931	3,200,999
	2000	1.000	1.135	2,447,663

Global Technology Portfolio — Service Shares (5/00)	2002	0.415	0.242	7,815,420
	2001	0.672	0.415	9,044,726
	2000	1.000	0.672	7,604,465

Worldwide Growth Portfolio — Service Shares (5/00)	2002	0.609	0.446	22,039,418
	2001	0.798	0.609	22,841,930
	2000	1.000	0.798	13,421,744

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.053	1.132	23,164,167
	2001	1.000	1.053	5,336,214

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.857	0.696	2,571,497
	2001	1.000	0.857	999,717

Putnam VT Small Cap Value Fund — Class IB Shares (6/01)	2002	1.088	0.877	2,277,646
	2001	1.000	1.088	816,572

Putnam VT Voyager II Fund — Class IB Shares (7/01)	2002	0.806	0.560	392,678
	2001	1.000	0.806	154,441

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (5/98)	2002	1.529	1.130	14,322,306
	2001	1.522	1.529	12,398,140
	2000	1.305	1.522	5,750,512
	1999	1.084	1.305	2,802,945
	1998	1.000	1.084	1,220,503

B-3

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars) (Continued)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Investors Fund — Class I (4/98)	2002	1.216	0.923	19,758,109
	2001	1.287	1.216	19,646,073
	2000	1.132	1.287	12,889,045
	1999	1.029	1.132	8,670,638
	1998	1.000	1.029	3,232,444

Large Cap Growth Fund — Class I (7/02)	2002	1.000	0.800	37,706

Small Cap Growth Fund — Class I (5/00)	2002	0.903	0.581	5,433,438
	2001	0.987	0.903	4,642,573
	2000	1.000	0.987	2,056,506

The Travelers Series Trust
Convertible Securities Portfolio (5/98)	2002	1.270	1.165	12,056,558
	2001	1.299	1.270	12,986,021
	2000	1.170	1.299	7,553,759
	1999	1.000	1.170	2,431,429
	1998	1.000	1.000	414,907

Disciplined Mid Cap Stock Portfolio (6/97)	2002	1.677	1.417	8,864,245
	2001	1.773	1.677	8,489,614
	2000	1.541	1.773	8,454,275
	1999	1.377	1.541	6,716,626
	1998	1.195	1.377	5,142,990
	1997	1.000	1.195	1,668,733

Equity Income Portfolio (12/96)	2002	1.521	1.291	34,048,347
	2001	1.652	1.521	37,812,927
	2000	1.535	1.652	37,849,058
	1999	1.484	1.535	35,687,217
	1998	1.339	1.484	25,733,333
	1997	1.026	1.339	6,719,150
	1996	1.000	1.026	30,196

Federated High Yield Portfolio (1/97)	2002	1.089	1.114	17,457,622
	2001	1.084	1.089	18,647,220
	2000	1.196	1.084	19,736,049
	1999	1.177	1.196	22,260,856

B-4

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars) (Continued)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Federated High Yield Portfolio (continued)	1998	1.140	1.177	18,811,555
	1997	1.000	1.140	4,566,993

Federated Stock Portfolio (1/97)	2002	1.592	1.266	10,775,970
	2001	1.588	1.592	12,221,263
	2000	1.552	1.588	13,157,332
	1999	1.494	1.552	14,406,177
	1998	1.285	1.494	11,892,034
	1997	1.000	1.285	3,816,999

Large Cap Portfolio (12/96)	2002	1.459	1.111	27,044,542
	2001	1.790	1.459	31,933,410
	2000	2.123	1.790	34,231,282
	1999	1.665	2.123	28,051,763
	1998	1.245	1.665	15,040,703
	1997	1.023	1.245	4,815,858
	1996	1.000	1.023	7,800

Lazard International Stock Portfolio (12/96)	2002	0.928	0.796	26,640,453
	2001	1.275	0.928	31,145,128
	2000	1.460	1.275	30,394,514
	1999	1.216	1.460	25,226,349
	1998	1.095	1.216	17,270,810
	1997	1.027	1.095	5,694,288
	1996	1.000	1.027	5,702

MFS Emerging Growth Portfolio (12/96)	2002	1.371	0.889	20,932,892
	2001	2.179	1.371	25,825,528
	2000	2.766	2.179	29,190,353
	1999	1.587	2.766	22,881,721
	1998	1.198	1.587	15,538,984
	1997	1.004	1.198	4,218,974
	1996	1.000	1.004	31,886

MFS Mid Cap Growth Portfolio (4/98)	2002	1.295	0.653	14,799,098
	2001	1.721	1.295	16,854,809
	2000	1.595	1.721	14,558,647

B-5

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars) (Continued)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

MFS Mid Cap Growth Portfolio (continued)	1999	0.985	1.595	4,760,902
	1998	1.000	0.985	965,761

MFS Research Portfolio (5/98)	2002	0.915	0.675	1,529,363
	2001	1.197	0.915	2,090,679
	2000	1.285	1.197	1,772,277
	1999	1.054	1.285	669,474
	1998	1.000	1.054	211,400

Travelers Quality Bond Portfolio (12/96)	2002	1.257	1.311	32,768,046
	2001	1.190	1.257	35,205,769
	2000	1.128	1.190	26,960,877
	1999	1.131	1.128	26,069,226
	1998	1.057	1.131	15,435,236
	1997	1.001	1.057	3,137,736
	1996	1.000	1.001	95,203

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (10/00)	2002	0.588	0.442	2,972,707
	2001	0.783	0.588	2,101,669

Alliance Growth Portfolio (12/96)	2002	1.508	0.988	39,829,840
	2001	1.765	1.508	49,964,273
	2000	2.189	1.765	55,775,319
	1999	1.679	2.189	47,167,905
	1998	1.319	1.679	31,011,054
	1997	1.037	1.319	8,259,362
	1996	1.000	1.037	2,250

MFS Total Return Portfolio (1/97)	2002	1.496	1.397	56,799,647
	2001	1.517	1.496	58,954,968
	2000	1.319	1.517	53,326,538
	1999	1.303	1.319	54,290,552
	1998	1.183	1.303	42,017,841
	1997	1.000	1.183	9,959,634

Putnam Diversified Income Portfolio (12/96)	2002	1.069	1.116	4,569,590
	2001	1.040	1.069	5,471,566

B-6

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars) (Continued)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam Diversified Income Portfolio (continued)	2000	1.059	1.040	5,247,966
	1999	1.062	1.059	4,489,463
	1998	1.070	1.062	3,797,291
	1997	1.007	1.070	1,132,608
	1996	1.000	1.007	3,300

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (12/00)	2002	1.024	0.814	13,051,055
	2001	1.069	1.024	8,766,086

Enterprise Portfolio — Class II Shares (12/00)	2002	0.781	0.542	2,652,351
	2001	0.997	0.781	2,530,977

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (5/00)	2002	0.796	0.710	10,767,860
	2001	0.923	0.796	8,215,904

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (6/01)	2002	0.673	0.614	1,029,633
	2001	0.957	0.673	101,442

Mid Cap Portfolio — Service Class 2 (1/01)	2002	0.999	0.887	4,832,433
	2001	1.050	0.999	1,308,941

Notes

Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 year end have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

Travelers Series Fund Inc.: Putnam Diversified Income Portfolio is no longer available to new Contract Owners.

B-7

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

Transfers

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

C-1

APPENDIX D

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2003 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-2415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21194S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21195S.

Name:	___________________________________________________________________
Address:	___________________________________________________________________
___________________________________________________________________

D-1

THIS PAGE INTENTIONALLY LEFT BLANK.

L-21270	May 1, 2003

Travelers Life & Annuity Access Select Annuity Prospectus:

The Travelers Fund ABD For Variable Annuities
The Travelers Fund ABD II For Variable Annuities

This prospectus describes Travelers Life & Annuity Access Select Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“Qualified Contracts”) as well as those that do not qualify for such treatment (“Nonqualified Contracts”). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.”

You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund	The Travelers Series Trust
Money Market Portfolio	Convertible Securities Portfolio
AIM Variable Insurance Funds, Inc.	Disciplined Mid Cap Stock Portfolio
AIM V.I. Premier Equity Fund — Series I	Equity Income Portfolio
AllianceBernstein Variable Product Series Fund, Inc.	Federated High Yield Portfolio
AllianceBernstein Premier Growth Portfolio — Class B(1)	Federated Stock Portfolio
Delaware VIP Trust	Large Cap Portfolio
Delaware VIP REIT Series — Standard Class	Lazard International Stock Portfolio
Dreyfus Variable Investment Fund	MFS Emerging Growth Portfolio
Dreyfus Variable Investment Fund — Appreciation Portfolio —	MFS Mid Cap Growth Portfolio
Initial Shares	Travelers Quality Bond Portfolio
Dreyfus Variable Investment Fund — Developing Leaders	Travelers Series Fund Inc.
Portfolio — Initial Shares(2)	AIM Capital Appreciation Portfolio
Greenwich Street Series Fund	Alliance Growth Portfolio
Appreciation Portfolio	MFS Total Return Portfolio
Equity Index Portfolio — Class II Shares	Smith Barney Aggressive Growth Portfolio
Fundamental Value Portfolio	Smith Barney Large Capitalization Growth Portfolio
Janus Aspen Series	Van Kampen Life Investment Trust
Balanced Portfolio — Service Shares	Comstock Portfolio Class II Shares
Global Life Sciences Portfolio — Service Shares	Emerging Growth Portfolio Class II Shares
Global Technology Portfolio — Service Shares	Variable Insurance Products Fund II
Worldwide Growth Portfolio — Service Shares	Contrafund® Portfolio — Service Class 2
PIMCO Variable Insurance Trust	Variable Insurance Products Fund III
Total Return Portfolio — Administrative Class	Mid Cap Portfolio — Service Class 2
Putnam Variable Trust
Putnam VT International Equity Fund — Class IB Shares(3)
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I(4)
Investors Fund — Class I

______________

(1)	Formerly Premier Growth Portfolio — Class B	(3)	Formerly Putnam VT International Growth Fund — Class IB Shares
(2)	Formerly Small Cap Portfolio — Initial Shares	(4)	Formerly Capital Fund — Class I

The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-2415, call 1-800-842-8573 or access the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated May 1, 2003

Glossary	3	Miscellaneous Contract Provisions	29
Summary	5	Right to Return	29
Fee Table	8	Termination	30
Condensed Financial Information	14	Required Reports	30
The Annuity Contract	14	Suspension of Payments	30
Contract Owner Inquiries	14	The Separate Accounts	30
Purchase Payments	14	Performance Information	31
Accumulation Units	14	Federal Tax Considerations	31
The Variable Funding Options	15	Non-Resident Aliens	31
Fixed Account	19	General Taxation of Annuities	32
Charges and Deductions	19	Types of Contracts: Qualified or
General	19	Nonqualified	32
Administrative Charges	19	Nonqualified Annuity Contracts	32
Mortality and Expense Risk Charge	20	Puerto Rico Tax Considerations	33
Variable Funding Option Expenses	20	Qualified Annuity Contracts	33
Premium Tax	20	Penalty Tax for Premature
Changes in Taxes Based Upon		Distributions	33
Premium or Value	20	Diversification Requirements for
Transfers	20	Variable Annuities	33
Dollar Cost Averaging	21	Ownership of the Investments	33
Access to Your Money	22	Mandatory Distributions for Qualified
Systematic Withdrawals	22	Plans	34
Loans	23	Taxation of Death Benefit Proceeds	34
Ownership Provisions	23	Other Information	34
Types of Ownership	23	The Insurance Companies	34
Contract Owner	23	Financial Statements	34
Beneficiary	23	Distribution of Variable Annuity
Annuitant	23	Contracts	34
Contingent Annuitant	23	Conformity with State and Federal Laws	35
Death Benefit	24	Voting Rights	35
Death Proceeds Before the Maturity Date	24	Legal Proceedings and Opinions	35
Payment of Proceeds	24	Appendix A: Condensed Financial
Beneficiary Contract Continuance	26	Information for The Travelers
Planned Death Benefit	26	Fund ABD	A-1
Death Proceeds After the Maturity Date	26	Appendix B: Condensed Financial
The Annuity Period	27	Information for The Travelers Fund
Maturity Date	27	ABD II	B-1
Allocation of Annuity	27	Appendix C: The Fixed Account	C-1
Variable Annuity	27	Appendix D: Contents of the Statement
Fixed Annuity	28	of Additional Information	D-1
Payment Options	28
Election of Options	28
Annuity Options	28
Income Options	29
Variable Liquidity Benefit	29

2

Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an annuity or income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

3

Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — an investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

We, us, our — The Travelers Insurance Company or The Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

4

Summary:
Travelers Life & Annuity Access Select Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own Separate Account, both of which are described later in this prospectus. The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities (“Fund ABD”); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities (“Fund ABD II”). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Nonqualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not

5

exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Is there a right to return period? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

6

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.
    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.
7

FEE TABLE

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See Charges and Deductions in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each Variable Funding Option purchases shares of the Underlying Fund at net asset value. The net asset value already reflects the deduction of each Underlying Fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of Underlying Fund expenses.

We receive payments or offsets from some of the Underlying Funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an Underlying Fund on behalf of the Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

Contract Administrative Charge

Annual Contract Administrative Charge	$30
(waived if Contract Value is $40,000 or more)

Annual Separate Account Charges

(as a percentage of the average daily net assets of the Separate Account)

Mortality & Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%
Total Separate Account Charges	1.40%

Variable Funding Option Expenses:

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses	0.42%	1.89%
8

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

(as a percentage of average daily net assets of the funding option)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Capital Appreciation Fund	0.81%	—	0.03%	0.84%(10)
Money Market Portfolio (Travelers)	0.38%	—	0.04%	0.42%(1)
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	0.61%	—	0.24%	0.85%
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B*	1.00%	0.25%	0.06%	1.31%
Credit Suisse Trust
Emerging Markets Portfolio†	1.25%	—	0.64%	1.89%(2)
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	0.75%	—	0.09%	0.84%(3)
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	0.75%	—	0.03%	0.78%
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	0.75%	—	0.06%	0.81%
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(11)
Diversified Strategic Income Portfolio†	0.65%	—	0.22%	0.87%(11)
Equity Index Portfolio — Class II Shares*	0.31%	0.25%	0.05%	0.61%(4)
Fundamental Value Portfolio	0.75%	—	0.03%	0.78%(11)
Janus Aspen Series
Balanced Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%(5)
Global Life Sciences Portfolio — Service Shares*	0.65%	0.25%	0.22%	1.12%(5)
Global Technology Portfolio — Service Shares*	0.65%	0.25%	0.07%	0.97%(5)
Worldwide Growth Portfolio — Service Shares*	0.65%	0.25%	0.05%	0.95%(5)
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	0.25%	—	0.41%	0.66%(6)
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares*	0.70%	0.25%	0.86%	1.81%
Putnam VT International Equity Fund — Class IB Shares*	0.77%	0.25%	0.22%	1.24%
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	0.85%	—	0.12%	0.97%
Investors Fund — Class I	0.70%	—	0.11%	0.81%(7)
9

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

The Travelers Series Trust
Convertible Securities Portfolio	0.66%	—	0.15%	0.81%(11)
Disciplined Mid Cap Stock Portfolio	0.76%	—	0.09%	0.85%(11)
Equity Income Portfolio	0.75%	—	0.09%	0.84%(8)
Federated High Yield Portfolio	0.71%	—	0.18%	0.89%(11)
Federated Stock Portfolio	0.69%	—	0.15%	0.84%(11)
Large Cap Portfolio	0.75%	—	0.10%	0.85%(9)
Lazard International Stock Portfolio	0.89%	—	0.17%	1.06%(10)
MFS Emerging Growth Portfolio	0.81%	—	0.08%	0.89%(11)
MFS Mid Cap Growth Portfolio	0.86%	—	0.07%	0.93%(12)
Travelers Quality Bond Portfolio	0.38%	—	0.06%	0.44%(13)
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.05%	0.85%(14)
Alliance Growth Portfolio	0.80%	—	0.03%	0.83%(14)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(14)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.03%	0.83%(15)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.05%	0.80%
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares*	0.60%	0.25%	0.09%	0.94%
Emerging Growth Portfolio Class II Shares*	0.70%	0.25%	0.08%	1.03%
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.10%	0.93%(16)
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.12%	0.95%(17)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

†	Closed to new investors.

#	Expense reimbursements and waivers that are voluntary may be terminated at any time.

Notes

(1)	Travelers Insurance Company reimbursed Money Market Portfolio for $71,805 in expenses for the year ended December 31, 2002. For the year ended December 31, 2002, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expense to average net assets will not exceed 0.40%. Management fee includes an administration fee.

(2)	Fee waivers, expense reimbursements, or expense credits reduced expenses for the Emerging Markets Portfolio during 2002, but this may be discontinued at any time. With such reductions, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.15% and 1.40%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2002, net of any fee waivers or expense reimbursements.

(3)	The investment advisor for the Delaware VIP REIT Series is Delaware Management Company (“DMC”). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on avera ge daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(4)	Management fee includes administration fees. Effective June 24, 2002, the Advisory fee for GSS Equity Index Portfolio increased to 0.25% from 0.15%, therefore the actual Management fee for the year was a blended rate of 0.20% plus 0.06% in Administration fees.

(5)	Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. All expenses are shown without the effect of any expense offset arrangements.

10

(6)	“Other Expenses” reflects a 0.25% administrative fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(7)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(8)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Equity Income Portfolio were 0.78%.

(9)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Large Cap Portfolio were 0.81%.

(10)	Management fee includes an administration fee. Fund has a voluntary expense cap of 1.25%.

(11)	Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

(12)	Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

(13)	Management fee includes an administration fee. Fund has a voluntary expense cap of 0.75%.

(14)	Fund has a voluntary expense cap of 1.25%.

(15)	Fund has a voluntary expense cap of 1.00%.

(16)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Contrafund Portfolio — Service Class 2 were 0.90%.

(17)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Mid Cap Portfolio — Service Class 2 were 0.88%.

11

EXAMPLE

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the Underlying Funds for the year ended December 31, 2002. The examples are based on the Funds’ Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets and the maximum charges reflected in the expense table above. The examples also reflect the annual contract administrative charge.

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	229	706	1209	2594	229	706	1209	2594
Money Market Portfolio	187	578	995	2157	187	578	995	2157
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	230	709	1215	2604	230	709	1215	2604
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B	276	847	1444	3060	276	847	1444	3060
Credit Suisse Trust
Emerging Markets Portfolio†	334	1018	1726	3603	334	1018	1726	3603
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	229	706	1209	2594	229	706	1209	2594
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	223	688	1179	2533	223	688	1179	2533
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	226	697	1194	2563	226	697	1194	2563
Greenwich Street Series Fund
Appreciation Portfolio	222	685	1174	2523	222	685	1174	2523
Diversified Strategic Income Portfolio†	232	715	1225	2624	232	715	1225	2624
Equity Index Portfolio — Class II Shares	206	636	1093	2357	206	636	1093	2357
Fundamental Value Portfolio	223	688	1179	2533	223	688	1179	2533
Janus Aspen Series
Balanced Portfolio — Service Shares	237	730	1250	2675	237	730	1250	2675
Global Life Sciences Portfolio — Service Shares	257	790	1350	2874	257	790	1350	2874
Global Technology Portfolio — Service Shares	242	745	1275	2725	242	745	1275	2725
Worldwide Growth Portfolio — Service Shares	240	739	1265	2705	240	739	1265	2705
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	211	651	1118	2409	211	651	1118	2409
12

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	326	995	1687	3530	326	995	1687	3530
Putnam VT International Equity Fund — Class IB Shares	269	826	1410	2992	269	826	1410	2992
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	242	745	1275	2725	242	745	1275	2725
Investors Fund — Class I	226	697	1194	2563	226	697	1194	2563
The Travelers Series Trust
Convertible Securities Portfolio	226	697	1194	2563	226	697	1194	2563
Disciplined Mid Cap Stock Portfolio	230	709	1215	2604	230	709	1215	2604
Equity Income Portfolio	229	706	1209	2594	229	706	1209	2594
Federated High Yield Portfolio	234	721	1235	2645	234	721	1235	2645
Federated Stock Portfolio	229	706	1209	2594	229	706	1209	2594
Large Cap Portfolio	230	709	1215	2604	230	709	1215	2604
Lazard International Stock Portfolio	251	772	1320	2815	251	772	1320	2815
MFS Emerging Growth Portfolio	234	721	1235	2645	234	721	1235	2645
MFS Mid Cap Growth Portfolio	238	733	1255	2685	238	733	1255	2685
Travelers Quality Bond Portfolio	189	584	1005	2179	189	584	1005	2179
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	230	709	1215	2604	230	709	1215	2604
Alliance Growth Portfolio	228	703	1204	2584	228	703	1204	2584
MFS Total Return Portfolio	228	703	1204	2584	228	703	1204	2584
Smith Barney Aggressive Growth Portfolio	228	703	1204	2584	228	703	1204	2584
Smith Barney Large Capitalization Growth Portfolio	225	694	1189	2553	225	694	1189	2553
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	239	736	1260	2695	239	736	1260	2695
Emerging Growth Portfolio Class II Shares	248	763	1305	2785	248	763	1305	2785
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	238	733	1255	2685	238	733	1255	2685
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	240	739	1265	2705	240	739	1265	2705

______________

†	Closed to new investors.

13

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Life & Annuity Access Select Annuity is a contract between the Contract Owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account Cont ract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

Purchase Payments

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each Variable Funding Option has a corresponding Accumulation Unit

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value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

15

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser

Capital Appreciation Fund	Seeks growth of capital. The Fund normally invests in equity securities of issuers of any size and in any industry.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp.
Money Market Portfolio (Travelers)	Seeks high current return with preservation of capital and liquidity. The Fund normally invests in high-quality short term money market instruments.	TAMIC
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	Seeks to achieve long term growth of capital. Income is a secondary objective. The Fund normally invests in equity securities, including convertible securities.	AIM Advisers, Inc.
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B	Seeks growth of capital. The Fund normally invests in equity securities of a relatively small number of intensely researched U.S. companies.	Alliance Capital Management L.P.
Credit Suisse Trust
Emerging Markets Portfolio†	Seeks long term growth of capital. The Fund normally invests in equity securities of companies located in, or conducting a majority of their business, in emerging markets.	Credit Suisse Asset Management, LLC Subadviser: Credit Suisse Asset Management Limited
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	Seeks to achieve maximum long term total return with capital appreciation as a secondary objective. The Fund normally invests in companies that manage a portfolio of real estate to earn profits for shareholders (REITS).	Delaware Management Company
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	Seeks long term capital growth consistent with the preservation of capital. Current income is a secondary objective. The Fund normally invests in common stocks of established companies.	The Dreyfus Corporation (“Dreyfus”) Subadviser: Fayez Sarofim & Co.
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	Seeks to maximize capital appreciation. The Fund normally invests in companies with market capitalizations of less than $2 billion at the time of purchase.	Dreyfus
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long-term appreciation of capital. The Fund normally invests in equity securities of U.S. companies.	Smith Barney Fund Management LLC (“SBFM”)
Diversified Strategic Income Portfolio†	Seeks high current income. The Fund normally invests in fixed income securities.	SBFM Subadviser: Smith Barney Global Capital Management, Inc.
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The Fund normally invests in equity securities, or other investments with similar economic characteristics that are included in the S&P 500 Index.	Travelers Investment Management Company (“TIMCO”)
Fundamental Value Portfolio	Seeks long-term capital growth. Current income is a secondary consideration. The Fund normally invests in common stocks, and common stock equivalents of companies, believed to be undervalued.	SBFM

16

Funding Option	Investment Objective	Investment Adviser/Subadviser

Janus Aspen Series
Balanced Portfolio — Service Shares	Seeks long term capital growth, consistent with preservation of capital and balanced by current income. The Fund normally invests in common stocks selected for their growth potential and other securities selected for their income potential.	Janus Capital
Global Life Sciences Portfolio — Service Shares	Seeks long-term growth of capital. The Fund normally invests in securities of companies with a life science (e.g. health, personal care, pharmaceuticals) orientation.	Janus Capital
Global Technology Portfolio — Service Shares	Seeks long-term growth of capital. The Fund normally invests in securities of companies that are expected to benefit from advances or improvements in technology.	Janus Capital
Worldwide Growth Portfolio — Service Shares	Seeks growth of capital in a manner consistent with the preservation of capital. The Fund normally invests in the common stocks of companies of any size throughout the world.	Janus Capital
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Fund normally invests in intermediate maturity fixed income securities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	Seeks long-term growth of capital. The Fund normally invests in the common stocks of U.S. companies believed to be fast-growing and whose earnings are likely to increase over time.	Putnam Investment Management (“Putnam”)
Putnam VT International Equity Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies outside the U.S.	Putnam
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	Seeks capital appreciation. The Fund normally invests in common stocks and their equivalents of companies believed to be undervalued in the marketplace.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund — Class I	Seeks long term growth of capital. Secondarily seeks current income. The Fund normally invests in common stocks of established companies.	SBAM
The Travelers Series Trust
Convertible Securities Portfolio	Seeks current income and capital appreciation. The Fund normally invests in convertible securities.	TAMIC
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital. The Fund normally invests in the equity securities of companies with mid-size market capitalizations.	TAMIC Subadviser: TIMCO
Equity Income Portfolio	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	TAMIC Subadviser: Fidelity Management & Research Company (“FMR”)
Federated High Yield Portfolio	Seeks high current income. The Fund normally invests in below investment-grade bonds and debt securities.	TAMIC Subadviser: Federated Investment Management Company (‘Federated”)
Federated Stock Portfolio	Seeks growth of income and capital. The Fund normally invests in equity securities that are selected on the basis of traditional research techniques.	TAMIC Subadviser: Federated
Large Cap Portfolio	Seeks long term growth of capital. The Fund normally invests in the securities of companies with large market capitalizations.	TAMIC Subadviser: FMR

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Funding Option	Investment Objective	Investment Adviser/Subadviser

The Travelers Series Trust (continued)
Lazard International Stock Portfolio	Seeks capital appreciation. The Fund normally invests in equity securities of non-U.S. domiciled companies located in developed markets.	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in common stock and related securities of emerging growth companies.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with medium market capitalization that are believed to have above average growth potential.	TAMIC Subadviser: MFS
Travelers Quality Bond Portfolio	Seeks current income and total return with moderate capital volatility. The Fund normally invests in investment-grade bonds and debt securities.	TAMIC
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of companies that are likely to benefit from new products, services or processes or have experienced above-average earnings growth.	Travelers Investment Adviser Inc. (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in the equity securities of U.S. companies.	TIA Subadviser: Alliance Capital Management L.P.
MFS Total Return Portfolio	Seeks above average income consistent with the prudent employment of capital. Secondarily, seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers.	TIA Subadviser: MFS
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation. The Fund normally invests in common stocks of companies that are experiencing, or are expected to experience, growth in earnings.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	Seeks capital growth and income. The Fund normally invests in common and preferred stocks, and convertible securities, of well established undervalued companies.	Van Kampen Asset Management Inc. (“Van Kampen”)
Emerging Growth Portfolio Class II Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Van Kampen
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	Seeks long term capital appreciation. The Fund normally invests in common stocks of companies whose value may not be fully recognized by the public.	FMR
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	Seeks long term growth of capital. The Fund normally invests in common stocks of companies with medium market capitalizations.	FMR

______________

†	Closed to new investors.

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FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)
    administration of the annuity options available under the Contracts and the distribution of various reports to Contract Owners

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts sales and marketing expenses including commission payments to your sales agent and other costs of doing business

Risks we assume include:

    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established that the amount of the death benefit will be greater than the Contract Value and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender

19

your Contract, or if we terminate your Contract. We will not deduct the contract administrative charge from the Fixed Account or:

            (1)   from the distribution of death proceeds

            (2)   after an annuity payout has begun or

            (3)   if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called “Subaccount administrative charge”) on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

        the total dollar amount being transferred;
        the number of transfers you made within the previous three months;
        whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
        whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group.
20

2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

        reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

There are no charges for transfers, however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since different Underlying Funds have different expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase

21

Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any outstanding loans and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the fixed account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

22

Loans

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Nonqualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

Annuitant

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

  the death benefit will not be payable upon the Annuitant’s death the Contingent Annuitant becomes the Annuitant
  all other rights and benefits will continue in effect
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When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of beneficiary contract continuance. (“Death Report Date”).

Death Proceeds Before the Maturity Date

Death of any owner or the Annuitant before age 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans:

(1)	the Contract Value

(2)	the total Purchase Payments made under the Contract or

(3)	the Contract Value on the latest fifth contract year anniversary immediately preceding the Death Report Date

Death of any owner or the Annuitant on or after age 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans:

(1)	the Contract Value;

(2)	the total Purchase Payments made under the Contract; or

(3)	the Contract Value on the latest fifth contract year anniversary occurring on or before the Annuitant’s 75th birthday.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner (who is not the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Joint Owner (who is not the annuitant)	The surviving joint owner.	Unless the surviving joint owner elects to continue the Contract rather than receive the distribution..	Yes

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Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner (who is the annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless, the beneficiary/surviving joint elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is not the Contract owner)	The beneficiary (ies), or if none, to the Contract Owner.	Unless the elects to continue the Contract rather than receive the distribution.

		Or, unless there is a Contingent Annuitant. Then, the Contingent Annuitant becomes the Annuitant and the Contract continues in effect (generally using the original Maturity Date). The proceeds will then be paid upon the death of the Contingent Annuitant owner.	Yes

Annuitant (who is the Contract Owner)	The death of “owner who is the Annuitant” above.		Yes

Annuitant (where owner is a nonnatural entity/trust)	The beneficiary (ies), or if none, to the owner		Yes (Death of annuitant is treated as death of the owner in these circumstances.)

Contingent Annuitant (assuming annuitant is still alive)	No death proceeds are payable; Contract continues.		N/A

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Contingent Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Beneficiary	No death proceeds are payable; contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

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Beneficiary Contract Continuance (not permitted for non-natural beneficiaries)

If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    take a loan
    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the Death Report Date. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

Planned Death Benefit

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      through an annuity for life or a period that does not exceed the beneficiary’s life expectancy; or
      under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

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THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income option payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 70th birthday for qualified Contracts and the Annuitant’s 75th birthday for Nonqualified Contracts or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 85th birthday for Nonqualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qalified Contracts upon either the later of the Contract Owner’s attainment of age 70½ or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Anuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your

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variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

PAYMENT OPTIONS

Election of Options

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

Annuity Options

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

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Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

Income Options

Instead of one of the annuity options described above, and subject to the conditions described under “Election of Options,” all or part of the Contract’s Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 — Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 — Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 — Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

Variable Liquidity Benefit

This benefit is only offered with the income option Payments for a Fixed Period.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

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We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Contract Value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Fund ABD and Fund ABD II, respectively. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable

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annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

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General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, Qualified or Nonqualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as Nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an annuity payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See “Penalty Tax for Premature Distributions” below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

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Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including lump-sum withdrawals and Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules that govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state’ income tax laws. Please consult your employer or tax adviser regarding this issue.

Penalty Tax for Premature Distributions

For both Qualified and Nonqualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a Separate Account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

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Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70½ Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70½ or the year of retirement.

Minimum Distributions For Beneficiaries. When a death benefit becomes due upon the death of the owner and/or Annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a Payment Option, they are taxed in the same way as Annuity Payments.

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-2415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

Financial Statements

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Cityplace, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 10% of the Purchase Payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. Also, we may pay additional compensation or permit other promotional incentives in cash, credit or other compensation for, among other things, training, marketing and services provided.

34

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

Voting Rights

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners’ instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable contract.

35

APPENDIX A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.40% = (Standard Death Benefit).

1.25 M&E, 0.15 Adm = 1.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (4/97)	2002	1.739	1.285	30,628,302
	2001	2.387	1.739	37,797,218
	2000	3.098	2.387	37,804,248
	1999	2.046	3.098	25,971,911
	1998	1.283	2.046	10,561,314
	1997	1.032	1.283	870,525
	1996	1.000	1.032	—
Money Market Portfolio (7/97)	2002	1.187	1.187	37,562,237
	2001	1.160	1.187	40,133,062
	2000	1.107	1.160	15,545,185
	1999	1.070	1.107	16,750,270
	1998	1.033	1.070	9,244,927
	1997	1.000	1.033	345,682
AIM Variable Insurance Funds AIM V.I. Premier Equity Fund — Series I (9/00)	2002	0.755	0.519	7,491,542
	2001	0.875	0.755	7,280,717
	2000	1.000	0.875	1,020,328
Alliance Variable Product Series Fund, Inc. Premier Growth Portfolio — Class B (5/00)	2002	0.640	0.436	18,860,012
	2001	0.786	0.640	21,249,041
	2000	1.000	0.786	8,906,509
Credit Suisse Trust Credit Suisse Emerging Markets Portfolio (6/98)	2002	0.789	0.688	2,659,824
	2001	0.886	0.789	2,463,748
	2000	1.313	0.886	2,477,705
	1999	0.734	1.313	892,012
	1998	1.000	0.734	223,688

Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Delaware VIP Trust VIP REIT Series — Standard Class (6/98)	2002	1.203	1.240	4,187,869
	2001	1.121	1.203	1,959,474
	2000	0.866	1.121	732,010
	1999	0.901	0.866	357,910
	1998	1.000	0.901	96,983
Dreyfus Variable Investment Fund Appreciation Portfolio — Initial Shares (5/98)	2002	1.071	0.880	10,947,330
	2001	1.198	1.071	11,107,345
	2000	1.223	1.198	10,147,802
	1999	1.112	1.223	7,840,789
	1998	1.000	1.112	2,937,245
Small Cap Portfolio — Initial Shares (5/98)	2002	1.094	0.872	13,477,877
	2001	1.182	1.094	11,594,005
	2000	1.058	1.182	6,798,006
	1999	0.871	1.058	3,387,052
	1998	1.000	0.871	1,435,805
Greenwich Street Series Fund Appreciation Portfolio (6/97)	2002	1.330	1.082	16,582,644
	2001	1.405	1.330	13,756,405
	2000	1.431	1.405	9,922,836
	1999	1.283	1.431	6,935,912
	1998	1.092	1.283	3,710,315
	1997	1.000	1.092	506,282
Diversified Strategic Income Portfolio (6/97)	2002	1.138	1.176	10,925,399
	2001	1.118	1.138	12,784,586
	2000	1.103	1.118	11,430,969
	1999	1.100	1.103	10,783,437
	1998	1.048	1.100	7,076,327
	1997	1.000	1.048	733,829
Equity Index Portfolio — Class II Shares (6/99)	2002	0.848	0.649	15,365,066
	2001	0.982	0.848	13,010,004
	2000	1.098	0.982	4,272,617
	1999	1.000	1.098	753,819

Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Fundamental Value Portfolio
(5/98)	2002	1.272	0.987	27,230,503
	2001	1.362	1.272	17,065,180
	2000	1.146	1.362	4,380,339
	1999	0.953	1.146	1,958,751
	1998	1.000	0.953	708,254
Janus Aspen Series Balanced Portfolio — Service Shares (5/00)	2002	0.911	0.839	14,830,766
	2001	0.972	0.911	13,475,207
	2000	1.000	0.972	4,934,773
Global Life Sciences Portfolio — Service Shares (5/00)	2002	0.931	0.647	3,729,488
	2001	1.135	0.931	4,102,883
	2000	1.000	1.135	1,951,454

Global Technology Portfolio —
Service Shares (5/00	2002	0.415	0.242	11,940,339
	2001	0.672	0.415	10,706,223
	2000	1.000	0.672	5,661,986

Worldwide Growth Portfolio — Service
Shares (5/00)	2002	0.609	0.446	15,628,276
	2001	0.798	0.609	16,824,804
	2000	1.000	0.798	7,908,763
PIMCO Variable Insurance Trust Total Return Portfolio — Administrative Class (5/01)	2002	1.053	1.132	20,028,983
	2001	1.000	1.053	4,888,796
Putnam Variable Trust Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.857	0.696	3,980,191
	2001	1.000	0.857	1,555,346
Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.806	0.560	299,898
	2001	1.000	0.806	269,501

Salomon Brothers Variable Series Fund Inc. Capital Fund — Class I (10/98)	2002	1.529	1.130	11,108,929
	2001	1.522	1.529	5,065,288

Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Investors Fund — Class I (6/98)	2002	1.216	0.923	19,285,141
	2001	1.287	1.216	15,853,833
	2000	1.132	1.287	7,090,936
	1999	1.029	1.132	3,905,967
	1998	1.000	1.029	1,764,644
The Travelers Series Trust Convertible Securities Portfolio (5/98)	2002	1.270	1.165	11,385,903
	2001	1.299	1.270	9,680,620
	2000	1.170	1.299	3,349,925
	1999	1.000	1.170	1,137,997
	1998	1.000	1.000	458,699
Disciplined Mid Cap Stock Portfolio (6/97)	2002	1.677	1.417	5,642,651
	2001	1.773	1.677	5,089,354
	2000	1.541	1.773	3,629,362
	1999	1.377	1.541	2,663,507
	1998	1.195	1.377	1,425,770
	1997	1.000	1.195	120,880
Equity Income Portfolio (5/97)	2002	1.521	1.291	25,581,166
	2001	1.652	1.521	27,130,603
	2000	1.535	1.652	22,535,737
	1999	1.484	1.535	19,892,863
	1998	1.339	1.484	12,301,819
	1997	1.026	1.339	639,656
	1996	1.000	1.026	—
Federated High Yield Portfolio (5/97)	2002	1.089	1.114	10,745,854
	2001	1.084	1.089	10,746,070
	2000	1.196	1.084	10,245,417
	1999	1.177	1.196	10,237,038
	1998	1.140	1.177	7,715,310
	1997	1.000	1.140	620,667
Federated Stock Portfolio (5/97)	2002	1.592	1.266	5,995,963
	2001	1.588	1.592	6,935,446
	2000	1.552	1.588	7,399,547
	1999	1.494	1.552	7,710,739

Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Federated Stock Portfolio (continued)	1998	1.285	1.494	4,599,587
	1997	1.000	1.285	352,550

Large Cap Portfolio (6/97)	2002	1.459	1.111	21,047,983
	2001	1.790	1.459	24,478,964
	2000	2.123	1.790	22,306,844
	1999	1.665	2.123	15,562,311
	1998	1.245	1.665	6,662,550
	1997	1.023	1.245	491,869
	1996	1.000	1.023	—

Lazard International Stock Portfolio (5/97)	2002	0.928	0.796	13,668,745
	2001	1.275	0.928	15,755,872
	2000	1.460	1.275	14,943,761
	1999	1.216	1.460	10,264,070
	1998	1.095	1.216	6,533,760
	1997	1.027	1.095	849,629
	1996	1.000	1.027	—

MFS Emerging Growth Portfolio (4/97)	2002	1.371	0.889	14,224,892
	2001	2.179	1.371	17,469,577
	2000	2.766	2.179	16,347,854
	1999	1.587	2.766	11,222,748
	1998	1.198	1.587	5,891,811
	1997	1.004	1.198	528,553
	1996	1.000	1.004	—

MFS Mid Cap Growth Portfolio (4/98)	2002	1.295	0.653	17,198,804
	2001	1.721	1.295	17,692,810
	2000	1.595	1.721	10,884,619
	1999	0.985	1.595	3,220,420
	1998	1.000	0.985	696,846

Travelers Quality Bond Portfolio (5/97)	2002	1.257	1.311	38,055,248
	2001	1.190	1.257	30,037,629
	2000	1.128	1.190	16,565,402
	1999	1.131	1.128	13,396,194
	1998	1.057	1.131	9,328,606

Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Quality Bond Portfolio (continued)	1997	1.001	1.057	378,758
	1996	1.000	1.001	—
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (9/00)	2002	0.588	0.442	5,204,466
	2001	0.783	0.588	5,177,186
	2000	1.000	0.783	980,787
Alliance Growth Portfolio (6/97)	2002	1.508	0.988	25,280,072
	2001	1.765	1.508	31,918,323
	2000	2.189	1.765	32,922,575
	1999	1.679	2.189	25,024,627
	1998	1.319	1.679	13,211,206
	1997	1.037	1.319	1,062,634
	1996	1.000	1.037	—
MFS Total Return Portfolio (5/97)	2002	1.496	1.397	42,905,992
	2001	1.517	1.496	38,437,801
	2000	1.319	1.517	29,382,873
	1999	1.303	1.319	27,173,225
	1998	1.183	1.303	16,380,184
	1997	1.000	1.183	962,287
Smith Barney Aggressive Growth Portfolio (5/01)	2002	0.945	0.628	31,569,639
	2001	1.000	0.945	11,974,631

Smith Barney Large Capitalization Growth Portfolio (5/01)	2002	0.908	0.673	2,968,586
	2001	1.000	0.908	1,184,451
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (12/00)	2002	1.024	0.814	6,548,811
	2001	1.069	1.024	3,476,351
Emerging Growth Portfolio — Class II Shares (12/00)	2002	0.664	0.441	3,785,426
	2001	0.986	0.664	2,180,793

Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (5/00)	2002	0.796	0.710	9,701,628
	2001	0.923	0.796	8,023,592
	2000	1.000	0.923	3,113,370

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (12/00)	2002	0.999	0.887	5,310,526
	2001	1.050	0.999	1,727,443

Notes

Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

Greenwich Street Series Fund: Diversified Strategic Income Portfolio is no longer available to new Contract Owners.

APPENDIX B — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.40% = (Standard Death Benefit).

1.25 M&E, 0.15 Adm = 1.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (12/96)	2002	1.739	1.285	42,634,828
	2001	2.387	1.739	53,418,968
	2000	3.098	2.387	61,812,417
	1999	2.046	3.098	46,942,401
	1998	1.283	2.046	23,010,432
	1997	1.032	1.283	6,344,051
	1996	1.000	1.032	29,824
Money Market Portfolio (2/97)	2002	1.187	1.187	50,704,937
	2001	1.160	1.187	58,256,805
	2000	1.107	1.160	34,878,359
	1999	1.070	1.107	37,736,754
	1998	1.033	1.070	16,762,447
	1997	1.000	1.033	5,369,177
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (10/00)	2002	0.755	0.519	4,949,369
	2001	0.875	0.755	3,727,475
	2000	1.000	0.875	391,818
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (5/00)	2002	0.640	0.436	17,729,828
	2001	0.786	0.640	18,982,017
	2000	1.000	0.786	13,647,974
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (5/98)	2002	0.789	0.688	4,787,661
	2001	0.886	0.789	4,624,645
	2000	1.313	0.886	4,854,365
	1999	0.734	1.313	2,521,807
	1998	1.000	0.734	780,839

Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Delaware VIP Trust
VIP REIT Series — Standard Class (5/98)	2002	1.203	1.240	4,376,831
	2001	1.121	1.203	2,866,778
	2000	0.866	1.121	2,273,183
	1999	0.901	0.866	1,280,359
	1998	1.000	0.901	632,612
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (4/98)	2002	1.071	0.880	10,611,490
	2001	1.198	1.071	11,636,949
	2000	1.223	1.198	12,271,080
	1999	1.112	1.223	10,488,399
	1998	1.000	1.112	2,833,960
Small Cap Portfolio — Initial Shares (4/98)	2002	1.094	0.872	19,868,161
	2001	1.182	1.094	19,065,688
	2000	1.058	1.182	13,636,390
	1999	0.871	1.058	7,815,322
	1998	1.000	0.871	3,051,249
Greenwich Street Series Fund
Appreciation Portfolio (6/97)	2002	1.330	1.082	25,634,852
	2001	1.405	1.330	26,819,131
	2000	1.431	1.405	26,294,804
	1999	1.283	1.431	24,225,208
	1998	1.092	1.283	16,532,767
	1997	1.000	1.092	5,241,524
Diversified Strategic Income Portfolio (6/97)	2002	1.138	1.176	20,082,394
	2001	1.118	1.138	24,186,665
	2000	1.103	1.118	24,931,049
	1999	1.100	1.103	28,198,595
	1998	1.048	1.100	24,838,532
	1997	1.000	1.048	5,444,154
Equity Index Portfolio — Class II Shares (5/99)	2002	0.848	0.649	16,724,050
	2001	0.982	0.848	16,104,947
	2000	1.098	0.982	10,807,508
	1999	1.000	1.098	3,460,443

Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Fundamental Value Portfolio (5/98)	2002	1.272	0.987	22,295,733
	2001	1.362	1.272	18,253,433
	2000	1.146	1.362	8,558,759
	1999	0.953	1.146	4,963,010
	1998	1.000	0.953	1,281,704
Janus Aspen Series
Balanced Portfolio — Service Shares (5/00)	2002	0.911	0.839	15,615,584
	2001	0.972	0.911	12,635,819
	2000	1.000	0.972	5,246,201
Global Life Sciences Portfolio — Service Shares (5/00)	2002	0.931	0.647	2,609,664
	2001	1.135	0.931	3,200,999
	2000	1.000	1.135	2,447,663
Global Technology Portfolio — Service Shares (5/00)	2002	0.415	0.242	7,815,420
	2001	0.672	0.415	9,044,726
	2000	1.000	0.672	7,604,465
Worldwide Growth Portfolio — Service Shares (5/00)	2002	0.609	0.446	22,039,418
	2001	0.798	0.609	22,841,930
	2000	1.000	0.798	13,421,744
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.053	1.132	23,164,167
	2001	1.000	1.053	5,336,214
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.857	0.696	2,571,497
	2001	1.000	0.857	999,717
Putnam VT Voyager II Fund — Class IB Shares (7/01)	2002	0.806	0.560	392,678
	2001	1.000	0.806	154,441
Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (5/98)	2002	1.529	1.130	14,322,306
	2001	1.522	1.529	12,398,140

Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Investors Fund — Class I (4/98)	2002	1.216	0.923	19,758,109
	2001	1.287	1.216	19,646,073
	2000	1.132	1.287	12,889,045
	1999	1.029	1.132	8,670,638
	1998	1.000	1.029	3,232,444

The Travelers Series Trust
Convertible Securities Portfolio (5/98)	2002	1.270	1.165	12,056,558
	2001	1.299	1.270	12,986,021
	2000	1.170	1.299	7,553,759
	1999	1.000	1.170	2,431,429
	1998	1.000	1.000	414,907

Disciplined Mid Cap Stock Portfolio (6/97)	2002	1.677	1.417	8,864,245
	2001	1.773	1.677	8,489,614
	2000	1.541	1.773	8,454,275
	1999	1.377	1.541	6,716,626
	1998	1.195	1.377	5,142,990
	1997	1.000	1.195	1,668,733

Equity Income Portfolio (12/96)	2002	1.521	1.291	34,048,347
	2001	1.652	1.521	37,812,927
	2000	1.535	1.652	37,849,058
	1999	1.484	1.535	35,687,217
	1998	1.339	1.484	25,733,333
	1997	1.026	1.339	6,719,150
	1996	1.000	1.026	30,196

Federated High Yield Portfolio (1/97)	2002	1.089	1.114	17,457,622
	2001	1.084	1.089	18,647,220
	2000	1.196	1.084	19,736,049
	1999	1.177	1.196	22,260,856
	1998	1.140	1.177	18,811,555
	1997	1.000	1.140	4,566,993

Federated Stock Portfolio (1/97)	2002	1.592	1.266	10,775,970
	2001	1.588	1.592	12,221,263

Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Federated Stock Portfolio (continued)	2000	1.552	1.588	13,157,332
	1999	1.494	1.552	14,406,177
	1998	1.285	1.494	11,892,034
	1997	1.000	1.285	3,816,999

Large Cap Portfolio (12/96)	2002	1.459	1.111	27,044,542
	2001	1.790	1.459	31,933,410
	2000	2.123	1.790	34,231,282
	1999	1.665	2.123	28,051,763
	1998	1.245	1.665	15,040,703
	1997	1.023	1.245	4,815,858
	1996	1.000	1.023	7,800

Lazard International Stock Portfolio (12/96)	2002	0.928	0.796	26,640,453
	2001	1.275	0.928	31,145,128
	2000	1.460	1.275	30,394,514
	1999	1.216	1.460	25,226,349
	1998	1.095	1.216	17,270,810
	1997	1.027	1.095	5,694,288
	1996	1.000	1.027	5,702

MFS Emerging Growth Portfolio (12/96)	2002	1.371	0.889	20,932,892
	2001	2.179	1.371	25,825,528
	2000	2.766	2.179	29,190,353
	1999	1.587	2.766	22,881,721
	1998	1.198	1.587	15,538,984
	1997	1.004	1.198	4,218,974
	1996	1.000	1.004	31,886

MFS Mid Cap Growth Portfolio (4/98)	2002	1.295	0.653	14,799,098
	2001	1.721	1.295	16,854,809
	2000	1.595	1.721	14,558,647
	1999	0.985	1.595	4,760,902
	1998	1.000	0.985	965,761

Travelers Quality Bond Portfolio (12/96)	2002	1.257	1.311	32,768,046
	2001	1.190	1.257	35,205,769
	2000	1.128	1.190	26,960,877

Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Quality Bond Portfolio (continued)	1999	1.131	1.128	26,069,226
	1998	1.057	1.131	15,435,236
	1997	1.001	1.057	3,137,736
	1996	1.000	1.001	95,203
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (10/00)	2002	0.588	0.442	2,972,707
	2001	0.783	0.588	2,101,669
	2000	1.000	0.783	755,807

Alliance Growth Portfolio (12/96)	2002	1.508	0.988	39,829,840
	2001	1.765	1.508	49,964,273
	2000	2.189	1.765	55,775,319
	1999	1.679	2.189	47,167,905
	1998	1.319	1.679	31,011,054
	1997	1.037	1.319	8,259,362
	1996	1.000	1.037	2,250

MFS Total Return Portfolio (1/97)	2002	1.496	1.397	56,799,647
	2001	1.517	1.496	58,954,968
	2000	1.319	1.517	53,326,538
	1999	1.303	1.319	54,290,552
	1998	1.183	1.303	42,017,841
	1997	1.000	1.183	9,959,634

Smith Barney Aggressive Growth Portfolio (5/01)	2002	0.945	0.628	14,029,960
	2001	1.000	0.945	6,698,010
Smith Barney Large Capitalization Growth Portfolio (5/01)	2002	0.908	0.673	2,882,803
	2001	1.000	0.908	928,528
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (12/00)	2002	1.024	0.814	13,051,055
	2001	1.069	1.024	8,766,086
		-
Emerging Growth Portfolio — Class II Shares (12/00)	2002	0.664	0.441	6,091,660
	2001	0.986	0.664	4,736,674

Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (5/00)	2002	0.796	0.710	10,767,860
	2001	0.923	0.796	8,215,904
	2000	1.000	0.923	3,718,600

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (1/01)	2002	0.999	0.887	4,832,433
	2001	1.000	0.999	1,308,941

Notes

Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

Greenwich Street Series Fund: Diversified Strategic Income Portfolio is no longer available to new Contract Owners.

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

Transfers

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

C-1

APPENDIX D

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2003 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-2415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21194S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21195S.

Name:	__________________________________________
Address:	__________________________________________
__________________________________________

D-1

THIS PAGE INTENTIONALLY LEFT BLANK.

L-21194	May 1, 2003

PART B

Information Required in a Statement of Additional Information

TRAVELERS ACCESS
TRAVELERS ACCESS SELECT

STATEMENT OF ADDITIONAL INFORMATION

dated

May 1, 2003

for

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES

ISSUED BY

THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2003. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.

THE INSURANCE COMPANY	2
PRINCIPAL UNDERWRITER	2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT	2
VALUATION OF ASSETS	2
PERFORMANCE INFORMATION	3
FEDERAL TAX CONSIDERATIONS	13
INDEPENDENT AUDITORS	16
FINANCIAL STATEMENTS	F-1

THE INSURANCE COMPANY

The Travelers Insurance Company (the “Company”) is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. (“Citigroup”), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup’s activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

State Regulation. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the “Commissioner”). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company’s books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

The Separate Account. The Travelers Fund ABD for Variable Annuities (“Fund ABD”) meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Fund ABD are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of Fund ABD, and the Commissioner has adopted no regulations under the Section that affect Fund ABD.

PRINCIPAL UNDERWRITER

Travelers Distribution LLC (“TDLLC”) serves as principal underwriter for Fund ABD and the Contracts. The offering is continuous. TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and Fund ABD.

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among Fund ABD, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

VALUATION OF ASSETS

Funding Options: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

2

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by “marking to market” (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) “Marking to market” takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

The Contract Value: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

              (a) = investment income plus capital gains and losses (whether realized or unrealized);

              (b) = any deduction for applicable taxes (presently zero); and

              (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the valuation period.

Accumulation Unit Value. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

Annuity Unit Value. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

PERFORMANCE INFORMATION

From time to time, the Company may advertise several types of historical performance for the Funding Options of Fund ABD. The Company may advertise the “standardized average annual total returns” of the Funding Options available through Fund ABD, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the “nonstandardized total returns,” as described below:

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is allocated to the Funding Option, and then related to ending redeemable values over one-, five- and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the “since inception” total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets per contract sold (or anticipated to be sold) under the Prospectu s to which this SAI relates.

3

NONSTANDARDIZED METHOD. Nonstandardized “total returns” will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

For Funding Options that were in existence before they became available under Fund ABD, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the period ending December 31, 2002 are set forth in the following tables.

4

Travelers Access - Standardized Performance as of 12/31/02

	1 Year	5 Year	10 Year (or inception)

STOCK ACCOUNTS:
AIM Capital Appreciation Portfolio	-24.95%	—	-30.08%	9/18/00
AIM V.I. Premier Equity Fund	-31.25%	—	-24.96%	9/18/00
Alliance Growth Portfolio	-34.51%	-5.63%	-0.22%	12/17/96
Alliance Premier Growth Portfolio — Class B*	-31.82%	—	-26.72%	5/1/00
Capital Appreciation Fund (Janus)	-26.15%	0.01%	4.22%	12/16/96
Credit Suisse Emerging Markets Portfolio	-12.81%	—	-7.76%	5/15/98
Delaware VIP REIT Series	3.05%	—	4.73%	5/12/98
Dreyfus VIF Appreciation Portfolio	-17.89%	—	-2.68%	4/1/98
Dreyfus VIF Small Cap Portfolio	-20.27%	—	-2.85%	4/8/98
Equity Income Portfolio (Fidelity)	-15.15%	-0.73%	4.31%	12/16/96
Equity Index Portfolio — Class II	-23.47%	—	-11.25%	5/18/99
Federated Stock Portfolio	-20.46%	-0.30%	4.02%	1/10/97
Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2	-8.86%	—	-14.57%	5/1/01
Fidelity VIP Contrafund® Portfolio — Service Class 2	-10.88%	—	-12.07%	5/1/00
Fidelity VIP Mid Cap Portfolio — Service Class 2*	-11.29%	—	-5.37%	5/1/01
Franklin Mutual Shares Securities Fund — Class 2*	—	—	-15.53%	5/1/02
Janus Aspen Global Life Sciences Portfolio — Service Shares	-30.55%	—	-15.07%	5/1/00
Janus Aspen Global Technology Portfolio — Service Shares	-41.77%	—	-41.27%	5/1/00
Janus Aspen Worldwide Growth Portfolio — Service Shares*	-26.76%	—	-26.12%	5/1/00
Large Cap Portfolio (Fidelity)	-23.88%	-2.27%	1.75%	12/17/96
Lazard International Stock Portfolio	-14.19%	-6.19%	-3.71%	12/16/96
MFS Emerging Growth Portfolio	-35.17%	-5.81%	-1.94%	12/16/96
MFS Mid Cap Growth Portfolio	-49.56%	—	-8.71%	4/30/98
MFS Research Portfolio	-26.20%	—	-8.24%	5/12/98
Putnam VT International Growth Fund — Class IB Shares*	-18.84%	—	-19.54%	5/1/01
Putnam VT Small Cap Value Fund — Class IB Shares*	-19.43%	—	-7.56%	5/1/01
Putnam VT Voyager II Fund — Class IB Shares*	-30.57%	—	-29.40%	5/1/01
Salomon Brothers Variable Capital Fund	-26.12%	—	2.67%	5/22/98
Salomon Brothers Variable Emerging Growth Fund	—	—	-24.24%	5/1/02
Salomon Brothers Variable Growth and Income Fund	—	—	-20.00%	5/1/02
Salomon Brothers Variable Investors Fund	-24.14%	—	-1.69%	4/8/98
5

Travelers Access

Standardized Performance as of 12/31/02

(cont’d from previous page)

	1 Year	5 Year	10 Year (or inception)

STOCK ACCOUNTS:
Salomon Brothers Variable Large Cap Growth Fund	—	—	-19.96%	5/1/02
Salomon Brothers Variable Small Cap Growth Fund	-35.63%	—	-18.41%	5/1/00
Templeton Growth Securities Fund — Class 2	—	—	-20.84%	5/1/02
Travelers Disciplined Mid Cap Stock Portfolio	-15.53%	3.46%	6.44%	6/5/97
Van Kampen LIT Comstock Portfolio Class II Shares	-20.57%	—	-5.08%	9/18/00
Van Kampen LIT Enterprise Portfolio Class II Shares	-30.58%	—	-26.03%	12/18/00
BOND ACCOUNTS:
Federated High Yield Portfolio	2.26%	-0.47%	1.81%	1/3/97
PIMCO Total Return Portfolio	7.53%	—	7.72%	5/1/01
Travelers Convertible Securities Portfolio	-8.31%	—	3.33%	5/12/98
Travelers Quality Bond Portfolio	4.32%	4.38%	4.57%	12/17/96
BALANCED ACCOUNTS:
Janus Aspen Balanced Portfolio — Service Shares	-7.99%	—	-6.39%	5/1/00
MFS Total Return Portfolio	-6.60%	3.36%	5.74%	1/10/97
MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio	-0.04%	2.80%	2.93%	2/4/97

The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

*These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

6

Travelers Access

Non-Standard Performance as of 12/31/02

	Cumulative Returns					Average Annual Returns					Calendar Year Returns

	YTD	1 YR	3YR	5YR	10YR	3YR	5YR	10YR	Inception		2001	2000	1999

STOCK ACCOUNTS:
AIM Capital Appreciation Portfolio	-24.94%	-24.94%	-50.15%	-18.76%	—	-20.69%	-4.07%	—	-0.35%	10/10/95	-24.83%	-11.64%	40.98%
AIM V.I. Premier Equity Fund	-31.23%	-31.23%	-50.10%	-16.55%	—	-20.66%	-3.55%	—	6.34%	5/5/93	-13.79%	-15.83%	28.11%
Alliance Growth Portfolio	-34.50%	-34.50%	-54.88%	-25.12%	—	-23.28%	-5.62%	—	6.34%	6/20/94	-14.57%	-19.36%	30.42%
Alliance Premier Growth Portfolio — Class B*	-31.81%	-31.81%	-54.42%	-13.33%	110.21%	-23.02%	-2.82%	7.71%	8.57%	6/26/92	-18.56%	-17.93%	30.32%
Capital Appreciation Fund (Janus)	-26.13%	-26.13%	-58.53%	0.12%	125.53%	-25.41%	0.02%	8.47%	6.87%	5/16/83	-27.12%	-22.96%	51.40%
Credit Suisse Emerging Markets Portfolio	-12.79%	-12.79%	-47.56%	-22.39%	—	-19.34%	-4.94%	—	-4.94%	12/31/97	-10.91%	-32.50%	78.90%
Delaware VIP REIT Series	3.07%	3.07%	43.21%	—	—	12.70%	—	—	4.74%	5/6/98	7.27%	29.52%	-3.97%
Dreyfus VIF Appreciation Portfolio	-17.88%	-17.88%	-28.05%	1.62%	—	-10.38%	0.32%	—	8.66%	4/5/93	-10.58%	-2.03%	9.91%
Dreyfus VIF Small Cap Portfolio	-20.25%	-20.25%	-17.50%	-4.54%	184.04%	-6.21%	-0.92%	11.00%	22.59%	8/31/90	-7.43%	11.75%	21.44%
Equity Income Portfolio (Fidelity)	-15.14%	-15.14%	-15.90%	-3.55%	—	-5.60%	-0.72%	—	5.44%	8/30/96	-7.91%	7.62%	3.46%
Equity Index Portfolio — Class II	-23.46%	-23.46%	-40.85%	-10.81%	113.30%	-16.04%	-2.26%	7.87%	8.63%	11/30/91	-13.59%	-10.58%	18.91%
Federated Stock Portfolio	-20.45%	-20.45%	-18.39%	-1.44%	—	-6.54%	-0.29%	—	6.09%	8/30/96	0.25%	2.33%	3.88%
Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2	-8.84%	-8.84%	—	—	—	—	—	—	-22.34%	9/26/00	-27.73%	—	—
Fidelity VIP Contrafund® Portfolio — Service Class 2	-10.86%	-10.86%	-29.32%	10.87%	—	-10.91%	2.08%	—	10.58%	1/3/95	-13.70%	-8.12%	22.42%
Fidelity VIP Mid Cap Portfolio — Service Class 2*	-11.28%	-11.28%	11.56%	—	—	3.71%	—	—	13.80%	12/29/98	-4.87%	32.18%	46.88%
Franklin Mutual Shares Securities Fund — Class 2*	-13.04%	-13.04%	2.51%	11.17%	—	0.83%	2.14%	—	4.78%	11/8/96	5.55%	11.68%	12.00%
Janus Aspen Global Life Sciences Portfolio — Service Shares	-30.53%	-30.53%	—	—	—	—	—	—	-19.66%	1/18/00	-17.92%	—	—
Janus Aspen Global Technology Portfolio — Service Shares	-41.76%	-41.76%	—	—	—	—	—	—	-38.84%	1/18/00	-38.20%	—	—
Janus Aspen Worldwide Growth Portfolio — Service Shares*	-26.74%	-26.74%	-53.69%	-4.54%	—	-22.62%	-0.92%	—	8.75%	9/13/93	-23.70%	-17.15%	62.16%
Large Cap Portfolio (Fidelity)	-23.87%	-23.87%	-47.66%	-10.77%	—	-19.40%	-2.25%	—	3.25%	8/30/96	-18.49%	-15.66%	27.53%
Lazard International Stock Portfolio	-14.17%	-14.17%	-45.45%	-27.29%	—	-18.28%	-6.17%	—	-2.85%	8/1/96	-27.22%	-12.67%	20.02%
MFS Emerging Growth Portfolio	-35.16%	-35.16%	-67.87%	-25.82%	—	-31.48%	-5.80%	—	-1.07%	8/30/96	-37.08%	-21.24%	74.33%
MFS Mid Cap Growth Portfolio	-49.55%	-49.55%	-59.05%	—	—	-25.72%	—	—	-8.34%	3/23/98	-24.74%	7.85%	61.91%
MFS Research Portfolio	-26.18%	-26.18%	-47.45%	—	—	-19.29%	—	—	-8.02%	3/23/98	-23.54%	-6.89%	21.96%
Putnam VT International Growth Fund — Class IB Shares*	-18.83%	-18.83%	-42.97%	5.18%	—	-17.06%	1.01%	—	3.13%	1/2/97	-21.19%	-10.86%	57.88%
Putnam VT Small Cap Value Fund — Class IB Shares*	-19.41%	-19.41%	15.27%	—	—	4.85%	—	—	4.62%	4/30/99	16.49%	22.79%	—
Putnam VT Voyager II Fund — Class IB Shares*	-30.56%	-30.56%	—	—	—	—	—	—	-37.57%	9/28/00	-30.50%	—	—
Salomon Brothers Variable Capital Fund	-26.10%	-26.10%	-13.42%	—	—	-4.68%	—	—	4.08%	2/17/98	0.48%	16.61%	20.39%
7

	Cumulative Returns					Average Annual Returns					Calendar Year Returns

	YTD	1 YR	3YR	5YR	10YR	3YR	5YR	10YR	Inception		2001	2000	1999

STOCK ACCOUNTS:
Salomon Brothers Variable Emerging Growth Fund	-33.59%	-33.59%	-20.75%	117.70%	—	-7.45%	16.82%	—	16.62%	12/3/93	-6.64%	27.82%	103.32%
Salomon Brothers Variable Growth and Income Fund	-24.42%	-24.42%	-33.29%	-20.15%	50.81%	-12.61%	-4.40%	4.19%	4.45%	10/16/91	-14.36%	3.07%	8.41%
Salomon Brothers Variable Investors Fund	-24.12%	-24.12%	-18.50%	—	—	-6.59%	—	—	-0.41%	2/17/98	-5.49%	13.65%	10.10%
Salomon Brothers Variable Large Cap Growth Fund	-19.96%	—	—	—	—	—	—	—	-19.96%	5/1/02	—	—	—
Salomon Brothers Variable Small Cap Growth Fund	-35.62%	-35.62%	-32.20%	—	—	-12.14%	—	—	-5.98%	11/1/99	-8.52%	15.12%	—
Templeton Growth Securities Fund — Class 2	-19.62%	-19.62%	-21.74%	-16.31%	—	-7.84%	-3.50%	—	2.75%	3/15/94	-2.69%	0.06%	19.16%
Travelers Disciplined Mid Cap Stock Portfolio	-15.52%	-15.52%	-8.06%	18.62%	—	-2.76%	3.47%	—	8.25%	4/1/97	-5.37%	15.00%	11.90%
Van Kampen LIT Comstock Portfolio Class II Shares	-20.56%	-20.56%	-2.71%	—	—	-0.91%	—	—	-2.52%	5/1/99	-4.16%	27.78%	—
Van Kampen LIT Enterprise Portfolio Class II Shares	-30.56%	-30.56%	-54.22%	-29.98%	53.65%	-22.91%	-6.88%	4.39%	5.41%	4/7/86	-21.68%	-15.82%	24.11%
BOND ACCOUNTS:
Federated High Yield Portfolio	2.28%	2.28%	-6.88%	-2.25%	—	-2.35%	-0.45%	—	2.81%	8/30/96	0.52%	-9.42%	1.66%
PIMCO Total Return Portfolio	7.55%	7.55%	25.41%	31.72%	—	7.83%	5.66%	—	5.66%	12/31/97	7.31%	8.66%	-1.96%
Travelers Convertible Securities Portfolio	-8.29%	-8.29%	-0.48%	—	—	-0.2%	—	—	3.33%	5/1/98	-2.21%	10.96%	17.05%
Travelers Quality Bond Portfolio	4.34%	4.34%	16.27%	23.99%	—	5.15%	4.39%	—	4.85%	8/30/96	5.64%	5.49%	-0.32%
BALANCED ACCOUNTS:					—			—
Janus Aspen Balanced Portfolio — Service Shares	-7.97%	-7.97%	-16.07%	38.92%	—	-5.67%	6.79%	—	10.37%	9/13/93	-6.24%	-2.73%	25.00%
MFS Total Return Portfolio	-6.58%	-6.58%	5.96%	18.07%	—	1.95%	3.38%	—	8.01%	6/20/94	-1.39%	15.03%	1.21%
MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio	-0.02%	-0.02%	7.14%	14.89%	28.35%	2.32%	2.81%	2.53%	3.36%	12/31/87	2.33%	4.73%	3.52%
Travelers Money Market Portfolio —- 7 Day Yield	-0.40%		This yield quotation more closely reflects the current earnings of this fund.

The inception date is the date the underlying fund commenced operations.

*These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

8

Travelers Access Select - Standardized Performance as of 12/31/02

	1 Year	5 Year	10 Year (or inception)

STOCK ACCOUNTS:
AIM Capital Appreciation Portfolio	-24.95%	—	-30.08%	9/18/00
AIM V.I. Premier Equity Fund	-31.25%	—	-24.96%	9/18/00
Alliance Growth Portfolio	-34.51%	-5.63%	-0.22%	12/17/96
Alliance Premier Growth Portfolio — Class B*	-31.82%	—	-26.72%	5/1/00
Capital Appreciation Fund (Janus)	-26.15%	0.01%	4.22%	12/16/96
Credit Suisse Emerging Markets Portfolio	-12.81%	—	-7.76%	5/15/98
Delaware VIP REIT Series	3.05%	—	4.73%	5/12/98
Dreyfus VIF Appreciation Portfolio	-17.89%	—	-2.68%	4/1/98
Dreyfus VIF Small Cap Portfolio	-20.27%	—	-2.85%	4/8/98
Equity Income Portfolio (Fidelity)	-15.15%	-0.73%	4.31%	12/16/96
Equity Index Portfolio — Class II	-23.47%	—	-11.25%	5/18/99
Federated Stock Portfolio	-20.46%	-0.30%	4.02%	1/10/97
Fidelity VIP Contrafund® Portfolio — Service Class 2	-10.88%	—	-12.07%	5/1/00
Fidelity VIP Mid Cap Portfolio — Service Class 2*	-11.29%	—	-5.37%	5/1/01
Janus Aspen Global Life Sciences Portfolio — Service Shares	-30.55%	—	-15.07%	5/1/00
Janus Aspen Global Technology Portfolio — Service Shares	-41.77%	—	-41.27%	5/1/00
Janus Aspen Worldwide Growth Portfolio — Service Shares*	-26.76%	—	-26.12%	5/1/00
Large Cap Portfolio (Fidelity)	-23.88%	-2.27%	1.75%	12/17/96
Lazard International Stock Portfolio	-14.19%	-6.19%	-3.71%	12/16/96
MFS Emerging Growth Portfolio	-35.17%	-5.81%	-1.94%	12/16/96
MFS Mid Cap Growth Portfolio	-49.56%	—	-8.71%	4/30/98
Putnam VT International Growth Fund — Class IB Shares*	-18.84%	—	-19.54%	5/1/01
9

	1 Year	5 Year	10 Year (or inception)

STOCK ACCOUNTS:
Putnam VT Voyager II Fund — Class IB Shares*	-30.57%	—	-29.40%	5/1/01
Salomon Brothers Variable Capital Fund	-26.12%	—	2.67%	5/22/98
Salomon Brothers Variable Investors Fund	-24.14%	—	-1.69%	4/8/98
Smith Barney Aggressive Growth Portfolio	-33.59%	—	-15.33%	5/1/00
Smith Barney Appreciation Portfolio	-18.69%	-0.20%	1.41%	6/11/97
Smith Barney Fundamental Value Portfolio	-22.41%	—	-0.29%	5/14/98
Smith Barney Large Cap Growth Portfolio	-25.83%	—	-21.12%	5/1/01
Travelers Disciplined Mid Cap Stock Portfolio	-15.53%	3.46%	6.44%	6/5/97
Van Kampen LIT Comstock Portfolio Class II Shares	-20.57%	—	-5.08%	9/18/00
Van Kampen LIT Emerging Growth Portfolio Class II Shares*	-33.61%	—	-33.18%	12/18/00
BOND ACCOUNTS:
Federated High Yield Portfolio	2.26%	-0.47%	1.81%	1/3/97
PIMCO Total Return Portfolio	7.53%	—	7.72%	5/1/01
Travelers Convertible Securities Portfolio	-8.31%	—	3.33%	5/12/98
Travelers Quality Bond Portfolio	4.32%	4.38%	4.57%	12/17/96
BALANCED ACCOUNTS:
Janus Aspen Balanced Portfolio — Service Shares	-7.99%	—	-6.39%	5/1/00
MFS Total Return Portfolio	-6.60%	3.36%	5.74%	1/10/97
MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio	-0.04%	2.80%	2.93%	2/4/97

The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

*These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

10

Travelers Access Select

Non-Standardized Performance as of 12/31/02

	Cumulative Returns					Average Annual Returns					Calendar Year Returns

	YTD	1 YR	3YR	5YR	10YR	3YR	5YR	10YR	Inception		2001	2000	1999

STOCK ACCOUNTS:
AIM Capital Appreciation Portfolio	-24.94%	-24.94%	-50.15%	-18.76%	—	-20.69%	-4.07%	—	-0.35%	10/10/95	-24.83%	-11.64%	40.98%
AIM V.I. Premier Equity Fund	-31.23%	-31.23%	-50.10%	-16.55%	—	-20.66%	-3.55%	—	6.34%	5/5/93	-13.79%	-15.83%	28.11%
Alliance Growth Portfolio	-34.50%	-34.50%	-54.88%	-25.12%	—	-23.28%	-5.62%	—	6.34%	6/20/94	-14.57%	-19.36%	30.42%
Alliance Premier Growth Portfolio — Class B*	-31.81%	-31.81%	-54.42%	-13.33%	110.21%	-23.02%	-2.82%	7.71%	8.57%	6/26/92	-18.56%	-17.93%	30.32%
Capital Appreciation Fund (Janus)	-26.13%	-26.13%	-58.53%	0.12%	125.53%	-25.41%	0.02%	8.47%	6.87%	5/16/83	-27.12%	-22.96%	51.40%
Credit Suisse Emerging Markets Portfolio	-12.79%	-12.79%	-47.56%	-22.39%	—	-19.34%	-4.94%	—	-4.94%	12/31/97	-10.91%	-32.50%	78.90%
Delaware VIP REIT Series	3.07%	3.07%	43.21%	—	—	12.70%	-	—	4.74%	5/6/98	7.27%	29.52%	-3.97%
Dreyfus VIF Appreciation Portfolio	-17.88%	-17.88%	-28.05%	1.62%	—	-10.38%	0.32%	—	8.66%	4/5/93	-10.58%	-2.03%	9.91%
Dreyfus VIF Small Cap Portfolio	-20.25%	-20.25%	-17.50%	-4.54%	184.04%	-6.21%	-0.92%	11.00%	22.59%	8/31/90	-7.43%	11.75%	21.44%
Equity Income Portfolio (Fidelity)	-15.14%	-15.14%	-15.90%	-3.55%	—	-5.60%	-0.72%	—	5.44%	8/30/96	-7.91%	7.62%	3.46%
Equity Index Portfolio — Class II	-23.46%	-23.46%	-40.85%	-10.81%	113.30%	-16.04%	-2.26%	7.87%	8.63%	11/30/91	-13.59%	-10.58%	18.91%
Federated Stock Portfolio	-20.45%	-20.45%	-18.39%	-1.44%	—	-6.54%	-0.29%	—	6.09%	8/30/96	0.25%	2.33%	3.88%
Fidelity VIP Contrafund® Portfolio — Service Class 2	-10.86%	-10.86%	-29.32%	10.87%	—	-10.91%	2.08%	—	10.58%	1/3/95	-13.70%	-8.12%	22.42%
Fidelity VIP Mid Cap Portfolio — Service Class 2*	-11.28%	-11.28%	11.56%	—	—	3.71%	—	—	13.80%	12/29/98	-4.87%	32.18%	46.88%
Janus Aspen Global Life Sciences Portfolio — Service Shares	-30.53%	-30.53%	—	—	—	—	—	—	-19.66%	1/18/00	-17.92%	—	—
Janus Aspen Global Technology Portfolio — Service Shares	-41.76%	-41.76%	—	—	—	—	—	—	-38.84%	1/18/00	-38.20%	—	—
Janus Aspen Worldwide Growth Portfolio — Service Shares*	-26.74%	-26.74%	-53.69%	-4.54%	—	-22.62%	-0.92%	—	8.75%	9/13/93	-23.70%	-17.15%	62.16%
Large Cap Portfolio (Fidelity)	-23.87%	-23.87%	-47.66%	-10.77%	—	-19.40%	-2.25%	—	3.25%	8/30/96	-18.49%	-15.66%	27.53%
Lazard International Stock Portfolio	-14.17%	-14.17%	-45.45%	-27.29%	—	-18.28%	-6.17%	—	-2.85%	8/1/96	-27.22%	-12.67%	20.02%
MFS Emerging Growth Portfolio	-35.16%	-35.16%	-67.87%	-25.82%	—	-31.48%	-5.80%	—	-1.07%	8/30/96	-37.08%	-21.24%	74.33%
MFS Mid Cap Growth Portfolio	-49.55%	-49.55%	-59.05%	—	—	-25.72%	—	—	-8.34%	3/23/98	-24.74%	7.85%	61.91%
Putnam VT International Growth Fund — Class IB Shares*	-18.83%	-18.83%	-42.97%	5.18%	—	-17.06%	1.01%	—	3.13%	1/2/97	-21.19%	-10.86%	57.88%
Putnam VT Voyager II Fund — Class IB Shares*	-30.56%	-30.56%	—	—	—	—	—	—	-37.57%	9/28/00	-30.50%	—	—
Salomon Brothers Variable Capital Fund	-26.10%	-26.10%	-13.42%	—	—	-4.68%	—	—	4.08%	2/17/98	0.48%	16.61%	20.39%
Salomon Brothers Variable Investors Fund	-24.12%	-24.12%	-18.50%	—	—	-6.59%	—	—	-0.41%	2/17/98	-5.49%	13.65%	10.10%
Smith Barney Aggressive Growth Portfolio	-33.58%	-33.58%	-28.31%	—	—	-10.49%	—	—	-4.46%	11/1/99	-5.42%	14.12%	—
Smith Barney Appreciation Portfolio	-18.68%	-18.68%	-24.38%	-0.90%	91.14%	-8.89%	-0.18%	6.69%	6.80%	10/16/91	-5.32%	-1.79%	11.55%
Smith Barney Fundamental Value Portfolio	-22.40%	-22.40%	-13.88%	7.35%	—	-4.86%	1.43%	—	8.23%	12/3/93	-6.59%	18.81%	20.32%
Smith Barney Large Cap Growth Portfolio	-25.82%	-25.82%	-41.28%	—	—	-16.25%	—	—	-1.42%	5/1/98	-13.74%	-8.24%	29.02%
Travelers Disciplined Mid Cap Stock Portfolio	-15.52%	-15.52%	-8.06%	18.62%	—	-2.76%	3.47%	—	8.25%	4/1/97	-5.37%	15.00%	11.90%
Van Kampen LIT Comstock Portfolio Class II Shares	-20.56%	-20.56%	-2.71%	—	—	-0.91%	—	—	-2.52%	5/1/99	-4.16%	27.78%	—
Van Kampen LIT Emerging Growth Portfolio Class II Shares*	-33.60%	-33.60%	-60.43%	8.20%	—	-26.56%	1.59%	—	7.49%	7/3/95	-32.62%	-11.55%	101.57%
11

	Cumulative Returns					Average Annual Returns					Calendar Year Returns

	YTD	1 YR	3YR	5YR	10YR	3YR	5YR	10YR	Inception		2001	2000	1999

BOND ACCOUNTS:
Federated High Yield Portfolio	2.28%	2.28%	-6.88%	-2.25%	—	-2.35%	-0.45%	—	2.81%	8/30/96	0.52%	-9.42%	1.66%
PIMCO Total Return Portfolio	7.55%	7.55%	25.41%	31.72%	—	7.83%	5.66%	—	5.66%	12/31/97	7.31%	8.66%	-1.96%
Travelers Convertible Securities Portfolio	-8.29%	-8.29%	-0.48%	—	—	-0.16%	—	—	3.33%	5/1/98	-2.21%	10.96%	17.05%
Travelers Quality Bond Portfolio	4.34%	4.34%	16.27%	23.99%	—	5.15%	4.39%	—	4.85%	8/30/96	5.64%	5.49%	-0.32%
BALANCED ACCOUNTS:
Janus Aspen Balanced Portfolio — Service Shares	-7.97%	-7.97%	-16.07%	38.92%	—	-5.67%	6.79%	—	10.37%	9/13/93	-6.24%	-2.73%	25.00%
MFS Total Return Portfolio	-6.58%	-6.58%	5.96%	18.07%	—	1.95%	3.38%	—	8.01%	6/20/94	-1.39%	15.03%	1.21%
MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio	-0.02%	-0.02%	7.14%	14.89%	28.35%	2.32%	2.81%	2.53%	3.36%	12/31/87	2.33%	4.73%	3.52%
Travelers Money Market Portfolio — 7 Day Yield	-0.40%		This yield quotation more closely reflects the current earnings of this fund.

The inception date is the date the underlying fund commenced operations.

*These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

12

FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract should consult with a qualified tax or legal adviser.

Mandatory Distributions for Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70½ or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70½ regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the contract owner or the annuitant.

Nonqualified Annuity Contracts

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other “look-through” entity which owns for an individual’s benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law ..

In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is dist ributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

Individual Retirement Annuities

13

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”). The limit is $3,000 for calendar years 2002 – 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the ind ividual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE Plan IRA Form

Effective January 1, 1997, employers may establish a savings incentive match plan for employees (“SIMPLE plan”) under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of pa rticipation, shall be subject to a 25% early withdrawal tax.

Roth IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA’s), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59½, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

Qualified Pension and Profit-Sharing Plans

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant’s “investment in the contract” is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000. The limit on employee salary reduction deferrals (commonly referred to as “401(k) contributions”) increase on a

14

graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2005. The $15,000 annual limit will be indexed for inflation after 2005.

Section 403(b) Plans

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59½, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Federal Income Tax Withholding

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

        1.   Eligible Rollover Distribution from Section 403(b) Plans or Arrangements, from Qualified Pension and Profit-Sharing Plans, or from 457 Plans Sponsored by Governmental Entities

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

         (a)   a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

         (b)   a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

         (c)   a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70½ or as otherwise required by law, or

         (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   Other Non-Periodic Distributions (full or partial redemptions)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3.   Periodic Distributions (distributions payable over a period greater than one year)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

15

This form of withholding applies to all annuity programs. As of January 1, 2003, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,600 or less per year, will generally be exempt from periodic withholding.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund’s financial statements.

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002, included herein, and the financial statements of The Travelers Fund ABD for Variable Annuities as of December 31, 2002, and for each of the years in the two-year period ended December 31, 2002, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2002, consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries refer to changes in the Company’s methods of accounting for goodwill and other intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

16

TRAVELERS ACCESS
TRAVELERS ACCESS SELECT

STATEMENT OF ADDITIONAL INFORMATION

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES

Individual Variable Annuity Contract
issued by

The Travelers Insurance Company
One Cityplace
Hartford, Connecticut 06103-3415

L-21194S	May 2003

ANNUAL REPORT
December 31, 2002

                           The Travelers Fund ABD
                           for Variable Annuities

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                    AIM V.I           PREMIER
                                     CAPITAL          MONEY         PREMIER           GROWTH
                                   APPRECIATION       MARKET      EQUITY FUND -     PORTFOLIO -
                                       FUND         PORTFOLIO        SERIES I        CLASS B
                                   -----------     -----------     -----------     -----------
ASSETS:
  Investments at market value:     $39,411,235     $44,563,070     $ 3,889,784     $ 8,247,407

  Receivables:
    Dividends ..................            --          16,093              --              --
                                   -----------     -----------     -----------     -----------

      Total Assets .............    39,411,235      44,579,163       3,889,784       8,247,407
                                   -----------     -----------     -----------     -----------

LIABILITIES:
  Payables:
    Insurance charges ..........         5,375           6,191             532           1,127
    Administrative fees ........           645             743              64             135
                                   -----------     -----------     -----------     -----------

      Total Liabilities ........         6,020           6,934             596           1,262
                                   -----------     -----------     -----------     -----------

NET ASSETS:                        $39,405,215     $44,572,229     $ 3,889,188     $ 8,246,145
                                   ===========     ===========     ===========     ===========

                       See Notes to Financial Statements

                                      -1-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                  CREDIT SUISSE
                                EMERGING MARKETS  VIP REIT SERIES -  APPRECIATION PORTFOLIO  SMALL CAP PORTFOLIO -
                                   PORTFOLIO       STANDARD CLASS       - INITIAL SHARES         INITIAL SHARES
                                ----------------  -----------------  ----------------------  ---------------------
ASSETS:
  Investments at market value:     $ 1,831,888      $ 5,228,701            $ 9,670,951            $11,770,816

  Receivables:
    Dividends ..................            --               --                     --                     --
                                   -----------      -----------            -----------            -----------

      Total Assets .............     1,831,888        5,228,701              9,670,951             11,770,816
                                   -----------      -----------            -----------            -----------

LIABILITIES:
  Payables:
    Insurance charges ..........           254              712                  1,319                  1,610
    Administrative fees ........            31               86                    158                    193
                                   -----------      -----------            -----------            -----------

      Total Liabilities ........           285              798                  1,477                  1,803
                                   -----------      -----------            -----------            -----------

NET ASSETS:                        $ 1,831,603      $ 5,227,903            $ 9,669,474            $11,769,013
                                   ===========      ===========            ===========            ===========

                       See Notes to Financial Statements

                                      -2-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

   MUTUAL SHARES      TEMPLETON GROWTH                          DIVERSIFIED
     SECURITIES          SECURITIES                              STRATEGIC          EQUITY INDEX         FUNDAMENTAL
       FUND -               FUND -          APPRECIATION           INCOME            PORTFOLIO              VALUE
      CLASS 2              CLASS 2           PORTFOLIO           PORTFOLIO       - CLASS II SHARES        PORTFOLIO
  ---------------     ---------------     ---------------     ---------------     ---------------     ---------------

    $   150,070         $   151,534         $17,944,943         $12,853,207         $10,014,918         $26,883,632

             --                  --                  --                  --                  --                  --
    -----------         -----------         -----------         -----------         -----------         -----------

        150,070             151,534          17,944,943          12,853,207          10,014,918          26,883,632
    -----------         -----------         -----------         -----------         -----------         -----------

             21                  21               2,449               1,761               1,367               3,654
              2                   2                 294                 211                 164                 439
    -----------         -----------         -----------         -----------         -----------         -----------

             23                  23               2,743               1,972               1,531               4,093
    -----------         -----------         -----------         -----------         -----------         -----------

    $   150,047         $   151,511         $17,942,200         $12,851,235         $10,013,387         $26,879,539
    ===========         ===========         ===========         ===========         ===========         ===========

                       See Notes to Financial Statements

                                      -3-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                                  CAPITAL
                                                                                               APPRECIATION
                                       EMERGING           GROWTH &            BALANCED         PORTFOLIO -
                                        GROWTH             INCOME            PORTFOLIO -         SERVICE
                                    FUND - CLASS I      FUND - CLASS I     SERVICE SHARES         SHARES
                                    --------------      --------------     --------------      ------------
ASSETS:
  Investments at market value:        $    12,343        $    68,351        $13,309,401        $   591,018

  Receivables:
    Dividends .....................            --                 --                 --                 --
                                      -----------        -----------        -----------        -----------

      Total Assets ................        12,343             68,351         13,309,401            591,018
                                      -----------        -----------        -----------        -----------

LIABILITIES:
  Payables:
    Insurance charges .............             1                  9              1,832                 84
    Administrative fees ...........            --                  1                218                  9
                                      -----------        -----------        -----------        -----------

      Total Liabilities ...........             1                 10              2,050                 93
                                      -----------        -----------        -----------        -----------

NET ASSETS:                           $    12,342        $    68,341        $13,307,351        $   590,925
                                      ===========        ===========        ===========        ===========

                       See Notes to Financial Statements

                                      -4-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

     GLOBAL LIFE         GLOBAL             STRATEGIC          WORLDWIDE                             PUTNAM VT
      SCIENCES         TECHNOLOGY             VALUE             GROWTH          TOTAL RETURN       INTERNATIONAL
     PORTFOLIO -       PORTFOLIO -         PORTFOLIO -        PORTFOLIO -        PORTFOLIO -       GROWTH FUND -
       SERVICE           SERVICE             SERVICE            SERVICE        ADMINISTRATIVE        CLASS IB
       SHARES            SHARES              SHARES             SHARES             CLASS              SHARES
    -----------        -----------        -----------        -----------        -----------        -----------

    $ 2,419,211        $ 2,886,782        $   411,874        $ 7,231,708        $22,689,577        $ 2,770,355

             --                 --                 --                 --                 --                 --
    -----------        -----------        -----------        -----------        -----------        -----------

      2,419,211          2,886,782            411,874          7,231,708         22,689,577          2,770,355
    -----------        -----------        -----------        -----------        -----------        -----------

            328                397                 62                986              3,101                273
             39                 47                  7                118                372                 33
    -----------        -----------        -----------        -----------        -----------        -----------

            367                444                 69              1,104              3,473                306
    -----------        -----------        -----------        -----------        -----------        -----------

    $ 2,418,844        $ 2,886,338        $   411,805        $ 7,230,604        $22,686,104        $ 2,770,049
    ===========        ===========        ===========        ===========        ===========        ===========

                       See Notes to Financial Statements

                                      -5-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                       PUTNAM VT          PUTNAM VT
                                       SMALL CAP           VOYAGER
                                      VALUE FUND -        II FUND -           CAPITAL           HIGH YIELD
                                       CLASS IB            CLASS IB            FUND              BOND FUND
                                        SHARES              SHARES            CLASS I             CLASS I
                                      -----------        -----------        -----------        -----------
ASSETS:
  Investments at market value:        $ 1,195,482        $   167,836        $13,422,333        $   635,168

  Receivables:
    Dividends .....................            --                 --                 --                 --
                                      -----------        -----------        -----------        -----------

      Total Assets ................     1,195,482            167,836         13,422,333            635,168
                                      -----------        -----------        -----------        -----------

LIABILITIES:
  Payables:
    Insurance charges .............           163                 23              1,836                 90
    Administrative fees ...........            19                  2                219                 10
                                      -----------        -----------        -----------        -----------

      Total Liabilities ...........           182                 25              2,055                100
                                      -----------        -----------        -----------        -----------

NET ASSETS:                           $ 1,195,300        $   167,811        $13,420,278        $   635,068
                                      ===========        ===========        ===========        ===========

                       See Notes to Financial Statements

                                      -6-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                        LARGE CAP          SMALL CAP          STRATEGIC         CONVERTIBLE        DISCIPLINED
  INVESTORS FUND -     GROWTH FUND        GROWTH FUND -      BOND FUND -        SECURITIES        MID CAP STOCK
       CLASS I           CLASS I            CLASS I            CLASS I           PORTFOLIO          PORTFOLIO
  ---------------      -----------        -----------        -----------        -----------       -------------

    $18,376,102        $    10,324        $ 1,443,540        $ 2,842,559        $13,297,603        $ 8,015,223

             --                 --                 --                 --                 --                 --
    -----------        -----------        -----------        -----------        -----------        -----------

     18,376,102             10,324          1,443,540          2,842,559         13,297,603          8,015,223
    -----------        -----------        -----------        -----------        -----------        -----------

          2,510                  2                205                410              1,814              1,093
            300                 --                 24                 47                218                131
    -----------        -----------        -----------        -----------        -----------        -----------

          2,810                  2                229                457              2,032              1,224
    -----------        -----------        -----------        -----------        -----------        -----------

    $18,373,292        $    10,322        $ 1,443,311        $ 2,842,102        $13,295,571        $ 8,013,999
    ===========        ===========        ===========        ===========        ===========        ===========

                       See Notes to Financial Statements

                                      -7-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                          FEDERATED
                                     EQUITY INCOME        HIGH YIELD      FEDERATED STOCK        LARGE CAP
                                       PORTFOLIO          PORTFOLIO          PORTFOLIO           PORTFOLIO
                                     --------------       -----------      ---------------      ------------
ASSETS:
  Investments at market value:        $ 34,141,770        $ 11,994,827       $ 7,593,524        $ 23,787,782

  Receivables:
    Dividends .....................             --                  --                --                  --
                                      ------------        ------------       -----------        ------------

      Total Assets ................     34,141,770          11,994,827         7,593,524          23,787,782
                                      ------------        ------------       -----------        ------------

LIABILITIES:
  Payables:
    Insurance charges .............          4,688               1,642             1,034               3,259
    Administrative fees ...........            560                 197               124                 390
                                      ------------        ------------       -----------        ------------

      Total Liabilities ...........          5,248               1,839             1,158               3,649
                                      ------------        -----------        -----------        ------------

NET ASSETS:                           $ 34,136,522        $ 11,992,988       $ 7,592,366        $ 23,784,133
                                      ===-========        ============       ===========        ============

                       See Notes to Financial Statements

                                      -8-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                               DECEMBER 31, 2002

       LAZARD                                                                    TRAVELERS            ACTIVE
   INTERNATIONAL       MFS EMERGING         MFS MID             MFS               QUALITY         INTERNATIONAL
       STOCK              GROWTH           CAP GROWTH         RESEARCH             BOND            ALLOCATION
     PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
   -------------       -----------        -----------        -----------        -----------       -------------

    $10,886,141        $12,647,408        $11,242,130        $ 1,878,565        $50,019,607        $   360,736

             --                 --                 --                 --                 --                 --
    -----------        -----------        -----------        -----------        -----------        -----------

     10,886,141         12,647,408         11,242,130          1,878,565         50,019,607            360,736
    -----------        -----------        -----------        -----------        -----------        -----------

          1,467              1,727              1,536                256              6,973                 50
            176                207                185                 31                837                  6
    -----------        -----------        -----------        -----------        -----------        -----------

          1,643              1,934              1,721                287              7,810                 56
    -----------        -----------        -----------        -----------        -----------        -----------

    $10,884,498        $12,645,474        $11,240,409        $ 1,878,278        $50,011,797        $   360,680
    ===========        ===========        ===========        ===========        ===========        ===========

                       See Notes to Financial Statements

                                      -9-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                       EMERGING
                                        MARKETS                          GLOBAL VALUE         MID CAP
                                        EQUITY         EQUITY GROWTH        EQUITY            GROWTH
                                       PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                      ----------       -------------     ------------       ----------
ASSETS:
  Investments at market value:        $  301,819        $  952,182        $1,341,400        $  639,082

  Receivables:
    Dividends ......................          --                --                --                --
                                      ----------        ----------        ----------        ----------

      Total Assets .................     301,819           952,182         1,341,400           639,082
                                      ----------        ----------        ----------        ----------

LIABILITIES:
  Payables:
    Insurance charges ..............          43               134               188                91
    Administrative fees ............           5                16                22                11
                                      ----------        ----------        ----------        ----------

      Total Liabilities ............          48               150               210               102
                                      ----------        ----------        ----------        ----------

NET ASSETS:                           $  301,771        $  952,032        $1,341,190        $  638,980
                                      ==========        ==========        ==========        ==========

                       See Notes to Financial Statements

                                      -10-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

      MID CAP                                 U.S.                              AIM CAPITAL          ALLIANCE
       VALUE            TECHNOLOGY        REAL ESTATE           VALUE           APPRECIATION          GROWTH
     PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
    -----------        -----------        -----------        -----------        ------------       -----------

    $ 2,141,860        $   330,533        $ 1,231,743        $ 1,579,272        $ 2,298,372        $24,976,697

             --                 --                 --                 --                 --                 --
    -----------        -----------        -----------        -----------        -----------        -----------

      2,141,860            330,533          1,231,743          1,579,272          2,298,372         24,976,697
    -----------        -----------        -----------        -----------        -----------        -----------

            305                 47                181                218                315              3,402
             35                  6                 20                 25                 38                408
    -----------        -----------        -----------        -----------        -----------        -----------

            340                 53                201                243                353              3,810
    -----------        -----------        -----------        -----------        -----------        -----------

    $ 2,141,520        $   330,480        $ 1,231,542        $ 1,579,029        $ 2,298,019        $24,972,887
    ===========        ===========        ===========        ===========        ===========        ===========

                       See Notes to Financial Statements

                                      -11-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                               SMITH BARNEY
                                                           PUTNAM           SMITH BARNEY           LARGE
                                          MFS            DIVERSIFIED         AGGRESSIVE       CAPITALIZATION
                                     TOTAL RETURN          INCOME              GROWTH             GROWTH
                                       PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                     ------------        -----------        ------------      --------------
ASSETS:
  Investments at market value:        $60,026,614        $ 2,744,689        $19,816,514        $ 1,999,000

  Receivables:
    Dividends .....................            --                 --                 --                 --
                                      -----------        -----------        -----------        -----------

      Total Assets ................    60,026,614          2,744,689         19,816,514          1,999,000
                                      -----------        -----------        -----------        -----------

LIABILITIES:
  Payables:
    Insurance charges .............         8,221                376              2,721                274
    Administrative fees ...........           986                 45                326                 33
                                      -----------        -----------        -----------        -----------

      Total Liabilities ...........         9,207                421              3,047                307
                                      -----------        -----------        -----------        -----------

NET ASSETS:                           $60,017,407        $ 2,744,268        $19,813,467        $ 1,998,693
                                      ===========        ===========        ===========        ===========

                       See Notes to Financial Statements

                                      -12-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

      COMSTOCK         COMSTOCK       EMERGING GROWTH   EMERGING GROWTH     ENTERPRISE        ENTERPRISE
    PORTFOLIO -       PORTFOLIO -       PORTFOLIO -        PORTFOLIO -      PORTFOLIO -       PORTFOLIO -
  CLASS I SHARES   CLASS II SHARES    CLASS I SHARES    CLASS II SHARES   CLASS I SHARES    CLASS II SHARES
  --------------    --------------    ---------------   ---------------  ---------------    ---------------

    $  323,636        $7,704,570        $  852,278        $2,291,708        $  744,780        $  519,110

            --                --                --                --                --                --
    ----------        ----------        ----------        ----------        ----------        ----------

       323,636         7,704,570           852,278         2,291,708           744,780           519,110
    ----------        ----------        ----------        ----------        ----------        ----------

            44             1,085               117               323               102                75
             5               125                14                38                12                 9
    ----------        ----------        ----------        ----------        ----------        ----------

            49             1,210               131               361               114                84
    ----------        ----------        ----------        ----------        ----------        ----------

    $  323,587        $7,703,360        $  852,147        $2,291,347        $  744,666        $  519,026
    ==========        ==========        ==========        ==========        ==========        ==========

                       See Notes to Financial Statements

                                      -13-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                          GROWTH AND        GROWTH AND
                                     GOVERNMENT          GOVERNMENT         INCOME            INCOME
                                      PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -
                                    CLASS I SHARES    CLASS II SHARES   CLASS I SHARES    CLASS II SHARES
                                    --------------    ---------------   --------------    ---------------
ASSETS:
  Investments at market value:        $2,191,601        $5,982,165        $1,310,634        $3,667,355

  Receivables:
    Dividends ....................            --                --                --                --
                                      ----------        ----------        ----------        ----------

      Total Assets ...............     2,191,601         5,982,165         1,310,634         3,667,355
                                      ----------        ----------        ----------        ----------

LIABILITIES:
  Payables:
    Insurance charges ............           302               863               179               534
    Administrative fees ..........            36                98                21                60
                                      ----------        ----------        ----------        ----------

      Total Liabilities ..........           338               961               200               594
                                      ----------        ----------        ----------        ----------

NET ASSETS:                           $2,191,263        $5,981,204        $1,310,434        $3,666,761
                                      ==========        ==========        ==========        ==========

                       See Notes to Financial Statements

                                      -14-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                              DYNAMIC CAPITAL
    MONEY MARKET        MONEY MARKET        CONTRAFUND(R)       APPRECIATION         MID CAP
      PORTFOLIO -        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
       CLASS I            CLASS II            SERVICE             SERVICE            SERVICE
       SHARES              SHARES             CLASS 2             CLASS 2            CLASS 2              COMBINED
    ------------        ------------        ------------        ------------        ------------        ------------

    $  2,504,488        $  6,542,312        $  7,390,564        $    147,365        $  5,056,236        $636,570,015

              --                  --                  --                  --                  --              16,093
    ------------        ------------        ------------        ------------        ------------        ------------

       2,504,488           6,542,312           7,390,564             147,365           5,056,236         636,586,108
    ------------        ------------        ------------        ------------        ------------        ------------

             343                 935               1,013                  20                 699              87,394
              41                 108                 121                   3                  83              10,444
    ------------        ------------        ------------        ------------        ------------        ------------

             384               1,043               1,134                  23                 782              97,838
    ------------        ------------        ------------        ------------        ------------        ------------

    $  2,504,104        $  6,541,269        $  7,389,430        $    147,342        $  5,055,454        $636,488,270
    ============        ============        ============        ============        ============        ============

                       See Notes to Financial Statements

                                      -15-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                    CAPITAL                              AIM V.I. PREMIER      PREMIER GROWTH
                                                 APPRECIATION         MONEY MARKET         EQUITY FUND -          PORTFOLIO -
                                                     FUND              PORTFOLIO             SERIES I              CLASS B
                                                 ------------         ------------       ----------------      --------------
INVESTMENT INCOME:
  Dividends ...................................  $    752,928         $    668,009         $     15,798         $         --
                                                 ------------         ------------         ------------         ------------

EXPENSES:
  Insurance charges ...........................       632,017              606,331               59,388              133,661
  Administrative fees .........................        75,826               72,760                7,127               16,035
                                                 ------------         ------------         ------------         ------------

    Total expenses ............................       707,843              679,091               66,515              149,696
                                                 ------------         ------------         ------------         ------------

      Net investment income (loss) ............        45,085              (11,082)             (50,717)            (149,696)
                                                 ------------         ------------         ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................            --                   --                   --                   --
    Realized gain (loss) on sale of investments    (7,784,412)                  --             (484,713)          (1,453,664)
                                                 ------------         ------------         ------------         ------------

      Realized gain (loss) ....................    (7,784,412)                  --             (484,713)          (1,453,664)
                                                 ------------         ------------         ------------         ------------

    Change in unrealized gain (loss)
      on investments ..........................    (8,401,818)                  --           (1,355,986)          (2,715,942)
                                                 ------------         ------------         ------------         ------------

  Net increase (decrease) in net assets
    resulting from operations .................  $(16,141,145)        $    (11,082)        $ (1,891,416)        $ (4,319,302)
                                                 ============         ============         ============         ============

                       See Notes to Financial Statements

                                      -16-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                        TEMPLETON
    CREDIT SUISSE                                                                  MUTUAL SHARES          GROWTH
      EMERGING            VIP REIT          APPRECIATION         SMALL CAP          SECURITIES          SECURITIES
      MARKETS              SERIES -          PORTFOLIO -         PORTFOLIO -           FUND -              FUND -
     PORTFOLIO         STANDARD CLASS      INITIAL SHARES      INITIAL SHARES         CLASS 2             CLASS 2
    -------------      --------------      --------------      --------------       ------------        -----------

    $     3,045         $    75,698         $   119,306         $     5,712         $       349         $       631
    -----------         -----------         -----------         -----------         -----------         -----------

         25,716              50,098             134,777             160,316                 574                 705
          3,086               6,003              16,162              19,236                  69                  85
    -----------         -----------         -----------         -----------         -----------         -----------

         28,802              56,101             150,939             179,552                 643                 790
    -----------         -----------         -----------         -----------         -----------         -----------

        (25,757)             19,597             (31,633)           (173,840)               (294)               (159)
    -----------         -----------         -----------         -----------         -----------         -----------

             --              47,042                  --                  --                 865                 621
        141,009             137,226            (333,529)         (1,206,525)             (3,722)             (1,081)
    -----------         -----------         -----------         -----------         -----------         -----------

        141,009             184,268            (333,529)         (1,206,525)             (2,857)               (460)
    -----------         -----------         -----------         -----------         -----------         -----------

        (68,658)           (166,374)         (1,778,614)         (1,668,007)             (5,391)            (15,297)
    -----------         -----------         -----------         -----------         -----------         -----------

    $    46,594         $    37,491         $(2,143,776)        $(3,048,372)        $    (8,542)        $   (15,916)
    ===========         ===========         ===========         ===========         ===========         ===========

                       See Notes to Financial Statements

                                      -17-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES
                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                       DIVERSIFIED
                                                                        STRATEGIC         EQUITY INDEX         FUNDAMENTAL
                                                   APPRECIATION          INCOME             PORTFOLIO -           VALUE
                                                    PORTFOLIO           PORTFOLIO        CLASS II SHARES        PORTFOLIO
                                                   -----------         -----------       ---------------       -----------
INVESTMENT INCOME:
  Dividends .....................................  $   284,769         $ 1,251,215         $   200,354         $   317,565
                                                   -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges .............................      228,157             173,886             133,989             328,370
  Administrative fees ...........................       27,378              20,866              16,068              39,404
                                                   -----------         -----------         -----------         -----------

    Total expenses ..............................      255,535             194,752             150,057             367,774
                                                   -----------         -----------         -----------         -----------

      Net investment income (loss) ..............       29,234           1,056,463              50,297             (50,209)
                                                   -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ..................           --                  --                  --             499,750
    Realized gain (loss) on sale of investments..     (383,343)           (380,119)           (568,440)           (640,816)
                                                   -----------         -----------         -----------         -----------

      Realized gain (loss) ......................     (383,343)           (380,119)           (568,440)           (141,066)
                                                   -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ............................   (3,418,182)           (238,022)         (2,494,459)         (6,766,248)
                                                   -----------         -----------         -----------         -----------

  Net increase (decrease) in net assets
    resulting from operations ...................  $(3,772,291)        $   438,322         $(3,012,602)        $(6,957,523)
                                                   ===========         ===========         ===========         ===========

                       See Notes to Financial Statements

                                      -18-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES
                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                  CAPITAL            GLOBAL LIFE           GLOBAL
                                             BALANCED           APPRECIATION          SCIENCES           TECHNOLOGY
    EMERGING            GROWTH &            PORTFOLIO -          PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
     GROWTH              INCOME              SERVICE              SERVICE             SERVICE             SERVICE
  FUND - CLASS I     FUND - CLASS I           SHARES               SHARES             SHARES              SHARES
  --------------     --------------         -----------         -----------         ------------        ------------

    $        --         $       185         $   280,702         $     1,893         $        --         $        --
    -----------         -----------         -----------         -----------         -----------         -----------

             78                 228             172,707               7,560              38,974              42,740
              9                  27              20,584                 876               4,675               5,129
    -----------         -----------         -----------         -----------         -----------         -----------

             87                 255             193,291               8,436              43,649              47,869
    -----------         -----------         -----------         -----------         -----------         -----------

            (87)                (70)             87,411              (6,543)            (43,649)            (47,869)
    -----------         -----------         -----------         -----------         -----------         -----------

          2,596               1,380                  --                  --                  --                  --
           (772)                126            (337,113)            (16,380)           (589,834)         (1,687,496)
    -----------         -----------         -----------         -----------         -----------         -----------

          1,824               1,506            (337,113)            (16,380)           (589,834)         (1,687,496)
    -----------         -----------         -----------         -----------         -----------         -----------

         (2,062)             (2,918)           (988,456)            (87,346)           (541,907)           (211,542)
    -----------         -----------         -----------         -----------         -----------         -----------

    $      (325)        $    (1,482)        $(1,238,158)        $  (110,269)        $(1,175,390)        $(1,946,907)
    ===========         ===========         ===========         ===========         ===========         ===========

                       See Notes to Financial Statements

                                      -19-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                    STRATEGIC          WORLDWIDE                                PUTNAM VT
                                                     VALUE              GROWTH           TOTAL RETURN         INTERNATIONAL
                                                   PORTFOLIO -         PORTFOLIO -         PORTFOLIO -           GROWTH
                                                     SERVICE            SERVICE          ADMINISTRATIVE      FUND - CLASS IB
                                                     SHARES              SHARES              CLASS               SHARES
                                                   -----------         -----------       --------------      ---------------
INVESTMENT INCOME:
  Dividends .....................................  $        --         $    53,016         $   539,862         $     4,240
                                                   -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges .............................        4,894             109,835             166,405              15,886
  Administrative fees ...........................          541              13,133              19,915               1,906
                                                   -----------         -----------         -----------         -----------

    Total expenses ..............................        5,435             122,968             186,320              17,792
                                                   -----------         -----------         -----------         -----------

      Net investment income (loss) ..............       (5,435)            (69,952)            353,542             (13,552)
                                                   -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ..................           --                  --             262,424                  --
    Realized gain (loss) on sale of investments..       (2,712)         (1,273,333)             (8,853)            152,338
                                                   -----------         -----------         -----------         -----------

      Realized gain (loss) ......................       (2,712)         (1,273,333)            253,571             152,338
                                                   -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ............................      (97,893)         (1,260,989)            477,415                 745
                                                   -----------         -----------         -----------         -----------

  Net increase (decrease) in net assets
    resulting from operations ...................  $  (106,040)        $(2,604,274)        $ 1,084,528         $   139,531
                                                   ===========         ===========         ===========         ===========

                       See Notes to Financial Statements

                                      -20-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

     PUTNAM VT           PUTNAM VT
     SMALL CAP           VOYAGER II                                                                      LARGE CAP
    VALUE FUND -          FUND -              CAPITAL            HIGH YIELD          INVESTORS             GROWTH
      CLASS IB           CLASS IB              FUND -            BOND FUND -           FUND -              FUND -
      SHARES               SHARES             CLASS I             CLASS I             CLASS I             CLASS I
    -----------         -----------         -----------         -----------         -----------         -----------

    $     1,372         $        --         $    67,372         $    44,064         $   244,845         $        --
    -----------         -----------         -----------         -----------         -----------         -----------

         12,702               2,046             147,798               7,240             250,172                  75
          1,523                 245              17,641                 843              29,915                   9
    -----------         -----------         -----------         -----------         -----------         -----------

         14,225               2,291             165,439               8,083             280,087                  84
    -----------         -----------         -----------         -----------         -----------         -----------

        (12,853)             (2,291)            (98,067)             35,981             (35,242)                (84)
    -----------         -----------         -----------         -----------         -----------         -----------

          6,712                  --                  --                  --                  --                  --
        (73,893)            (14,721)           (423,534)            (15,846)           (762,562)               (674)
    -----------         -----------         -----------         -----------         -----------         -----------

        (67,181)            (14,721)           (423,534)            (15,846)           (762,562)               (674)
    -----------         -----------         -----------         -----------         -----------         -----------

       (188,053)            (41,417)         (3,198,318)             10,905          (5,025,040)               (544)
    -----------         -----------         -----------         -----------         -----------         -----------

    $  (268,087)        $   (58,429)        $(3,719,919)        $    31,040         $(5,822,844)        $    (1,302)
    ===========         ===========         ===========         ===========         ===========         ===========

                       See Notes to Financial Statements

                                      -21-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                    SMALL CAP           STRATEGIC                              DISCIPLINED
                                                     GROWTH                BOND           CONVERTIBLE           MID CAP
                                                      FUND -              FUND -           SECURITIES            STOCK
                                                     CLASS I             CLASS I           PORTFOLIO           PORTFOLIO
                                                   -----------         -----------        -----------         ------------
INVESTMENT INCOME:
  Dividends .................................      $        --         $   132,083        $   991,026         $    46,961
                                                   -----------         -----------        -----------         -----------

EXPENSES:
  Insurance charges .........................           19,323              27,858            162,286             106,182
  Administrative fees .......................            2,249               3,186             19,467              12,737
                                                   -----------         -----------        -----------         -----------

    Total expenses ..........................           21,572              31,044            181,753             118,919
                                                   -----------         -----------        -----------         -----------

      Net investment income (loss) ..........          (21,572)            101,039            809,273             (71,958)
                                                   -----------         -----------        -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ..............               --                  --             87,663               8,839
    Realized gain (loss) on sale of investments        (72,455)              4,009           (314,033)           (202,656)
                                                   -----------         -----------        -----------         -----------

      Realized gain (loss) ..................          (72,455)              4,009           (226,370)           (193,817)
                                                   -----------         -----------        -----------         -----------

    Change in unrealized gain (loss)
      on investments ........................         (563,295)             57,805         (1,742,400)         (1,231,998)
                                                   -----------         -----------        -----------         -----------

  Net increase (decrease) in net assets
    resulting from operations ...............      $  (657,322)        $   162,853        $(1,159,497)        $(1,497,773)
                                                   ===========         ===========        ===========         ===========

                       See Notes to Financial Statements

                                      -22-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES
                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                      LAZARD
      EQUITY             FEDERATED           FEDERATED                             INTERNATIONAL        MFS EMERGING
      INCOME             HIGH YIELD            STOCK             LARGE CAP             STOCK               GROWTH
     PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
    -----------         -----------         -----------         -----------        -------------        ------------

    $   397,851         $ 2,039,210         $   234,954         $   133,850         $   251,536         $        --
    -----------         -----------         -----------         -----------         -----------         -----------

        480,768             145,883             114,779             371,519             160,665             213,937
         57,581              17,501              13,774              44,519              19,280              25,672
    -----------         -----------         -----------         -----------         -----------         -----------

        538,349             163,384             128,553             416,038             179,945             239,609
    -----------         -----------         -----------         -----------         -----------         -----------

       (140,498)          1,875,826             106,401            (282,188)             71,591            (239,609)
    -----------         -----------         -----------         -----------         -----------         -----------

             --                  --                  --                  --                  --                  --
    -----------         -----------         -----------         -----------         -----------         -----------
       (984,753)           (820,103)           (292,413)         (3,021,302)           (509,441)         (5,087,593)
    -----------         -----------         -----------         -----------         -----------         -----------

       (984,753)           (820,103)           (292,413)         (3,021,302)           (509,441)         (5,087,593)
    -----------         -----------         -----------         -----------         -----------         -----------

     (5,467,944)           (810,374)         (1,932,010)         (4,921,702)           (915,986)         (2,560,980)
    -----------         -----------         -----------         -----------         -----------         -----------

    $(6,593,195)        $   245,349         $(2,118,022)        $(8,225,192)        $(1,353,836)        $(7,888,182)
    ===========         ===========         ===========         ===========         ===========         ===========

                       See Notes to Financial Statements

                                      -23-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                     ACTIVE
                                                    MFS MID CAP                               TRAVELERS           INTERNATIONAL
                                                      GROWTH            MFS RESEARCH         QUALITY BOND          ALLOCATION
                                                    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                   ------------         ------------         ------------         -------------
INVESTMENT INCOME:
  Dividends .................................      $         --         $     13,202         $  3,659,920         $      7,498
                                                   ------------         ------------         ------------         ------------

EXPENSES:
  Insurance charges .........................           194,618               28,859              572,412                4,851
  Administrative fees .......................            23,354                3,462               68,674                  571
                                                   ------------         ------------         ------------         ------------

    Total expenses ..........................           217,972               32,321              641,086                5,422
                                                   ------------         ------------         ------------         ------------

      Net investment income (loss) ..........          (217,972)             (19,119)           3,018,834                2,076
                                                   ------------         ------------         ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ..............                --                   --              713,946                   --
    Realized gain (loss) on sale of investments      (4,095,674)            (215,050)             146,089               (8,724)
                                                   ------------         ------------         ------------         ------------

      Realized gain (loss) ..................        (4,095,674)            (215,050)             860,035               (8,724)
                                                   ------------         ------------         ------------         ------------

    Change in unrealized gain (loss)
      on investments ........................        (7,364,239)            (489,286)          (1,744,135)             (74,443)
                                                   ------------         ------------         ------------         ------------

  Net increase (decrease) in net assets
    resulting from operations ...............      $(11,677,885)        $   (723,455)        $  2,134,734         $    (81,091)
                                                   ============         ============         ============         ============

                       See Notes to Financial Statements

                                      -24-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

     EMERGING
     MARKETS                           GLOBAL VALUE
      EQUITY        EQUITY GROWTH         EQUITY       MID CAP GROWTH     MID CAP VALUE       TECHNOLOGY
    PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
    ---------       -------------      ------------    --------------     -------------       ----------

    $      --         $   1,905         $  17,187         $      --         $      --         $      --
    ---------         ---------         ---------         ---------         ---------         ---------

        3,842            11,948            16,919             8,727            26,767             5,920
          459             1,404             1,999             1,025             3,118               704
    ---------         ---------         ---------         ---------         ---------         ---------

        4,301            13,352            18,918             9,752            29,885             6,624
    ---------         ---------         ---------         ---------         ---------         ---------

       (4,301)          (11,447)           (1,731)           (9,752)          (29,885)           (6,624)
    ---------         ---------         ---------         ---------         ---------         ---------

           --                --            15,249                --                --                --
       (5,982)          (47,621)          (34,040)          (60,932)          (90,047)         (148,370)
    ---------         ---------         ---------         ---------         ---------         ---------

       (5,982)          (47,621)          (18,791)          (60,932)          (90,047)         (148,370)
    ---------         ---------         ---------         ---------         ---------         ---------

      (21,354)         (266,053)         (237,690)         (200,953)         (608,052)         (205,592)
    ---------         ---------         ---------         ---------         ---------         ---------

    $ (31,637)        $(325,121)        $(258,212)        $(271,637)        $(727,984)        $(360,586)
    =========         =========         =========         =========         =========         =========

                       See Notes to Financial Statements

                                      -25-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                        U.S.                                  AIM CAPITAL
                                                    REAL ESTATE             VALUE            APPRECIATION        ALLIANCE GROWTH
                                                     PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                   ------------         ------------         ------------        ---------------
INVESTMENT INCOME:
  Dividends .................................      $     38,908         $     17,568         $         --         $    183,129
                                                   ------------         ------------         ------------         ------------

EXPENSES:
  Insurance charges .........................            12,620               22,441               33,786              419,916
  Administrative fees .......................             1,434                2,660                4,054               50,390
                                                   ------------         ------------         ------------         ------------

    Total expenses ..........................            14,054               25,101               37,840              470,306
                                                   ------------         ------------         ------------         ------------

      Net investment income (loss) ..........            24,854               (7,533)             (37,840)            (287,177)
                                                   ------------         ------------         ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ..............            27,157                   --                   --                   --
    Realized gain (loss) on sale of investments           2,111              (32,042)            (253,190)          (7,391,613)
                                                   ------------         ------------         ------------         ------------

      Realized gain (loss) ..................            29,268              (32,042)            (253,190)          (7,391,613)
                                                   ------------         ------------         ------------         ------------

    Change in unrealized gain (loss)
      on investments ........................           (92,547)            (436,763)            (506,266)          (7,962,722)
                                                   ------------         ------------         ------------         ------------

  Net increase (decrease) in net assets
    resulting from operations ...............      $    (38,425)        $   (476,338)        $   (797,296)        $(15,641,512)
                                                   ============         ============         ============         ============

                       See Notes to Financial Statements

                                      -26-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES
                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                               SMITH BARNEY
                          PUTNAM           SMITH BARNEY            LARGE
        MFS             DIVERSIFIED         AGGRESSIVE         CAPITALIZATION        COMSTOCK            COMSTOCK
    TOTAL RETURN          INCOME              GROWTH               GROWTH            PORTFOLIO -         PORTFOLIO -
     PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO         CLASS I SHARES     CLASS II SHARES
    ------------        -----------        ------------        --------------      --------------     ---------------

    $ 3,721,550         $   643,576         $        --         $     8,007         $     2,809         $    25,299
    -----------         -----------         -----------         -----------         -----------         -----------

        752,856              40,409             205,399              20,720               4,575              84,677
         90,301               4,849              24,648               2,486                 549               9,859
    -----------         -----------         -----------         -----------         -----------         -----------

        843,157              45,258             230,047              23,206               5,124              94,536
    -----------         -----------         -----------         -----------         -----------         -----------

      2,878,393             598,318            (230,047)            (15,199)             (2,315)            (69,237)
    -----------         -----------         -----------         -----------         -----------         -----------

      2,334,153                  --                  --                  --               3,211              46,894
       (440,123)           (136,516)           (614,144)            (65,511)            (11,907)           (228,877)
    -----------         -----------         -----------         -----------         -----------         -----------

      1,894,030            (136,516)           (614,144)            (65,511)             (8,696)           (181,983)
    -----------         -----------         -----------         -----------         -----------         -----------

     (9,013,237)           (327,853)         (5,361,557)           (427,289)            (78,774)         (1,372,550)
    -----------         -----------         -----------         -----------         -----------         -----------

    $(4,240,814)        $   133,949         $(6,205,748)        $  (507,999)        $   (89,785)        $(1,623,770)
    ===========         ===========         ===========         ===========         ===========         ===========

                       See Notes to Financial Statements

                                      -27-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                   DOMESTIC       DOMESTIC INCOME    EMERGING GROWTH   EMERGING GROWTH
                                                    INCOME           PORTFOLIO -       PORTFOLIO -       PORTFOLIO -
                                                   PORTFOLIO      CLASS II SHARES    CLASS I SHARES    CLASS II SHARES
                                                   ---------      ---------------    ---------------   ---------------
INVESTMENT INCOME:
  Dividends .................................      $  80,903         $  99,074         $   4,482         $     911
                                                   ---------         ---------         ---------         ---------

EXPENSES:
  Insurance charges .........................          4,617             4,657            15,104            25,730
  Administrative fees .......................            554               535             1,813             3,015
                                                   ---------         ---------         ---------         ---------

    Total expenses ..........................          5,171             5,192            16,917            28,745
                                                   ---------         ---------         ---------         ---------

      Net investment income (loss) ..........         75,732            93,882           (12,435)          (27,834)
                                                   ---------         ---------         ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ..............             --                --                --                --
    Realized gain (loss) on sale of investments      (64,762)          (86,376)         (292,049)          (90,388)
                                                   ---------         ---------         ---------         ---------

      Realized gain (loss) ..................        (64,762)          (86,376)         (292,049)          (90,388)
                                                   ---------         ---------         ---------         ---------

    Change in unrealized gain (loss)
      on investments ........................        (18,867)           (9,584)         (213,222)         (709,292)
                                                   ---------         ---------         ---------         ---------

  Net increase (decrease) in net assets
    resulting from operations ...............      $  (7,897)        $  (2,078)        $(517,706)        $(827,514)
                                                   =========         =========         =========         =========

                       See Notes to Financial Statements

                                      -28-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                          GROWTH AND       GROWTH AND
   ENTERPRISE        ENTERPRISE         GOVERNMENT       GOVERNMENT         INCOME           INCOME
   PORTFOLIO -       PORTFOLIO -        PORTFOLIO -      PORTFOLIO -      PORTFOLIO -      PORTFOLIO -
 CLASS I SHARES    CLASS II SHARES    CLASS I SHARES  CLASS II SHARES   CLASS I SHARES   CLASS II SHARES
    ---------         ---------         ---------        ---------        ---------         ---------

    $   4,863         $     936         $  31,799        $  86,474        $  17,680         $  18,911
    ---------         ---------         ---------        ---------        ---------         ---------

       12,310             7,510            20,392           51,838           20,205            40,457
        1,477               859             2,447            5,952            2,425             4,573
    ---------         ---------         ---------        ---------        ---------         ---------

       13,787             8,369            22,839           57,790           22,630            45,030
    ---------         ---------         ---------        ---------        ---------         ---------

       (8,924)           (7,433)            8,960           28,684           (4,950)          (26,119)
    ---------         ---------         ---------        ---------        ---------         ---------

           --                --                --               --               --                --
    ---------         ---------         ---------        ---------        ---------         ---------
     (167,246)          (44,619)            6,786            7,175          (40,823)          (32,185)
    ---------         ---------         ---------        ---------        ---------         ---------

     (167,246)          (44,619)            6,786            7,175          (40,823)          (32,185)
    ---------         ---------         ---------        ---------        ---------         ---------

     (196,482)         (162,297)          118,948          273,089         (235,772)         (495,888)
    ---------         ---------         ---------        ---------        ---------         ---------

    $(372,652)        $(214,349)        $ 134,694        $ 308,948        $(281,545)        $(554,192)
    =========         =========         =========        =========        =========         =========

                       See Notes to Financial Statements

                                      -29-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                       DYNAMIC CAPITAL
                                                                                      CONTRAFUND(R)     APPRECIATION
                                                  MONEY MARKET     MONEY MARKET        PORTFOLIO -       PORTFOLIO -
                                                   PORTFOLIO -       PORTFOLIO -         SERVICE           SERVICE
                                                 CLASS I SHARES   CLASS II SHARES        CLASS 2           CLASS 2
                                                 --------------   ---------------     -------------    ---------------
INVESTMENT INCOME:
  Dividends .................................      $  30,176         $  48,744         $  46,818         $     262
                                                   ---------         ---------         ---------         ---------

EXPENSES:
  Insurance charges .........................         31,151            67,000            86,531             1,215
  Administrative fees .......................          3,738             7,758            10,336               145
                                                   ---------         ---------         ---------         ---------

    Total expenses ..........................         34,889            74,758            96,867             1,360
                                                   ---------         ---------         ---------         ---------

      Net investment income (loss) ..........         (4,713)          (26,014)          (50,049)           (1,098)
                                                   ---------         ---------         ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ..............             --                --                --                --
    Realized gain (loss) on sale of investments           --                --          (264,244)          (18,778)
                                                   ---------         ---------         ---------         ---------

      Realized gain (loss) ..................             --                --          (264,244)          (18,778)
                                                   ---------         ---------         ---------         ---------

    Change in unrealized gain (loss)
      on investments ........................             --                --          (525,762)            5,153
                                                   ---------         ---------         ---------         ---------

  Net increase (decrease) in net assets
    resulting from operations ...............      $  (4,713)        $ (26,014)        $(840,055)        $ (14,723)
                                                   =========         =========         =========         =========

                       See Notes to Financial Statements

                                      -30-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

      MID CAP PORTFOLIO -
       SERVICE CLASS 2         COMBINED
      -------------------   --------------

          $   16,777        $   17,989,769
          ----------        --------------

              47,315             8,358,819
               5,629             1,000,298
          ----------        --------------

              52,944             9,359,117
          ----------        --------------

             (36,167)            8,630,652
          ----------        --------------

                   -             4,058,502
             (21,441)          (44,159,241)
          ----------        --------------

             (21,441)          (40,100,739)
          ----------        --------------

            (468,887)          (99,769,520)
          ----------        --------------

          $ (526,495)       $ (131,239,607)
          ==========        ==============

                       See Notes to Financial Statements

                                      -31-

                       This page intentionally left blank

                                      -32-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                               AIM V.I. PREMIER
                                           CAPITAL APPRECIATION FUND         MONEY MARKET PORTFOLIO         EQUITY FUND - SERIES I
                                         -----------------------------   -----------------------------   ---------------------------
                                              2002            2001             2002           2001            2002           2001
                                         -------------   -------------   -------------   -------------   -------------   -----------
OPERATIONS:
  Net investment income (loss) ........  $      45,085   $    (692,789)  $     (11,082)  $     546,451   $    (50,717)  $   (39,539)
  Realized gain (loss) ................     (7,784,412)     (3,276,729)             --              --       (484,713)       19,109
  Change in unrealized gain (loss)
    on investments ....................     (8,401,818)    (21,299,077)             --              --     (1,355,986)     (405,192)
                                         -------------   -------------   -------------   -------------   ------------   -----------

    Net increase (decrease) in net
      assets resulting from operations     (16,141,145)    (25,268,595)        (11,082)        546,451     (1,891,416)     (425,622)
                                         -------------   -------------   -------------   -------------   ------------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .......        447,000       3,294,302      25,328,844      19,909,018         91,104     1,526,923
  Participant transfers from other
    funding options ...................      2,387,789      11,498,387     199,429,382     263,278,198      1,631,795     4,157,147
  Administrative charges ..............        (23,597)        (22,112)         (9,708)         (3,808)        (2,419)       (1,276)
  Contract surrenders .................     (3,329,495)     (3,180,987)    (14,995,706)     (5,515,220)      (223,618)      (70,866)
  Participant transfers to other
    funding options ...................     (9,219,152)    (10,142,071)   (212,100,227)   (248,415,935)    (1,037,629)     (497,564)
  Other payments to participants ......       (553,772)       (565,717)       (703,949)       (192,526)      (174,052)      (86,548)
                                         -------------   -------------   -------------   -------------   ------------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions.    (10,291,227)        881,802      (3,051,364)     29,059,727        285,181     5,027,816
                                         -------------   -------------   -------------   -------------   ------------   -----------

  Net increase (decrease) in net assets    (26,432,372)    (24,386,793)     (3,062,446)     29,606,178     (1,606,235)    4,602,194

NET ASSETS:
  Beginning of year ...................     65,837,587      90,224,380      47,634,675      18,028,497      5,495,423       893,229
                                         -------------   -------------   -------------   -------------   ------------   -----------
  End of year .........................  $  39,405,215   $  65,837,587   $  44,572,229   $  47,634,675   $  3,889,188   $ 5,495,423
                                         =============   =============   =============   =============   ============   ===========

                       See Notes to Financial Statements

                                      -33-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                              CREDIT SUISSE
                                         PREMIER GROWTH PORTFOLIO -          EMERGING MARKETS              VIP REIT SERIES -
                                                   CLASS B                      PORTFOLIO                   STANDARD CLASS
                                         ---------------------------   ---------------------------   ---------------------------
                                             2002           2001           2002           2001           2002           2001
                                         ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ........  $   (149,696)  $   (149,464)  $    (25,757)  $    (35,732)  $     19,597   $     (2,304)
  Realized gain (loss) ................    (1,453,664)       122,387        141,009       (142,907)       184,268         99,324
  Change in unrealized gain (loss)
    on investments ....................    (2,715,942)    (2,001,871)       (68,658)       242,914       (166,374)        51,296
                                         ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .......    (4,319,302)    (2,028,948)        46,594         64,275         37,491        148,316
                                         ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .......       155,655      2,592,443         71,768         92,001        205,245        436,703
  Participant transfers from other
    funding options ...................     1,889,477      8,193,322     49,282,632     79,741,349     10,845,062      8,159,442
  Administrative charges ..............        (4,604)        (3,215)          (965)          (799)        (1,638)          (372)
  Contract surrenders .................      (679,429)      (497,266)       (66,459)       (80,416)      (239,930)      (209,724)
  Participant transfers to other
    funding options ...................    (2,186,579)    (1,540,445)   (49,415,276)   (80,039,091)    (8,006,632)    (6,966,250)
  Other payments to participants ......      (228,007)       (95,090)       (31,318)       (27,769)          (585)            --
                                         ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions.    (1,053,487)     8,649,749       (159,618)      (314,725)     2,801,522      1,419,799
                                         ------------   ------------   ------------   ------------   ------------   ------------

     Net increase (decrease) in net assets (5,372,789)     6,620,801       (113,024)      (250,450)     2,839,013      1,568,115

NET ASSETS:
  Beginning of year ...................    13,618,934      6,998,133      1,944,627      2,195,077      2,388,890        820,775
                                         ------------   ------------   ------------   ------------   ------------   ------------
  End of year .........................  $  8,246,145   $ 13,618,934   $  1,831,603   $  1,944,627   $  5,227,903   $  2,388,890
                                         ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                                      -34-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

  APPRECIATION PORTFOLIO -       SMALL CAP PORTFOLIO -         MUTUAL SHARES SECURITIES     TEMPLETON GROWTH SECURITIES
        INITIAL SHARES              INITIAL SHARES                   FUND - CLASS 2                FUND - CLASS 2
---------------------------   ---------------------------   ------------------------------  ----------------------------
     2002          2001            2002           2001          2002             2001           2002            2001
------------   ------------   ------------   ------------   ------------   ---------------  ------------   -------------

$    (31,633)  $    (64,468)  $   (173,840)  $    (92,017)  $       (294)  $            --  $       (159)  $          --
    (333,529)      (147,356)    (1,206,525)       198,904         (2,857)               --          (460)             --

  (1,778,614)    (1,186,817)    (1,668,007)      (727,866)        (5,391)               --       (15,297)             --
------------   ------------   ------------   ------------   ------------   ---------------  ------------   -------------

  (2,143,776)    (1,398,641)    (3,048,372)      (620,979)        (8,542)               --       (15,916)             --
------------   ------------   ------------   ------------   ------------   ---------------  ------------   -------------

     295,558        605,122        805,000      1,822,031          2,000                --        71,717              --

   1,969,729      2,219,512      6,640,900      5,785,228        183,828                --       107,598              --
      (3,791)        (3,017)        (5,462)        (3,135)           (43)               --           (13)             --
    (588,469)      (543,436)      (649,011)      (439,069)        (6,629)               --        (1,873)             --

  (1,594,674)      (907,651)    (4,406,780)    (1,787,396)       (20,567)               --       (10,002)             --
    (211,633)      (178,700)      (252,874)      (104,014)            --                --            --              --
------------   ------------   ------------   ------------   ------------   ---------------  ------------   -------------

    (133,280)     1,191,830      2,131,773      5,273,645        158,589                --       167,427              --
------------   ------------   ------------   ------------   ------------   ---------------  ------------   -------------

  (2,277,056)      (206,811)      (916,599)     4,652,666        150,047                --       151,511              --

  11,946,530     12,153,341     12,685,612      8,032,946             --                --            --              --
------------   ------------   ------------   ------------   ------------   ---------------  ------------   -------------
$  9,669,474   $ 11,946,530   $ 11,769,013   $ 12,685,612   $    150,047   $            --  $    151,511   $          --
============   ============   ============   ============   ============   ===============  ============   =============

                       See Notes to Financial Statements

                                      -35-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                       DIVERSIFIED STRATEGIC INCOME     EQUITY INDEX PORTFOLIO -
                                            APPRECIATION PORTFOLIO               PORTFOLIO                  CLASS II SHARES
                                         ---------------------------   ---------------------------   ---------------------------
                                             2002           2001           2002           2001           2002           2001
                                         ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ........  $     29,234   $    (37,758)  $  1,056,463   $  1,056,607   $     50,297   $    (50,917)
  Realized gain (loss) ................      (383,343)      (102,990)      (380,119)      (237,020)      (568,440)      (179,098)
  Change in unrealized gain (loss)
    on investments ....................    (3,418,182)      (791,103)      (238,022)      (600,078)    (2,494,459)      (727,837)
                                         ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .......    (3,772,291)      (931,851)       438,322        219,509     (3,012,602)      (957,852)
                                         ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .......       999,395      2,475,238         35,268        752,749        983,748      2,712,022
  Participant transfers from other
    funding options ...................     6,009,193      5,656,247        953,253      3,304,705      4,289,295      6,959,198
  Administrative charges ..............        (7,866)        (4,001)        (2,748)        (1,993)        (3,778)        (2,177)
  Contract surrenders .................      (977,252)      (508,398)      (604,471)      (421,691)      (525,870)      (235,266)
  Participant transfers to other
    funding options ...................    (2,368,841)    (1,749,859)    (2,087,087)    (1,823,571)    (2,605,338)    (1,487,298)
  Other payments to participants ......      (242,257)      (577,524)      (427,068)      (268,060)      (194,097)       (99,871)
                                         ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions..    3,412,372      5,291,703     (2,132,853)     1,542,139      1,943,960      7,846,608
                                         ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    (359,919)     4,359,852     (1,694,531)     1,761,648     (1,068,642)     6,888,756

NET ASSETS:
  Beginning of year ...................    18,302,119     13,942,267     14,545,766     12,784,118     11,082,029      4,193,273
                                         ------------   ------------   ------------   ------------   ------------   ------------
  End of year .........................  $ 17,942,200   $ 18,302,119   $ 12,851,235   $ 14,545,766   $ 10,013,387   $ 11,082,029
                                         ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                                      -36-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                      BALANCED PORTFOLIO -
 FUNDAMENTAL VALUE PORTFOLIO    EMERGING GROWTH FUND - CLASS I   GROWTH & INCOME FUND - CLASS I          SERVICE SHARES
----------------------------    ------------------------------   ------------------------------  ----------------------------
     2002           2001            2002             2001            2002             2001           2002            2001
------------    ------------    ------------    -------------    ------------    -------------   ------------    ------------

$    (50,209)   $    (82,470)   $        (87)   $          --    $        (70)   $          --   $     87,411    $     60,535
    (141,066)      1,174,463           1,824               --           1,506               --       (337,113)       (113,282)

  (6,766,248)     (1,664,042)         (2,062)              --          (2,918)              --       (988,456)       (351,375)
------------    ------------    ------------    -------------    ------------    -------------   ------------    ------------

  (6,957,523)       (572,049)           (325)              --          (1,482)              --     (1,238,158)       (404,122)
------------    ------------    ------------    -------------    ------------    -------------   ------------    ------------

   1,908,088       4,561,252          12,245               --          23,349               --        381,080       1,598,354

  14,987,892      13,690,135          11,000               --          51,010               --      5,371,864       8,823,172
      (8,608)         (2,570)             (2)              --              --               --         (4,684)         (2,283)
  (1,249,056)       (534,235)             --               --          (4,536)              --       (951,164)       (490,326)

  (3,369,732)     (1,213,268)        (10,576)              --              --               --     (2,727,214)     (1,663,203)
    (138,972)       (186,665)             --               --              --               --       (150,754)        (31,422)
------------    ------------    ------------    -------------    ------------    -------------   ------------    ------------

  12,129,612      16,314,649          12,667               --          69,823               --      1,919,128       8,234,292
------------    ------------    ------------    -------------    ------------    -------------   ------------    ------------

   5,172,089      15,742,600          12,342               --          68,341               --        680,970       7,830,170

  21,707,450       5,964,850              --               --              --               --     12,626,381       4,796,211
------------    ------------    ------------    -------------    ------------    -------------   ------------    ------------
$ 26,879,539    $ 21,707,450    $     12,342    $          --    $     68,341    $          --   $ 13,307,351    $ 12,626,381
============    ============    ============    =============    ============    =============   ============    ============

                       See Notes to Financial Statements

                                      -37-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                             CAPITAL APPRECIATION          GLOBAL LIFE SCIENCES           GLOBAL TECHNOLOGY
                                          PORTFOLIO - SERVICE SHARES    PORTFOLIO - SERVICE SHARES    PORTFOLIO - SERVICE SHARES
                                          --------------------------    --------------------------    --------------------------
                                              2002           2001           2002           2001           2002           2001
                                          -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ........   $    (6,543)   $      (747)   $   (43,649)   $   (41,398)   $   (47,869)   $   (29,703)
  Realized gain (loss) ................       (16,380)        (1,159)      (589,834)      (142,348)    (1,687,496)    (1,065,817)
  Change in unrealized gain (loss)
    on investments ....................       (87,346)       (35,201)      (541,907)      (195,855)      (211,542)      (937,641)
                                          -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .......      (110,269)       (37,107)    (1,175,390)      (379,601)    (1,946,907)    (2,033,161)
                                          -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .......        62,242         95,344        137,270        764,647        214,649      1,118,777
  Participant transfers from other
    funding options ...................       260,907        393,717      4,573,400      3,509,716      2,633,501      3,723,685
  Administrative charges ..............          (407)          (237)        (1,896)        (1,329)        (2,173)        (1,866)
  Contract surrenders .................       (41,842)        (3,355)      (238,318)      (136,120)      (216,422)      (146,583)
  Participant transfers to other
    funding options ...................       (55,612)          (137)    (4,656,941)    (2,056,420)    (2,192,922)    (1,932,258)
  Other payments to participants ......            --             --        (48,956)       (85,239)       (46,968)       (87,204)
                                          -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions .      225,288        485,332       (235,441)     1,995,255        389,665      2,674,551
                                          -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     115,019        448,225     (1,410,831)     1,615,654     (1,557,242)       641,390

NET ASSETS:
  Beginning of year ...................       475,906         27,681      3,829,675      2,214,021      4,443,580      3,802,190
                                          -----------    -----------    -----------    -----------    -----------    -----------
  End of year .........................   $   590,925    $   475,906    $ 2,418,844    $ 3,829,675    $ 2,886,338    $ 4,443,580
                                          ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                                      -38-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

STRATEGIC VALUE PORTFOLIO -     WORLDWIDE GROWTH PORTFOLIO -      TOTAL RETURN PORTFOLIO -     PUTNAM VT INTERNATIONAL GROWTH
       SERVICE SHARES                  SERVICE SHARES               ADMINISTRATIVE CLASS           FUND - CLASS IB SHARES
----------------------------    ----------------------------    ----------------------------   ------------------------------
    2002             2001           2002            2001            2002            2001            2002            2001
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$     (5,435)   $       (582)   $    (69,952)   $    (93,921)   $    353,542    $     37,387    $    (13,552)   $     (6,811)
      (2,712)            (16)     (1,273,333)     (2,924,950)        253,571         111,029         152,338         160,510

     (97,893)          1,530      (1,260,989)      1,096,477         477,415        (119,144)            745          24,899
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (106,040)            932      (2,604,274)     (1,922,394)      1,084,528          29,272         139,531         178,598
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       3,334           6,702         228,232       1,660,098       1,899,874       1,092,810         108,090         421,351

     342,111         179,844      29,913,658      32,580,037      24,484,961       8,522,459      37,564,654      26,606,739
         (64)             (4)         (4,183)         (2,970)         (4,176)            (70)           (222)            (18)
      (1,854)           (356)     (1,322,830)       (298,649)       (868,833)       (185,757)     (1,056,710)        (11,849)

     (13,824)             --     (29,308,583)    (27,815,786)     (9,197,634)     (4,007,088)    (35,318,767)    (25,861,348)
          --              --         (78,181)       (104,833)       (164,242)             --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     329,703         186,186        (571,887)      6,017,897      16,149,950       5,422,354       1,297,045       1,154,875
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     223,663         187,118      (3,176,161)      4,095,503      17,234,478       5,451,626       1,436,576       1,333,473

     188,142           1,024      10,406,765       6,311,262       5,451,626              --       1,333,473              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    411,805    $    188,142    $  7,230,604    $ 10,406,765    $ 22,686,104    $  5,451,626    $  2,770,049    $  1,333,473
============    ============    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

                                      -39-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                           PUTNAM VT SMALL CAP VALUE     PUTNAM VT VOYAGER II FUND -
                                             FUND - CLASS IB SHARES            CLASS IB SHARES            CAPITAL FUND - CLASS I
                                          ---------------------------    ---------------------------   ----------------------------
                                              2002            2001           2002            2001          2002            2001
                                          ------------    -----------    ------------    -----------   ------------    ------------
OPERATIONS:
  Net investment income (loss) ........   $    (12,853)   $    (1,332)   $     (2,291)   $      (481)  $    (98,067)   $      6,847
  Realized gain (loss) ................        (67,181)        (1,752)        (14,721)        (6,584)      (423,534)           (992)
  Change in unrealized gain (loss)
    on investments ....................       (188,053)        27,596         (41,417)           429     (3,198,318)        123,429
                                          ------------    -----------    ------------    -----------   ------------    ------------

    Net increase (decrease) in net assets
      resulting from operations .......       (268,087)        24,512         (58,429)        (6,636)    (3,719,919)        129,284
                                          ------------    -----------    ------------    -----------   ------------    ------------

UNIT TRANSACTIONS:
  Participant purchase payments .......        237,369         82,023          17,025         53,217      1,272,825       1,596,757
  Participant transfers from other
    funding options ...................      2,502,697        605,305       1,258,083        628,690     10,710,135       5,937,067
  Administrative charges ..............           (518)           (39)            (91)            (7)        (5,431)         (1,051)
  Contract surrenders .................        (72,405)        (4,984)         (1,078)           (87)      (686,832)       (171,172
  Participant transfers to other
    funding options ...................     (1,674,372)      (236,201)     (1,253,399)      (458,007)    (2,069,755)       (902,248
  Other payments to participants ......             --             --         (11,470)            --        (49,872)             --
                                          ------------    -----------    ------------    -----------   ------------    ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      992,771        446,104           9,070        223,806      9,171,070       6,459,353
                                          ------------    -----------    ------------    -----------   ------------    ------------

    Net increase (decrease) in net assets      724,684        470,616         (49,359)       217,170      5,451,151       6,588,637

NET ASSETS:
  Beginning of year ...................        470,616             --         217,170             --      7,969,127       1,380,490
                                          ------------    -----------    ------------    -----------   ------------    ------------
  End of year .........................   $  1,195,300    $   470,616    $    167,811    $   217,170   $ 13,420,278    $  7,969,127
                                          ============    ===========    ============    ===========   ============    ============

                       See Notes to Financial Statements

                                      -40-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                    LARGE CAP GROWTH FUND -       SMALL CAP GROWTH FUND -
HIGH YIELD BOND FUND - CLASS I      INVESTORS FUND - CLASS I                 CLASS I                      CLASS I
------------------------------    ----------------------------    --------------------------   ----------------------------
    2002             2001             2002            2001            2002           2001          2002            2001
------------    --------------    ------------    ------------    ------------    ----------   ------------    ------------

$     35,981    $       32,521    $    (35,242)   $    (47,837)   $        (84)   $       --   $    (21,572)   $    (12,388)
     (15,846)           (5,594)       (762,562)        130,311            (674)           --        (72,455)        (26,426)

      10,905           (15,606)     (5,025,040)       (786,992)           (544)           --       (563,295)         21,955
------------    --------------    ------------    ------------    ------------    ----------   ------------    ------------

      31,040            11,321      (5,822,844)       (704,518)         (1,302)           --       (657,322)        (16,859)
------------    --------------    ------------    ------------    ------------    ----------   ------------    ------------

      67,913            74,002       1,288,511       3,674,347           7,698            --        346,886         243,384

     220,546           136,148       7,722,429      10,219,089          16,200            --        814,237       1,059,255
        (183)              (83)         (7,959)         (3,818)             (9)           --           (442)           (286)
     (56,373)           (5,725)     (1,085,613)       (663,904)             --            --        (79,753)        (16,932)

     (83,865)          (10,579)     (3,039,786)     (1,998,236)        (12,265)           --       (457,497)       (206,979)
     (28,127)          (46,267)       (256,462)        (73,287)             --            --          3,671              --
------------    --------------    ------------    ------------    ------------    ----------   ------------    ------------

     119,911           147,496       4,621,120      11,154,191          11,624            --        627,102       1,078,442
------------    --------------    ------------    ------------    ------------    ----------   ------------    ------------

     150,951           158,817      (1,201,724)     10,449,673          10,322            --        (30,220)      1,061,583

     484,117           325,300      19,575,016       9,125,343              --            --      1,473,531         411,948
------------    --------------    ------------    ------------    ------------    ----------   ------------    ------------
$    635,068    $      484,117    $ 18,373,292    $ 19,575,016    $     10,322    $       --   $  1,443,311    $  1,473,531
============    ==============    ============    ============    ============    ==========   ============    ============

                       See Notes to Financial Statements

                                      -41-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                            CONVERTIBLE SECURITIES        DISCIPLINED MID CAP STOCK
                                         STRATEGIC BOND FUND - CLASS I            PORTFOLIO                       PORTFOLIO
                                         ----------------------------    ---------------------------   ---------------------------
                                             2002            2001            2002           2001           2002            2001
                                         ------------    ------------    ------------   ------------   ------------    -----------
OPERATIONS:
  Net investment income (loss) ........  $    101,039    $     36,142    $    809,273   $     53,517   $    (71,958)   $    (78,921)
  Realized gain (loss) ................         4,009            (403)       (226,370)       319,318       (193,817)        438,554
  Change in unrealized gain (loss)
    on investments ....................        57,805           4,283      (1,742,400)      (626,348)    (1,231,998)       (703,656)
                                         ------------    ------------    ------------   ------------   ------------    ------------

    Net increase (decrease) in net assets
      resulting from operations .......       162,853          40,022      (1,159,497)      (253,513)    (1,497,773)       (344,023)
                                         ------------    ------------    ------------   ------------   ------------    ------------

UNIT TRANSACTIONS:
  Participant purchase payments .......       250,671         179,220         641,972      2,180,106        259,030         912,067
  Participant transfers from other
    funding options ...................     1,457,187         486,420       4,620,002      7,774,479      2,897,803       3,069,632
  Administrative charges ..............          (268)            (81)         (3,049)        (1,559)        (3,014)         (1,836)
  Contract surrenders .................       (33,970)         (7,105)       (624,122)      (509,868)      (445,212)       (299,176)
  Participant transfers to other
    funding options ...................      (186,114)        (29,468)     (2,227,305)    (1,088,777)    (1,738,395)     (1,179,790)
  Other payments to participants ......       (25,214)       (130,760)       (279,252)      (124,290)       (15,269)        (32,911
                                         ------------    ------------    ------------   ------------   ------------    ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..   1,462,292         498,226       2,128,246      8,230,091        954,943       2,467,986
                                         ------------    ------------    ------------   ------------   ------------    ------------

    Net increase (decrease) in net assets   1,625,145         538,248         968,749      7,976,578       (542,830)      2,123,963

NET ASSETS:
  Beginning of year ...................     1,216,957         678,709      12,326,822      4,350,244      8,556,829       6,432,866
                                         ------------    ------------    ------------   ------------   ------------    ------------
  End of year .........................  $  2,842,102    $  1,216,957    $ 13,295,571   $ 12,326,822   $  8,013,999    $  8,556,829
                                         ============    ============    ============   ============   ============    ============

                       See Notes to Financial Statements

                                      -42-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

DISCIPLINED SMALL CAP STOCK
         PORTFOLIO                EQUITY INCOME PORTFOLIO     FEDERATED HIGH YIELD PORTFOLIO     FEDERATED STOCK PORTFOLIO
---------------------------    ----------------------------   ------------------------------   ----------------------------
    2002            2001            2002            2001           2002            2001            2002            2001
------------   ------------    ------------    ------------    ------------    ------------    ------------    ------------

$         --   $    (28,939)   $   (140,498)   $   (104,287)   $  1,875,826    $  1,273,546    $    106,401    $    (15,644)
          --       (371,690)       (984,753)        (84,806)       (820,103)       (593,631)       (292,413)        329,346

          --         11,864      (5,467,944)     (3,047,452)       (810,374)       (673,994)     (1,932,010)       (332,691)
------------   ------------    ------------    ------------    ------------    ------------    ------------    ------------

          --       (388,765)     (6,593,195)     (3,236,545)        245,349           5,921      (2,118,022)        (18,989)
------------   ------------    ------------    ------------    ------------    ------------    ------------    ------------

          --        192,947       1,522,086       3,487,208         269,706         595,121          71,554         343,559

          --      2,235,741       9,691,311      11,733,003       4,253,661       3,361,814       1,522,588       2,358,874
          --           (412)        (12,874)         (9,334)         (3,187)         (2,327)         (2,431)         (1,967)
          --        (60,525)     (2,607,040)     (1,467,362)       (683,489)       (525,295)     (1,001,287)       (709,738)

          --     (4,781,858)     (8,580,995)     (5,743,341)     (3,680,046)     (2,578,714)     (1,642,696)     (2,563,492)
          --        (10,042)       (716,000)       (561,050)       (135,836)       (231,270)       (276,295)       (116,824)
------------   ------------    ------------    ------------    ------------    ------------    ------------    ------------

          --     (2,424,149)       (703,512)      7,439,124          20,809         619,329      (1,328,567)       (689,588)
------------   ------------    ------------    ------------    ------------    ------------    ------------    ------------

          --     (2,812,914)     (7,296,707)      4,202,579         266,158         625,250      (3,446,589)       (708,577)

          --      2,812,914      41,433,229      37,230,650      11,726,830      11,101,580      11,038,955      11,747,532
------------   ------------    ------------    ------------    ------------    ------------    ------------    ------------
$         --   $         --    $ 34,136,522    $ 41,433,229    $ 11,992,988    $ 11,726,830    $  7,592,366    $ 11,038,955
============   ============    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

                                      -43-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                         LAZARD INTERNATIONAL STOCK
                                               LARGE CAP PORTFOLIO                PORTFOLIO            MFS EMERGING GROWTH PORTFOLIO
                                         ----------------------------   ---------------------------   ----------------------------
                                             2002            2001           2002           2001            2002            2001
                                         ------------    ------------   ------------   ------------    ------------    -----------
OPERATIONS:
  Net investment income (loss) ........  $   (282,188)   $   (344,969)  $     71,591   $   (211,382)   $   (239,609)   $   (372,019)
  Realized gain (loss) ................    (3,021,302)     (1,350,452)      (509,441)    (5,382,869)     (5,087,593)      3,726,167
  Change in unrealized gain (loss)
    on investments ....................    (4,921,702)     (6,370,257)      (915,986)       633,115      (2,560,980)    (17,107,639)
                                         ------------    ------------   ------------   ------------    ------------    ------------

    Net increase (decrease) in net assets
      resulting from operations .......    (8,225,192)     (8,065,678)    (1,353,836)    (4,961,136)     (7,888,182)    (13,753,491)
                                         ------------    ------------   ------------   ------------    ------------    ------------

UNIT TRANSACTIONS:
  Participant purchase payments .......       468,404       2,696,230        151,596        805,917         153,623       1,952,880
  Participant transfers from other
    funding options ...................     2,993,685       7,716,786     69,184,886     98,834,638       1,505,663       5,948,481
  Administrative charges ..............       (12,920)        (10,895)        (4,225)        (3,755)         (8,246)         (8,064)
  Contract surrenders .................    (2,400,269)     (1,790,840)    (1,709,094)      (519,239)       (948,226)       (906,180)
  Participant transfers to other
    funding options ...................    (4,461,320)     (4,030,538)   (69,838,588)   (98,361,856)     (3,886,103)     (4,484,490)
  Other payments to participants ......      (518,856)       (510,660)      (163,075)      (225,595)       (234,377)       (414,964)
                                         ------------    ------------   ------------   ------------    ------------    ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..  (3,931,276)      4,070,083     (2,378,500)       530,110      (3,417,666)      2,087,663
                                         ------------    ------------   ------------   ------------    ------------    ------------

    Net increase (decrease) in net assets (12,156,468)     (3,995,595)    (3,732,336)    (4,431,026)    (11,305,848)    (11,665,828)

NET ASSETS:
  Beginning of year ...................    35,940,601      39,936,196     14,616,834     19,047,860      23,951,322      35,617,150
                                         ------------    ------------   ------------   ------------    ------------    ------------
  End of year .........................  $ 23,784,133    $ 35,940,601   $ 10,884,498   $ 14,616,834    $ 12,645,474    $ 23,951,322
                                         ============    ============   ============   ============    ============    ============

                       See Notes to Financial Statements

                                      -44-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

MFS MID CAP GROWTH PORTFOLIO       MFS RESEARCH PORTFOLIO       STRATEGIC STOCK PORTFOLIO    TRAVELERS QUALITY BOND PORTFOLIO
----------------------------    ----------------------------    --------------------------   --------------------------------
    2002             2001           2002            2001            2002          2001            2002              2001
------------    ------------    ------------    ------------    -----------   ------------    ------------      ------------

$   (217,972)   $   (294,997)   $    (19,119)   $    (36,782)   $        --   $     17,218    $  3,018,834      $    657,144
  (4,095,674)      3,960,294        (215,050)         22,540             --         (6,769)        860,035           266,146

  (7,364,239)     (9,878,876)       (489,286)       (737,510)            --        (56,548)     (1,744,135)          165,757
------------    ------------    ------------    ------------    -----------   ------------    ------------      ------------

 (11,677,885)     (6,213,579)       (723,455)       (751,752)            --        (46,099)      2,134,734         1,089,047
------------    ------------    ------------    ------------    -----------   ------------    ------------      ------------

     385,794       3,808,488          24,473          86,802             --        102,629       2,535,479         5,566,010

   4,062,526      11,257,059         124,655       1,364,772             --        185,896      38,641,506        21,285,964
      (7,375)         (7,186)           (664)           (572)            --            (85)        (10,785)           (4,115)
    (777,638)       (736,183)       (142,036)       (138,675)            --         (5,899)     (6,540,958)       (1,835,643)

  (3,372,065)     (3,617,383)       (193,890)       (378,729)            --       (788,535)    (23,807,960)       (7,452,222)
    (290,384)       (301,447)             --         (78,700)            --             --        (729,871)         (563,723)
------------    ------------    ------------    ------------    -----------   ------------    ------------      ------------

         858      10,403,348        (187,462)        854,898             --       (505,994)     10,087,411        16,996,271
------------    ------------    ------------    ------------    -----------   ------------    ------------      ------------

 (11,677,027)      4,189,769        (910,917)        103,146             --       (552,093)     12,222,145        18,085,318

  22,917,436      18,727,667       2,789,195       2,686,049             --        552,093      37,789,652        19,704,334
------------    ------------    ------------    ------------    -----------   ------------    ------------      ------------
$ 11,240,409    $ 22,917,436    $  1,878,278    $  2,789,195    $        --   $         --    $ 50,011,797      $ 37,789,652
============    ============    ============    ============    ===========   ============    ============      ============

                       See Notes to Financial Statements

                                      -45-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                               ACTIVE INTERNATIONAL        EMERGING MARKETS
                                               ALLOCATION PORTFOLIO        EQUITY PORTFOLIO      EQUITY GROWTH PORTFOLIO
                                              ----------------------    ----------------------   -----------------------
                                                 2002         2001         2002         2001        2002         2001
                                              ---------    ---------    ---------    ---------    ---------    ---------
Operations:
  Net investment income (loss) ............   $   2,076    $   2,284    $  (4,301)   $  (3,654)   $ (11,447)   $  (6,966)
  Realized gain (loss) ....................      (8,724)     (25,018)      (5,982)     (12,651)     (47,621)      (2,912)
  Change in unrealized gain (loss)
    on investments ........................     (74,443)     (22,834)     (21,354)        (993)    (266,053)     (32,140)
                                              ---------    ---------    ---------    ---------    ---------    ---------

    Net increase (decrease) in net assets
      resulting from operations ...........     (81,091)     (45,568)     (31,637)     (17,298)    (325,121)     (42,018)
                                              ---------    ---------    ---------    ---------    ---------    ---------

UNIT TRANSACTIONS:
  Participant purchase payments ...........      52,730      211,250       10,687       36,148       87,397      193,420
  Participant transfers from other
    funding options .......................     113,809      191,266       40,479       26,736      450,162      429,894
  Administrative charges ..................        (147)         (53)        (103)         (61)        (313)        (143)
  Contract surrenders .....................     (14,045)      (2,235)      (1,004)        (209)     (11,667)      (1,417)
  Participant transfers to other
    funding options .......................     (30,040)     (80,728)     (12,123)     (24,972)    (111,326)      (3,803)
  Other payments to participants ..........      (3,995)     (24,610)          --           --           --           --
                                              ---------    ---------    ---------    ---------    ---------    ---------

      Net increase (decrease) in net assets
        resulting from unit transactions ..     118,312      294,890       37,936       37,642      414,253      617,951
                                              ---------    ---------    ---------    ---------    ---------    ---------

      Net increase (decrease) in net assets      37,221      249,322        6,299       20,344       89,132      575,933

NET ASSETS:
      Beginning of year ...................     323,459       74,137      295,472      275,128      862,900      286,967
                                              ---------    ---------    ---------    ---------    ---------    ---------
      End of year .........................   $ 360,680    $ 323,459    $ 301,771    $ 295,472    $ 952,032    $ 862,900
                                              =========    =========    =========    =========    =========    =========

                       See Notes to Financial Statements

                                      -46-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

 GLOBAL VALUE EQUITY PORTFOLIO     MID CAP GROWTH PORTFOLIO         MID CAP VALUE PORTFOLIO          TECHNOLOGY PORTFOLIO
 -----------------------------    --------------------------      --------------------------      --------------------------
      2002           2001             2002           2001             2002           2001             2002           2001
  -----------    -----------      -----------    -----------      -----------    -----------      -----------    -----------

  $    (1,731)   $    (1,446)     $    (9,752)   $    (6,060)     $   (29,885)   $   (18,714)     $    (6,624)   $    (6,004)
      (18,791)        (8,835)         (60,932)        (3,495)         (90,047)       (18,953)        (148,370)       (62,108)

     (237,690)       (91,815)        (200,953)      (104,049)        (608,052)         8,364         (205,592)      (154,522)
  -----------    -----------      -----------    -----------      -----------    -----------      -----------    -----------

     (258,212)      (102,096)        (271,637)      (113,604)        (727,984)       (29,303)        (360,586)      (222,634)
  -----------    -----------      -----------    -----------      -----------    -----------      -----------    -----------

       99,955        284,131           40,429        191,147          375,727        315,521           12,706        237,777

      389,962        351,346          283,700        430,836          980,822        637,401          100,222        392,862
         (328)          (200)            (368)          (169)            (615)          (251)            (204)          (225)
      (65,533)       (29,718)         (11,000)        (7,933)        (120,837)       (12,144)          (8,991)        (4,171)

     (163,022)      (146,958)        (124,830)          (987)        (250,085)      (163,822)         (93,484)       (60,020)
      (39,192)        (9,569)          (4,236)            --          (21,199)            --           (2,229)        (9,816)
  -----------    -----------      -----------    -----------      -----------    -----------      -----------    -----------

      221,842        449,032          183,695        612,894          963,813        776,705            8,020        556,407
  -----------    -----------      -----------    -----------      -----------    -----------      -----------    -----------

      (36,370)       346,936          (87,942)       499,290          235,829        747,402         (352,566)       333,773

    1,377,560      1,030,624          726,922        227,632        1,905,691      1,158,289          683,046        349,273
  -----------    -----------      -----------    -----------      -----------    -----------      -----------    -----------
  $ 1,341,190    $ 1,377,560      $   638,980    $   726,922      $ 2,141,520    $ 1,905,691      $   330,480    $   683,046
  ===========    ===========      ===========    ===========      ===========    ===========      ===========    ===========

                       See Notes to Financial Statements

                                      -47-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                         AIM CAPITAL APPRECIATION
                                            U.S. REAL ESTATE PORTFOLIO          VALUE PORTFOLIO                 PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2002           2001           2002           2001           2002           2001
                                            -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ..........   $    24,854    $    18,077    $    (7,533)   $      (806)   $   (37,840)   $   (29,464)
  Realized gain (loss) ..................        29,268          5,451        (32,042)        93,232       (253,190)       504,214
  Change in unrealized gain (loss)
    on investments ......................       (92,547)        10,474       (436,763)       (85,301)      (506,266)      (929,795)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       (38,425)        34,002       (476,338)         7,125       (797,296)      (455,045)
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       189,037        164,147        119,676        202,718        125,020        705,630
  Participant transfers from other
    funding options .....................       621,550        365,812        330,499        895,243        485,730      2,450,027
  Administrative charges ................          (243)           (56)          (668)          (353)        (1,560)
  Contract surrenders ...................       (31,217)        (3,627)       (74,278)       (19,561)      (169,962)       (76,726)
  Participant transfers to other
    funding options .....................      (126,922)       (74,674)      (131,440)      (116,268)      (389,310)      (302,132)
  Other payments to participants ........       (18,836)            --         (1,984)      (140,274)            --        (42,958)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       633,369        451,602        241,805        821,505         49,918      2,732,946
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       594,944        485,604       (234,533)       828,630       (747,378)     2,277,901

NET ASSETS:
  Beginning of year .....................       636,598        150,994      1,813,562        984,932      3,045,397        767,496
                                            -----------    -----------    -----------    -----------    -----------    -----------
  End of year ...........................   $ 1,231,542    $   636,598    $ 1,579,029    $ 1,813,562    $ 2,298,019    $ 3,045,397
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                                      -48-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                  PUTNAM DIVERSIFIED INCOME    SMITH BARNEY AGGRESSIVE GROWTH
 ALLIANCE GROWTH PORTFOLIO       MFS TOTAL RETURN PORTFOLIO               PORTFOLIO                       PORTFOLIO
----------------------------    ----------------------------    ----------------------------   -----------------------------
     2002             2001            2002            2001            2002            2001            2002            2001
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$   (287,177)   $   (644,396)   $  2,878,393    $    696,821    $    598,318    $    276,115    $   (230,047)   $    (44,711)
  (7,391,613)      6,002,058       1,894,030       1,758,403        (136,516)       (119,698)       (614,144)        (41,362)

  (7,962,722)    (14,056,345)     (9,013,237)     (3,140,055)       (327,853)        (56,623)     (5,361,557)        175,204
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 (15,641,512)     (8,698,683)     (4,240,814)       (684,831)        133,949          99,794      (6,205,748)         89,131
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     272,370       2,045,527       2,093,603       6,413,168          26,082         139,648       2,699,012       3,749,263

   1,561,549       4,982,963      18,382,123      17,226,978         204,944         850,446      15,061,175       7,994,751
     (13,328)        (13,805)        (18,645)        (11,117)           (696)           (680)         (5,481)           (550)
  (2,296,855)     (2,417,468)     (3,940,010)     (2,089,825)       (750,263)       (184,148)       (646,061)       (111,195)

  (6,125,879)     (5,202,267)     (8,462,217)     (7,070,683)       (640,109)       (850,418)     (2,328,695)       (404,689)
    (923,044)       (673,998)     (1,498,226)       (649,165)        (37,603)        (23,780)        (77,446)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (7,525,187)     (1,279,048)      6,556,628      13,819,356      (1,197,645)        (68,932)     14,702,504      11,227,580
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 (23,166,699)     (9,977,731)      2,315,814      13,134,525      (1,063,696)         30,862       8,496,756      11,316,711

  48,139,586      58,117,317      57,701,593      44,567,068       3,807,964       3,777,102      11,316,711              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 24,972,887    $ 48,139,586    $ 60,017,407    $ 57,701,593    $  2,744,268    $  3,807,964    $ 19,813,467    $ 11,316,711
============    ============    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

                                      -49-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                    SMITH BARNEY
                                                LARGE CAPITALIZATION          COMSTOCK PORTFOLIO -          COMSTOCK PORTFOLIO -
                                                  GROWTH PORTFOLIO              CLASS I SHARES                CLASS II SHARES
                                            --------------------------    --------------------------    --------------------------
                                               2002            2001            2002            2001            2002            2001
                                            -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ..........   $   (15,199)   $    (5,055)   $    (2,315)   $    (5,130)   $   (69,237)   $   (16,661)
  Realized gain (loss) ..................       (65,511)        (3,229)        (8,696)         4,930       (181,983)        (7,264)
  Change in unrealized gain (loss)
    on investments ......................      (427,289)       (20,598)       (78,774)       (13,615)    (1,372,550)       (19,605)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........      (507,999)       (28,882)       (89,785)       (13,815)    (1,623,770)       (43,530)
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       198,814        616,623          6,152         16,091        996,886        913,268
  Participant transfers from other
    funding options .....................     1,622,711        525,157         78,874        161,494      5,601,937      3,678,798
  Administrative charges ................          (654)           (81)          (147)           (95)        (1,728)          (195)
  Contract surrenders ...................       (73,340)       (11,384)        (8,834)            --       (307,841)       (20,684)
  Participant transfers to other
    funding options .....................      (294,635)       (19,633)       (56,123)       (48,829)    (1,224,317)      (254,279)
  Other payments to participants ........       (21,195)        (6,809)       (40,438)            --        (12,254)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,431,701      1,103,873        (20,516)       128,661      5,052,683      4,316,908
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       923,702      1,074,991       (110,301)       114,846      3,428,913      4,273,378

NET ASSETS:
  Beginning of year .....................     1,074,991             --        433,888        319,042      4,274,447          1,069
                                            -----------    -----------    -----------    -----------    -----------    -----------
  End of year ...........................   $ 1,998,693    $ 1,074,991    $   323,587    $   433,888    $ 7,703,360    $ 4,274,447
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                                      -50-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                              DOMESTIC INCOME PORTFOLIO-    EMERGING GROWTH PORTFOLIO -   EMERGING GROWTH PORTFOLIO -
 DOMESTIC INCOME PORTFOLIO         CLASS II SHARES                CLASS I SHARES               CLASS II SHARES
--------------------------    --------------------------    ---------------------------   ---------------------------
    2002           2001           2002           2001           2002           2001           2002           2001
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$    75,732    $    49,542    $    93,882    $     2,758    $   (12,435)   $   (23,427)   $   (27,834)   $    (7,754)
    (64,762)          (844)       (86,376)             4       (292,049)      (131,760)       (90,388)       (20,628)

    (18,867)        29,192         (9,584)         9,581       (213,222)      (629,086)      (709,292)       (42,707)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     (7,897)        77,890         (2,078)        12,343       (517,706)      (784,273)      (827,514)       (71,089)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

          2         20,080        621,019        324,564          1,208          2,000        260,275        600,788

     40,115        295,181        320,676        394,010         56,294        337,762      1,623,233      1,220,386
         --           (100)            --            (81)          (908)          (870)          (657)          (165)
    (40,540)       (42,526)        (4,962)        (1,835)       (25,250)       (45,779)       (54,089)        (4,145)

 (1,116,305)       (17,147)    (1,658,204)        (6,454)      (199,983)      (238,428)      (337,515)      (122,105)
         --        (48,405)            --             --        (37,912)       (15,991)            --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 (1,116,728)       207,083       (721,471)       710,204       (206,551)        38,694      1,491,247      1,694,759
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 (1,124,625)       284,973       (723,549)       722,547       (724,257)      (745,579)       663,733      1,623,670

  1,124,625        839,652        723,549          1,002      1,576,404      2,321,983      1,627,614          3,944
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$        --    $ 1,124,625    $        --    $   723,549    $   852,147    $ 1,576,404    $ 2,291,347    $ 1,627,614
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                                      -51-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                             ENTERPRISE PORTFOLIO -        ENTERPRISE PORTFOLIO -        GOVERNMENT PORTFOLIO -
                                                 CLASS I SHARES               CLASS II SHARES                CLASS I SHARES
                                          --------------------------    --------------------------    --------------------------
                                               2002            2001          2002          2001           2002          2001
                                          -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ........   $    (8,924)   $   (16,826)   $    (7,433)   $    (3,592)   $     8,960    $    18,305
  Realized gain (loss) ................      (167,246)       (74,899)       (44,619)         3,256          6,786            848
  Change in unrealized gain (loss)
    on investments ....................      (196,482)      (316,748)      (162,297)       (10,651)       118,948          7,564
                                          -----------    -----------    -----------    -----------    -----------    -----------

  Net increase (decrease) in net assets
    resulting from operations .........      (372,652)      (408,473)      (214,349)       (10,987)       134,694         26,717
                                          -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .......           (39)        27,547         53,482        166,502             --             --
  Participant transfers from other
    funding options ...................        23,913        182,259        284,685        446,436      1,513,228        429,313
  Administrative charges ..............          (539)          (581)          (143)           (33)          (359)           (61)
  Contract surrenders .................       (56,418)       (19,224)       (16,681)          (537)       (45,529)       (14,512)
  Participant transfers to other
    funding options ...................       (98,548)      (265,999)      (183,719)          (993)       (30,703)      (203,368)
  Other payments to participants ......       (21,225)       (14,222)        (6,631)            --        (60,695)       (99,989)
                                          -----------    -----------    -----------    -----------    -----------    -----------

  Net increase (decrease) in net assets
    resulting from unit transactions ..      (152,856)       (90,220)       130,993        611,375      1,375,942        111,383
                                          -----------    -----------    -----------    -----------    -----------    -----------

  Net increase (decrease) in net assets      (525,508)      (498,693)       (83,356)       600,388      1,510,636        138,100

NET ASSETS:
  Beginning of year ...................     1,270,174      1,768,867        602,382          1,994        680,627        542,527
                                          -----------    -----------    -----------    -----------    -----------    -----------
  End of year .........................   $   744,666    $ 1,270,174    $   519,026    $   602,382    $ 2,191,263    $   680,627
                                          ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                                      -52-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

  GOVERNMENT PORTFOLIO -     GROWTH AND INCOME PORTFOLIO -  GROWTH AND INCOME PORTFOLIO -    MONEY MARKET PORTFOLIO -
     CLASS II SHARES                 CLASS I SHARES                CLASS II SHARES                CLASS I SHARES
--------------------------   -----------------------------  -----------------------------   --------------------------
   2002            2001           2002           2001            2002           2001            2002           2001
-----------    -----------    -----------    -----------     -----------    -----------     -----------    -----------

$    28,684    $    (3,944)   $    (4,950)   $   (27,287)    $   (26,119)   $   (11,978)    $    (4,713)   $    48,139
      7,175          1,964        (40,823)         3,780         (32,185)        (6,406)             --             --

    273,089         17,942       (235,772)      (163,466)       (495,888)         7,769              --             --
-----------    -----------    -----------    -----------     -----------    -----------     -----------    -----------

    308,948         15,962       (281,545)      (186,973)       (554,192)       (10,615)         (4,713)        48,139
-----------    -----------    -----------    -----------     -----------    -----------     -----------    -----------

    346,649        576,789         18,348        119,592         377,890        325,767              --             --

  4,195,337      1,092,326         65,063        301,627       2,104,897      1,852,775         485,612      1,027,352
     (1,083)           (60)          (538)          (517)         (1,086)          (270)           (483)          (299)
   (101,883)        (6,732)      (126,935)      (123,938)        (92,595)        (4,510)       (236,439)      (118,462)

   (360,335)       (72,863)      (252,525)      (425,987)       (255,921)       (68,304)       (219,136)      (277,348)
    (12,854)            --         (9,639)       (31,580)         (9,147)            --         (34,194)       (47,252)
-----------    -----------    -----------    -----------     -----------    -----------     -----------    -----------

  4,065,831      1,589,460       (306,226)      (160,803)      2,124,038      2,105,458          (4,640)       583,991
-----------    -----------    -----------    -----------     -----------    -----------     -----------    -----------

  4,374,779      1,605,422       (587,771)      (347,776)      1,569,846      2,094,843          (9,353)       632,130

  1,606,425          1,003      1,898,205      2,245,981       2,096,915          2,072       2,513,457      1,881,327
-----------    -----------    -----------    -----------     -----------    -----------     -----------    -----------
$ 5,981,204    $ 1,606,425    $ 1,310,434    $ 1,898,205     $ 3,666,761    $ 2,096,915     $ 2,504,104    $ 2,513,457
===========    ===========    ===========    ===========     ===========    ===========     ===========    ===========

                       See Notes to Financial Statements

                                      -53-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                           MONEY MARKET PORTFOLIO -       CONTRAFUND(R) PORTFOLIO    DYNAMIC CAPITAL APPRECIATION
                                                CLASS II SHARES               SERVICE - CLASS 2       PORTFOLIO - SERVICE CLASS 2
                                          --------------------------    --------------------------   ----------------------------
                                              2002           2001           2002           2001           2002           2001
                                          -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ........   $   (26,014)   $    14,452    $   (50,049)   $   (43,801)   $    (1,098)   $      (100)
  Realized gain (loss) ................            --             --       (264,244)       (17,242)       (18,778)        (2,397)
  Change in unrealized gain (loss)
    on investments ....................            --             --       (525,762)      (511,880)         5,153         (1,145)
                                          -----------    -----------    -----------    -----------    -----------    -----------

  Net increase (decrease) in net assets
    resulting from operations .........       (26,014)        14,452       (840,055)      (572,923)       (14,723)        (3,642)
                                          -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .......       245,491      1,967,613        514,579      1,292,125        130,116         11,391
  Participant transfers from other
    funding options ...................     4,018,376      2,028,843      3,472,421      3,845,118        212,636         15,042
  Administrative charges ..............          (802)          (109)        (3,710)        (2,131)           (13)            --
  Contract surrenders .................      (227,875)       (57,187)      (866,954)      (221,380)        (8,048)            --
  Participant transfers to other
    funding options ...................      (614,704)      (789,747)    (1,202,425)      (706,250)      (180,791)       (14,626)
  Other payments to participants ......       (21,583)            --       (127,943)       (62,926)            --             --
                                          -----------    -----------    -----------    -----------    -----------    -----------

  Net increase (decrease) in net assets
    resulting from unit transactions ..     3,398,903      3,149,413      1,785,968      4,144,556        153,900         11,807
                                          -----------    -----------    -----------    -----------    -----------    -----------

  Net increase (decrease) in net assets     3,372,889      3,163,865        945,913      3,571,633        139,177          8,165

NET ASSETS:
  Beginning of year ...................     3,168,380          4,515      6,443,517      2,871,884          8,165             --
                                          -----------    -----------    -----------    -----------    -----------    -----------

  End of year .........................   $ 6,541,269    $ 3,168,380    $ 7,389,430    $ 6,443,517    $   147,342    $     8,165
                                          ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                                      -54-

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

 MID CAP PORTFOLIO - SERVICE
            CLASS 2                           COMBINED
------------------------------    ------------------------------
     2002             2001            2002              2001
-------------    -------------    -------------    -------------

$     (36,167)   $      (5,762)   $   8,630,652    $   1,000,272
      (21,441)          (3,448)     (40,100,739)       2,727,753

     (468,887)          87,728      (99,769,520)     (89,025,279)
-------------    -------------    -------------    -------------

     (526,495)          78,518     (131,239,607)     (85,297,254)
-------------    -------------    -------------    -------------

      508,330          240,334       54,927,003       98,281,370

    5,207,134        2,056,529      639,948,559      750,298,321
       (1,025)             (63)        (233,292)        (148,993)
     (152,280)          (1,221)     (59,323,388)     (29,538,534)

   (1,723,530)        (632,878)    (543,115,906)    (579,465,741)
           --               --      (10,418,074)      (8,014,316)
-------------    -------------    -------------    -------------

    3,838,629        1,662,701       81,784,902      231,412,107
-------------    -------------    -------------    -------------

    3,312,134        1,741,219      (49,454,705)     146,114,853

    1,743,320            2,101      685,942,975      539,828,122
-------------    -------------    -------------    -------------
$   5,055,454    $   1,743,320    $ 636,488,270    $ 685,942,975
=============    =============    =============    =============

                       See Notes to Financial Statements

                                      -55-

                         NOTES TO FINANCIAL STATEMENTS

SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund ABD for Variable Annuities ("Fund ABD") is a separate account of The Travelers  Insurance  Company ("The  Company"),  an indirect wholly owned subsidiary  of Citigroup  Inc.,  and is available for funding  certain  variable annuity  contracts  issued  by The  Company.  Fund ABD is  registered  under the
Investment Company Act of 1940, as amended, as a unit investment trust. Fund ABD includes the Portfolio Architect,  Portfolio Architect Select, Travelers Access,
Travelers  Access Select,  Travelers  Premier  Advisers,  and Travelers  Premier
Advisers II products.

Participant  purchase  payments  applied to Fund ABD are invested in one or more sub-accounts  in accordance with the selection made by the contract owner. As of
December 31, 2002, the investments comprising Fund ABD were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Delaware business trust
         AIM V.I. Premier Equity Fund - Series I (Formerly AIM V.I. Value Fund)
     Alliance Variable Product Series Fund, Inc., Maryland business trust
         Premier Growth Portfolio - Class B
     Credit Suisse Trust (Formerly Credit Suisse Warburg Pincus Trust),
       Massachusetts business trust
         Credit Suisse Emerging Markets Portfolio (Formerly Credit Suisse Trust
            Emerging Markets Portfolio)
     Delaware VIP Trust (Formerly Delaware Group Premium Fund), Maryland
       business trust
         VIP REIT Series - Standard Class (Formerly REIT Series)
     Dreyfus Variable Investment Fund, Maryland business trust
         Appreciation Portfolio - Initial Shares (Formerly Appreciation
            Portfolio - Initial Class)
         Small Cap Portfolio - Initial Shares (Formerly Small Cap Portfolio -
            Initial Class)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Mutual Shares Securities Fund - Class 2
         Templeton Growth Securities Fund - Class 2
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Emerging Growth Fund - Class I
         Growth & Income Fund - Class I
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Capital Appreciation Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Strategic Value Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class (Formerly Total Return
            Bond Portfolio)
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT International Growth Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
         Putnam VT Voyager II Fund - Class IB Shares
     Salomon Brothers Variable Series Fund Inc., Maryland business trust,
       Affiliate of The Company
         Capital Fund - Class I (Formerly Capital Fund)
         High Yield Bond Fund - Class I (Formerly High Yield Bond Fund)
         Investors Fund - Class I (Formerly Investors Fund)
         Large Cap Growth Fund - Class I (Formerly Large Cap Growth Fund)
         Small Cap Growth Fund - Class I (Formerly Small Cap Growth Fund)
         Strategic Bond Fund - Class I (Formerly Strategic Bond Fund)

                                      -56-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio (Formerly Convertible Bond
            Portfolio)
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Research Portfolio
         Travelers Quality Bond Portfolio
     The Universal Institutional Funds, Inc., Maryland business trust
         Active International Allocation Portfolio
         Emerging Markets Equity Portfolio
         Equity Growth Portfolio
         Global Value Equity Portfolio
         Mid Cap Growth Portfolio
         Mid Cap Value Portfolio
         Technology Portfolio
         U.S. Real Estate Portfolio
         Value Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         Alliance Growth Portfolio
         MFS Total Return Portfolio
         Putnam Diversified Income Portfolio
         Smith Barney Aggressive Growth Portfolio
         Smith Barney Large Capitalization Growth Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class I Shares (Formerly Comstock Portfolio)
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares (Formerly Emerging Growth
            Portfolio)
         Emerging Growth Portfolio - Class II Shares
         Enterprise Portfolio - Class I Shares (Formerly Enterprise Portfolio)
         Enterprise Portfolio - Class II Shares
         Government Portfolio - Class I Shares (Formerly Government Portfolio)
         Government Portfolio - Class II Shares
         Growth and Income Portfolio - Class I Shares (Formerly Growth and
            Income Portfolio)
         Growth and Income Portfolio - Class II Shares
         Money Market Portfolio - Class I Shares (Formerly Money Market
            Portfolio)
         Money Market Portfolio - Class II Shares
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2 (Formerly
           Fidelity VIP Dynamic Capital Appreciation Portfolio - Service
           Class 2)
         Mid Cap Portfolio - Service Class 2 (Formerly Fidelity VIP Mid Cap
           Portfolio - Service Class 2)

Not all funds may be available in all states or to all contract owners.

                                      -57-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Effective April 30, 2002, the assets of Domestic Income  Portfolio of Van Kampen
Life Investment Trust were combined into Government Portfolio of Van Kampen Life
Investment Trust. At the effective date Fund ABD held 150,041 shares of Domestic
Income Portfolio  having a market value of $1,116,304,  which were exchanged for
122,000 shares of Government Portfolio equal in value.

Effective  April 30, 2002,  the assets of Domestic  Income  Portfolio - Class II
Shares of Van  Kampen  Life  Investment  Trust  were  combined  into  Government
Portfolio  - Class  II  Shares  of Van  Kampen  Life  Investment  Trust.  At the
effective date Fund ABD held 213,422 shares of Domestic Income Portfolio - Class
II Shares having a market value of $1,594,264,  which were exchanged for 173,856 shares of Government Portfolio - Class II Shares equal in value.

Effective  October 26,  2001,  the assets of  Strategic  Stock  Portfolio of The
Travelers  Series Trust were combined into  Investors  Fund of Salomon  Brothers
Variable  Series Fund Inc. At the effective  date Fund ABD held 73,816 shares of
Strategic  Stock  Portfolio  having  a  market  value of  $660,827,  which  were exchanged for 54,078 shares of Investors Fund equal in value.

Effective  October 26, 2001, the assets of Disciplined Small Cap Stock Portfolio of The Travelers Series Trust were  liquidated.  At the effective date, Fund ABD held 257,587 shares of  Disciplined  Small Cap Stock  Portfolio  having a market value of  $2,261,577,  which  were used to  purchase  2,261,577  shares of Money
Market Portfolio equal in value.

The  following  is a summary of  significant  accounting  policies  consistently followed by Fund ABD in the preparation of its financial statements.

SECURITY  VALUATION.  Investments  are valued  daily at the net asset values per share of the underlying funds.

SECURITY  TRANSACTIONS.  Security  transactions  are  accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL  INCOME  TAXES.  The  operations  of Fund ABD  form a part of the  total operations of The Company and are not taxed separately.  The Company is taxed as a life  insurance  company  under the Internal  Revenue Code of 1986, as amended
(the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund ABD. Fund ABD is not taxed as a "regulated  investment company" under Subchapter M of the Code.

FINANCIAL  HIGHLIGHTS.  In  2001,  Fund ABD  adopted  the  financial  highlights disclosure recommended by the American Institute of Certified Public Accountants
Audit Guide for Investment Companies ("AICPA Guide"). The AICPA Guide allows for the prospective application of this disclosure,  which will ultimately display a five year period. It is comprised of the units,  unit values,  investment income ratio,  expense  ratios  and total  returns  for each  sub-account.  Since  each sub-account offers multiple contract charges, certain information is provided in the form of a range.  The range  information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER.  The  preparation of financial  statements in conformity  with accounting
principles   generally  accepted  in  the  United  States  of  America  requires management to make estimates and assumptions that affect the reported amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  Actual  results could differ from those estimates.

2.  INVESTMENTS

The aggregate  costs of purchases and proceeds  from sales of  investments  were
$622,014,296  and  $527,513,101,  respectively,  for the year ended December 31,
2002. Realized gains and losses from investment  transactions are reported on an average cost basis.  The cost of investments in eligible funds was  $841,933,481 at December 31, 2002.  Gross  unrealized  appreciation  for all  investments  at
December  31,  2002  was  $860,292.   Gross  unrealized   depreciation  for  all
investments at December 31, 2002 was $206,223,758.

                                      -58-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

3.  CONTRACT CHARGES

Insurance  charges are paid for the  mortality  and expense risks assumed by The
Company.  Each  business  day, The Company  deducts a mortality and expense risk charge which is reflected in the  calculation of  accumulation  and annuity unit values. For all contracts, other than those issued by Travelers Premier Advisers
II, this charge  equals,  on an annual  basis,  1.25% of the amount held in each funding  option (Price 1 in note 4). For contracts  issued by Travelers  Premier
Advisers II, this charge equals, on an annual basis, 1.35% of the amount held in each funding option (Price 2 in note 4).

For  contract  owners who elect the Enhanced  Stepped - Up  Provision  (E.S.P.), there is an additional  charge, on an annual basis, of 0.20% of the amounts held in each funding option (contracts,  other than those issued by Travelers Premier
Advisers  II,  are  identified  as  Price 3 in note 4 and  contracts  issued  by
Travelers  Premier Advisers II are identified as Price 4 in note 4). This charge is  also  deducted  each  business  day  and  reflected  in the  calculation  of accumulation and annuity values.

Administrative  fees  are  paid for  administrative  expenses.  This fee is also deducted each business day and reflected in the calculation of accumulation  and annuity  unit  values.  This charge  equals,  on an annual  basis,  0.15% of the amounts held in each funding option.

For contracts in the accumulation phase with a contract value less than $40,000, an annual  charge  of $30  (prorated  for  partial  periods)  is  deducted  from participant  account  balances  and  paid  to  The  Company  to  cover  contract administrative charges.

No sales charge is deducted  from  participant  purchase  payments when they are received.  However,  The Company generally assesses a contingent  deferred sales charge of up to 6% if a  participant's  purchase  payment is surrendered  within seven years of its payment date.  Contract surrender payments include $1,113,463 and $556,551 of contingent  deferred  sales charges for the years ended December
31, 2002 and 2001, respectively.

                                      -59-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY

                                                                                     DECEMBER 31, 2002
                                                          ----------------------------------------------------------------------
                                                          ACCUMULATION    ANNUITY        UNIT       ACCUMULATION       ANNUITY
                                                             UNITS         UNITS         VALUE       NET ASSETS       NET ASSETS
                                                          ------------    -------        -----      ------------      ----------
Capital Appreciation Fund
   Price 1 .........................................       30,618,827       9,476      $    1.285    $ 39,340,628      $   12,175
   Price 2 .........................................               --          --           0.825              --              --
   Price 3 .........................................           40,937          --           1.280          52,412              --
   Price 4 .........................................               --          --           0.823              --              --
Money Market Portfolio
   Price 1 .........................................       37,562,237          --           1.187      44,572,229              --
   Price 2 .........................................               --          --           1.000              --              --
   Price 3 .........................................               --          --           1.182              --              --
   Price 4 .........................................               --          --           0.998              --              --
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I
     Price 1 ........................................       7,491,542          --           0.519       3,888,509              --
     Price 2 ........................................              --          --           0.786              --              --
     Price 3 ........................................           1,313          --           0.517             679              --
     Price 4 ........................................              --          --           0.784              --              --
Alliance Variable Product Series Fund, Inc.
   Premier Growth Portfolio - Class B
     Price 1 ........................................      18,860,012          --           0.436       8,230,751              --
     Price 2 ........................................              --          --           0.807              --              --
     Price 3 ........................................          35,399          --           0.435          15,394              --
     Price 4 ........................................              --          --           0.805              --              --
Credit Suisse Trust
   Credit Suisse Emerging Markets Portfolio
     Price 1 ........................................       2,659,824          --           0.688       1,830,772              --
     Price 2 ........................................              --          --           1.054              --              --
     Price 3 ........................................           1,211          --           0.686             831              --
     Price 4 ........................................              --          --           1.051              --              --
Delaware VIP Trust
   VIP REIT Series -- Standard Class
     Price 1 ........................................       4,187,869          --           1.240       5,192,116              --
     Price 2 ........................................              --          --           1.134              --              --
     Price 3 ........................................          28,968          --           1.235          35,787              --
     Price 4 ........................................              --          --           1.131              --              --
Dreyfus Variable Investment Fund
   Appreciation Portfolio - Initial Shares
     Price 1 ........................................      10,947,330          --           0.880       9,629,092              --
     Price 2 ........................................              --          --           0.916              --              --
     Price 3 ........................................          46,073          --           0.876          40,382              --
     Price 4 ........................................              --          --           0.913              --              --
   Small Cap Portfolio - Initial Shares
     Price 1 ........................................      13,477,877          --           0.872      11,758,460              --
     Price 2 ........................................              --          --           0.945              --              --
     Price 3 ........................................          12,139          --           0.869          10,553              --
     Price 4 ........................................              --          --           0.943              --              --

                                      -60-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                     DECEMBER 31, 2002
                                                          ----------------------------------------------------------------------
                                                          ACCUMULATION    ANNUITY        UNIT       ACCUMULATION       ANNUITY
                                                             UNITS         UNITS         VALUE       NET ASSETS       NET ASSETS
                                                          ------------    -------        -----      ------------      ----------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2
     Price 1 ........................................         177,623          --      $    0.845    $    150,047      $       --
     Price 2 ........................................              --          --           0.844              --              --
     Price 3 ........................................              --          --           0.844              --              --
     Price 4 ........................................              --          --           0.843              --              --
   Templeton Growth Securities Fund - Class 2
     Price 1 ........................................         191,381          --           0.792         151,511              --
     Price 2 ........................................              --          --           0.791              --              --
     Price 3 ........................................              --          --           0.791              --              --
     Price 4 ........................................              --          --           0.790              --              --
Greenwich Street Series Fund
   Appreciation Portfolio
     Price 1 ........................................      16,561,286      21,358           1.082      17,919,091          23,109
     Price 2 ........................................              --          --           0.924              --              --
     Price 3 ........................................              --          --           1.078              --              --
     Price 4 ........................................              --          --           0.922              --              --
   Diversified Strategic Income Portfolio
     Price 1 ........................................      10,925,399          --           1.176      12,851,235              --
     Price 2 ........................................              --          --           1.046              --              --

     Price 3 ........................................              --          --           1.172              --              --
     Price 4 ........................................              --          --           1.043              --              --
   Equity Index Portfolio - Class II Shares
     Price 1 ........................................      15,365,066          --           0.649       9,974,874              --
     Price 2 ........................................              --          --           0.874              --              --
     Price 3 ........................................          59,536          --           0.647          38,513              --
     Price 4 ........................................              --          --           0.871              --              --
   Fundamental Value Portfolio
     Price 1 ........................................      27,230,503          --           0.987      26,879,539              --
     Price 2 ........................................              --          --           0.910              --              --
     Price 3 ........................................              --          --           0.984              --              --
     Price 4 ........................................              --          --           0.908              --              --
   Emerging Growth Fund - Class I
     Price 1 ........................................          16,289          --           0.758          12,342              --
     Price 2 ........................................              --          --           0.757              --              --
     Price 3 ........................................              --          --           0.757              --              --
     Price 4 ........................................              --          --           0.756              --              --
   Growth & Income Fund - Class I
     Price 1 ........................................          85,414          --           0.800          68,341              --
     Price 2 ........................................              --          --           0.800              --              --
     Price 3 ........................................              --          --           0.799              --              --
     Price 4 ........................................              --          --           0.798              --              --
Janus Aspen Series
   Balanced Portfolio - Service Shares
     Price 1 ........................................      14,830,766          --           0.839      12,438,997              --
     Price 2 ........................................         429,691          --           0.983         422,198              --
     Price 3 ........................................         349,207          --           0.836         291,856              --
     Price 4 ........................................         157,439          --           0.980         154,300              --

                                      -61-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                     DECEMBER 31, 2002
                                                          ----------------------------------------------------------------------
                                                          ACCUMULATION    ANNUITY        UNIT       ACCUMULATION       ANNUITY
                                                             UNITS         UNITS         VALUE       NET ASSETS       NET ASSETS
                                                          ------------    -------        -----      ------------      ----------
Janus Aspen Series (continued)
   Capital Appreciation Portfolio - Service Shares
     Price 1 ........................................         710,088          --      $    0.557    $    395,426      $       --
     Price 2 ........................................          95,080          --           0.941          89,502              --
     Price 3 ........................................          84,555          --           0.555          46,921              --
     Price 4 ........................................          62,917          --           0.939          59,076              --
   Global Life Sciences Portfolio - Service Shares
     Price 1 ........................................       3,729,488          --           0.647       2,412,711              --
     Price 2 ........................................              --          --           0.792              --              --
     Price 3 ........................................           9,514          --           0.645           6,133              --
     Price 4 ........................................              --          --           0.790              --              --
   Global Technology Portfolio - Service Shares
     Price 1 ........................................      11,940,339          --           0.242       2,886,338              --
     Price 2 ........................................              --          --           0.744              --              --
     Price 3 ........................................              --          --           0.241              --              --
     Price 4 ........................................              --          --           0.742              --              --
   Strategic Value Portfolio - Service Shares
     Price 1 ........................................         208,501          --           0.699         145,644              --
     Price 2 ........................................          78,612          --           0.854          67,106              --
     Price 3 ........................................         234,183          --           0.696         163,006              --
     Price 4 ........................................          42,337          --           0.851          36,049              --
   Worldwide Growth Portfolio - Service Shares
     Price 1 ........................................      15,628,276          --           0.446       6,971,197              --
     Price 2 ........................................         166,807          --           0.855         142,634              --
     Price 3 ........................................         178,641          --           0.444          79,402              --
     Price 4 ........................................          43,816          --           0.853          37,371              --
PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class
     Price 1 ........................................      20,028,983          --           1.132      22,681,648              --
     Price 2 ........................................              --          --           1.078              --              --
     Price 3 ........................................           3,948          --           1.129           4,456              --
     Price 4 ........................................              --          --           1.076              --              --
Putnam Variable Trust
   Putnam VT International Growth Fund - Class IB Shares
     Price 1 ........................................       3,980,191          --           0.696       2,770,049              --
     Price 2 ........................................              --          --           0.923              --              --
     Price 3 ........................................              --          --           0.694              --              --
     Price 4 ........................................              --          --           0.921              --              --
   Putnam VT Small Cap Value Fund - Class IB Shares
     Price 1 ........................................       1,357,973          --           0.877       1,191,238              --
     Price 2 ........................................              --          --           0.984              --              --
     Price 3 ........................................           4,646          --           0.874           4,062              --
     Price 4 ........................................              --          --           0.981              --              --

                                      -62-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                     DECEMBER 31, 2002
                                                          ----------------------------------------------------------------------
                                                          ACCUMULATION    ANNUITY        UNIT       ACCUMULATION       ANNUITY
                                                             UNITS         UNITS         VALUE       NET ASSETS       NET ASSETS
                                                          ------------    -------        -----      ------------      ----------
Putnam Variable Trust (continued)
   Putnam VT Voyager II Fund - Class IB Shares
     Price 1 ........................................         299,898          --      $    0.560    $    167,811      $       --
     Price 2 ........................................              --          --           0.856              --              --
     Price 3 ........................................              --          --           0.558              --              --
     Price 4 ........................................              --          --           0.854              --              --
Salomon Brothers Variable Series Fund Inc.
   Capital Fund - Class I
     Price 1 ........................................      11,108,929          --           1.130      12,551,281              --
     Price 2 ........................................         730,292          --           0.833         608,339              --
     Price 3 ........................................         164,831          --           1.126         185,573              --
     Price 4 ........................................          90,365          --           0.831          75,085              --
   High Yield Bond Fund - Class I
     Price 1 ........................................         354,505          --           1.116         395,595              --
     Price 2 ........................................         114,014          --           1.098         125,173              --
     Price 3 ........................................          24,066          --           1.112          26,760              --
     Price 4 ........................................          79,940          --           1.095          87,540              --
   Investors Fund - Class I
     Price 1 ........................................      19,285,142          --           0.923      17,799,609              --
     Price 2 ........................................         151,714          --           0.860         130,486              --
     Price 3 ........................................         340,212          --           0.920         312,895              --
     Price 4 ........................................         151,884          --           0.858         130,302              --
   Large Cap Growth Fund - Class I
     Price 1 ........................................          12,895          --           0.800          10,322              --
     Price 2 ........................................              --          --           0.800              --              --
     Price 3 ........................................              --          --           0.799              --              --
     Price 4 ........................................              --          --           0.799              --              --
   Small Cap Growth Fund - Class I
     Price 1 ........................................       1,607,181          --           0.581         934,127              --
     Price 2 ........................................         333,750          --           0.808         269,705              --
     Price 3 ........................................         217,040          --           0.579         125,699              --
     Price 4 ........................................         141,157          --           0.806         113,780              --
   Strategic Bond Fund - Class I
     Price 1 ........................................       1,123,744          --           1.229       1,381,109              --
     Price 2 ........................................         909,386          --           1.088         989,576              --
     Price 3 ........................................         268,754          --           1.225         329,133              --
     Price 4 ........................................         131,088          --           1.085         142,284              --
The Travelers Series Trust
   Convertible Securities Portfolio
     Price 1 ........................................      11,385,903          --           1.165      13,262,409              --
     Price 2 ........................................              --          --           0.943              --              --
     Price 3 ........................................          28,571          --           1.161          33,162              --
     Price 4 ........................................              --          --           0.941              --              --
   Disciplined Mid Cap Stock Portfolio
     Price 1 ........................................       5,642,652          --           1.417       7,996,591              --
     Price 2 ........................................              --          --           1.009              --              --
     Price 3 ........................................          12,327          --           1.412          17,408              --
     Price 4 ........................................              --          --           1.006              --              --

                                      -63-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                     DECEMBER 31, 2002
                                                          ----------------------------------------------------------------------
                                                          ACCUMULATION    ANNUITY        UNIT       ACCUMULATION       ANNUITY
                                                             UNITS         UNITS         VALUE       NET ASSETS       NET ASSETS
                                                          ------------    -------        -----      ------------      ----------
The Travelers Series Trust (continued)
   Equity Income Portfolio
     Price 1 ........................................      25,581,166          --      $    1.291    $ 33,028,713      $       --
     Price 2 ........................................         921,039          --           0.959         883,149              --
     Price 3 ........................................          64,328          --           1.287          82,761              --
     Price 4 ........................................         148,363          --           0.956         141,899              --
   Federated High Yield Portfolio
     Price 1 ........................................      10,745,854          --           1.114      11,971,728              --
     Price 2 ........................................              --          --           1.060              --              --
     Price 3 ........................................          19,150          --           1.110          21,260              --
     Price 4 ........................................              --          --           1.057              --              --
   Federated Stock Portfolio
     Price 1 ........................................       5,995,963          --           1.266       7,592,366              --
     Price 2 ........................................              --          --           0.919              --              --
     Price 3 ........................................              --          --           1.262              --              --
     Price 4 ........................................              --          --           0.916              --              --
   Large Cap Portfolio
     Price 1 ........................................      21,047,549         434           1.111      23,386,054             482
     Price 2 ........................................         259,390          --           0.866         224,618              --
     Price 3 ........................................         108,235          --           1.107         119,835              --
     Price 4 ........................................          61,527          --           0.864          53,144              --
   Lazard International Stock Portfolio
     Price 1 ........................................      13,668,745          --           0.796      10,883,466              --
     Price 2 ........................................              --          --           0.909              --              --
     Price 3 ........................................           1,301          --           0.793           1,032              --
     Price 4 ........................................              --          --           0.906              --              --
   MFS Emerging Growth Portfolio
     Price 1 ........................................      14,219,511       5,381           0.889      12,640,690           4,784
     Price 2 ........................................              --          --           0.790              --              --
     Price 3 ........................................              --          --           0.886              --              --
     Price 4 ........................................              --          --           0.788              --              --
   MFS Mid Cap Growth Portfolio
     Price 1 ........................................      17,198,804          --           0.653      11,237,734              --
     Price 2 ........................................              --          --           0.616              --              --
     Price 3 ........................................           4,108          --           0.651           2,675              --
     Price 4 ........................................              --          --           0.615              --              --
   MFS Research Portfolio
     Price 1 ........................................       2,775,596          --           0.675       1,874,696              --
     Price 2 ........................................              --          --           0.850              --              --
     Price 3 ........................................           5,321          --           0.673           3,582              --
     Price 4 ........................................              --          --           0.848              --              --

                                      -64-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                     DECEMBER 31, 2002
                                                          ----------------------------------------------------------------------
                                                          ACCUMULATION    ANNUITY        UNIT       ACCUMULATION       ANNUITY
                                                             UNITS         UNITS         VALUE       NET ASSETS       NET ASSETS
                                                          ------------    -------        -----      ------------      ----------
The Travelers Series Trust (continued)
   Travelers Quality Bond Portfolio
     Price 1 ........................................      38,049,778       5,470         $ 1.311    $ 49,887,854      $    7,171
     Price 2 ........................................              --          --           1.022              --              --
     Price 3 ........................................          89,378          --           1.306         116,772              --
     Price 4 ........................................              --          --           1.019              --              --
The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio
     Price 1 ........................................         496,810          --           0.587         291,755              --
     Price 2 ........................................          35,132          --           0.872          30,620              --
     Price 3 ........................................          33,657          --           0.585          19,696              --
     Price 4 ........................................          21,406          --           0.869          18,609              --
   Emerging Markets Equity Portfolio
     Price 1 ........................................         360,817          --           0.737         265,822              --
     Price 2 ........................................          19,241          --           1.142          21,971              --
     Price 3 ........................................             733          --           0.734             538              --
     Price 4 ........................................          11,800          --           1.139          13,440              --
   Equity Growth Portfolio
     Price 1 ........................................       1,471,505          --           0.490         720,590              --
     Price 2 ........................................         163,726          --           0.830         135,857              --
     Price 3 ........................................         118,634          --           0.488          57,889              --
     Price 4 ........................................          45,544          --           0.828          37,696              --
   Global Value Equity Portfolio
     Price 1 ........................................       1,131,407          --           0.840         950,337              --
     Price 2 ........................................         326,202          --           0.902         294,178              --
     Price 3 ........................................          57,286          --           0.837          47,948              --
     Price 4 ........................................          54,169          --           0.900          48,727              --
   Mid Cap Growth Portfolio
     Price 1 ........................................       1,131,038          --           0.407         460,663              --
     Price 2 ........................................         111,958          --           0.801          89,697              --
     Price 3 ........................................          52,286          --           0.406          21,220              --
     Price 4 ........................................          84,342          --           0.799          67,400              --
   Mid Cap Value Portfolio
     Price 1 ........................................       1,337,465          --           0.914       1,222,348              --
     Price 2 ........................................         772,419          --           0.861         665,177              --
     Price 3 ........................................         112,891          --           0.911         102,808              --
     Price 4 ........................................         176,008          --           0.859         151,187              --
   Technology Portfolio
     Price 1 ........................................       1,840,625          --           0.166         305,567              --
     Price 2 ........................................          23,288          --           0.679          15,808              --
     Price 3 ........................................          55,042          --           0.165           9,105              --
     Price 4 ........................................              --          --           0.677              --              --
   U.S. Real Estate Portfolio
     Price 1 ........................................         480,808          --           1.158         556,886              --
     Price 2 ........................................         332,514          --           1.078         358,546              --
     Price 3 ........................................          58,205          --           1.154          67,176              --
     Price 4 ........................................         231,447          --           1.076         248,934              --

                                      -65-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                     DECEMBER 31, 2002
                                                          ----------------------------------------------------------------------
                                                          ACCUMULATION    ANNUITY        UNIT       ACCUMULATION       ANNUITY
                                                             UNITS         UNITS         VALUE       NET ASSETS       NET ASSETS
                                                          ------------    -------        -----      ------------      ----------
The Universal Institutional Funds, Inc. (continued)
   Value Portfolio
     Price 1 ........................................       1,728,646          --      $    0.813    $  1,404,986      $       --
     Price 2 ........................................          84,230          --           0.886          74,622              --
     Price 3 ........................................          44,017          --           0.810          35,649              --
     Price 4 ........................................          72,166          --           0.884          63,772              --
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio
     Price 1 ........................................       5,204,465          --           0.442       2,298,019              --
     Price 2 ........................................              --          --           0.905              --              --
     Price 3 ........................................              --          --           0.440              --              --
     Price 4 ........................................              --          --           0.903              --              --
   Alliance Growth Portfolio
     Price 1 ........................................      25,274,766       5,306           0.988      24,967,645           5,242
     Price 2 ........................................              --          --           0.752              --              --
     Price 3 ........................................              --          --           0.984              --              --
     Price 4 ........................................              --          --           0.750              --              --
   MFS Total Return Portfolio
     Price 1 ........................................      42,888,210      17,782           1.397      59,928,321          24,847
     Price 2 ........................................              --          --           1.009              --              --
     Price 3 ........................................          46,136          --           1.392          64,239              --
     Price 4 ........................................              --          --           1.007              --              --
   Putnam Diversified Income Portfolio
     Price 1 ........................................       2,452,672       5,906           1.116       2,737,676           6,592
     Price 2 ........................................              --          --           1.070              --              --
     Price 3 ........................................              --          --           1.112              --              --
     Price 4 ........................................              --          --           1.067              --              --
   Smith Barney Aggressive Growth Portfolio
     Price 1 ........................................      31,569,639          --           0.628      19,813,467              --
     Price 2 ........................................              --          --           0.806              --              --
     Price 3 ........................................              --          --           0.626              --              --
     Price 4 ........................................              --          --           0.804              --              --
   Smith Barney Large Capitalization Growth Portfolio
     Price 1 ........................................       2,968,586          --           0.673       1,998,693              --
     Price 2 ........................................              --          --           0.876              --              --
     Price 3 ........................................              --          --           0.671              --              --
     Price 4 ........................................              --          --           0.874              --              --
Van Kampen Life Investment Trust
   Comstock Portfolio - Class I Shares
     Price 1 ........................................         360,360          --           0.898         323,587              --
     Price 2 ........................................              --          --           0.872              --              --
     Price 3 ........................................              --          --           0.895              --              --
     Price 4 ........................................              --          --           0.870              --              --
   Comstock Portfolio - Class II Shares
     Price 1 ........................................       6,548,811          --           0.814       5,327,848              --
     Price 2 ........................................       1,768,217          --           0.869       1,536,669              --
     Price 3 ........................................         511,591          --           0.811         414,735              --
     Price 4 ........................................         489,250          --           0.867         424,108              --

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                     DECEMBER 31, 2002
                                                          ----------------------------------------------------------------------
                                                          ACCUMULATION    ANNUITY        UNIT       ACCUMULATION       ANNUITY
                                                             UNITS         UNITS         VALUE       NET ASSETS       NET ASSETS
                                                          ------------    -------        -----      ------------      ----------
Van Kampen Life Investment Trust (continued)
   Emerging Growth Portfolio - Class I Shares
     Price 1 ........................................         881,610          --      $    0.967    $    852,147      $       --
     Price 2 ........................................              --          --           0.755              --              --
     Price 3 ........................................              --          --           0.963              --              --
     Price 4 ........................................              --          --           0.753              --              --
   Emerging Growth Portfolio - Class II Shares
     Price 1 ........................................       3,785,426          --           0.441       1,670,218              --
     Price 2 ........................................         571,673          --           0.753         430,333              --
     Price 3 ........................................         204,548          --           0.440          89,930              --
     Price 4 ........................................         134,335          --           0.751         100,866              --
   Enterprise Portfolio - Class I Shares
     Price 1 ........................................       1,203,650          --           0.619         744,666              --
     Price 2 ........................................              --          --           0.829              --              --
     Price 3 ........................................              --          --           0.616              --              --
     Price 4 ........................................              --          --           0.826              --              --
   Enterprise Portfolio - Class II Shares
     Price 1 ........................................         592,082          --           0.542         320,897              --
     Price 2 ........................................          55,429          --           0.825          45,731              --
     Price 3 ........................................         162,175          --           0.540          87,585              --
     Price 4 ........................................          78,757          --           0.823          64,813              --
   Government Portfolio - Class I Shares
     Price 1 ........................................       1,730,223          --           1.266       2,191,263              --
     Price 2 ........................................              --          --           1.079              --              --
     Price 3 ........................................              --          --           1.262              --              --
     Price 4 ........................................              --          --           1.076              --              --
   Government Portfolio - Class II Shares
     Price 1 ........................................       2,745,874          --           1.138       3,124,094              --
     Price 2 ........................................       1,867,764          --           1.075       2,007,906              --
     Price 3 ........................................         552,439          --           1.134         626,308              --
     Price 4 ........................................         207,864          --           1.072         222,896              --
   Growth and Income Portfolio - Class I Shares
     Price 1 ........................................       1,239,684          --           1.057       1,310,434              --
     Price 2 ........................................              --          --           0.941              --              --
     Price 3 ........................................              --          --           1.053              --              --
     Price 4 ........................................              --          --           0.938              --              --
   Growth and Income Portfolio - Class II Shares
     Price 1 ........................................       2,048,852          --           0.807       1,653,152              --
     Price 2 ........................................       1,158,525          --           0.937       1,086,090              --
     Price 3 ........................................         830,360          --           0.804         667,610              --
     Price 4 ........................................         277,946          --           0.935         259,909              --

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                     DECEMBER 31, 2002
                                                          ----------------------------------------------------------------------
                                                          ACCUMULATION    ANNUITY        UNIT       ACCUMULATION       ANNUITY
                                                             UNITS         UNITS         VALUE       NET ASSETS       NET ASSETS
                                                          ------------    -------        -----      ------------      ----------
Van Kampen Life Investment Trust (continued)
   Money Market Portfolio - Class I Shares
     Price 1 ........................................       2,226,422          --      $    1.125    $  2,504,104      $       --
     Price 2 ........................................              --          --           0.999              --              --
     Price 3 ........................................              --          --           1.121              --              --
     Price 4 ........................................              --          --           0.996              --              --
   Money Market Portfolio - Class II Shares
     Price 1 ........................................       3,739,948          --           1.017       3,804,740              --
     Price 2 ........................................       2,018,647          --           0.995       2,009,401              --
     Price 3 ........................................         618,842          --           1.014         627,331              --
     Price 4 ........................................         100,510          --           0.993          99,797              --
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2
     Price 1 ........................................       9,701,628          --           0.710       6,885,183              --
     Price 2 ........................................         380,935          --           0.997         379,843              --
     Price 3 ........................................         173,492          --           0.707         122,689              --
     Price 4 ........................................           1,725          --           0.995           1,715              --
Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -
     Service Class 2
     Price 1 ........................................         240,022          --           0.614         147,342              --
     Price 2 ........................................              --          --           1.105              --              --
     Price 3 ........................................              --          --           0.612              --              --
     Price 4 ........................................              --          --           1.102              --              --
   Mid Cap Portfolio - Service Class 2
     Price 1 ........................................       5,310,526          --           0.887       4,708,390              --
     Price 2 ........................................         119,005          --           0.997         118,632              --
     Price 3 ........................................          99,631          --           0.883          88,021              --
     Price 4 ........................................         141,211          --           0.994         140,411              --
                                                                                                     ------------      ----------
Net Contract Owners' Equity .........................                                                $636,403,868      $   84,402
                                                                                                     ============      ==========

                                      -66-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS                                                           FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                          ----------------------------------------------------------
   INVESTMENTS                                                                NO. OF         MARKET        COST OF       PROCEEDS
                                                                              SHARES         VALUE        PURCHASES     FROM SALES
                                                                          -------------  -------------  -------------  -------------
    CAPITAL APPRECIATION FUND (6.2%)
      Total (Cost $72,890,638)                                                  888,040  $  39,411,235  $   1,808,785  $  12,056,600
                                                                          -------------  -------------  -------------  -------------

    MONEY MARKET PORTFOLIO (7.0%)
      Total (Cost $44,563,070)                                               44,563,070     44,563,070    182,396,640    185,449,160
                                                                          -------------  -------------  -------------  -------------

    AIM VARIABLE INSURANCE FUNDS (0.6%)
      AIM V.I. Premier Equity Fund - Series I
        Total (Cost $5,694,459)                                                 239,814      3,889,784      1,582,391      1,347,970
                                                                          -------------  -------------  -------------  -------------

    ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (1.3%)
      Premier Growth Portfolio - Class B
        Total (Cost $14,047,351)                                                477,004      8,247,407      1,626,959      2,830,466
                                                                          -------------  -------------  -------------  -------------

    CREDIT SUISSE TRUST (0.3%)
      Credit Suisse Emerging Markets Portfolio
        Total (Cost $1,849,374)                                                 246,221      1,831,888     48,565,603     48,750,917
                                                                          -------------  -------------  -------------  -------------

    DELAWARE VIP TRUST (0.8%)
      VIP REIT Series - Standard Class
        Total (Cost $5,299,355)                                                 445,755      5,228,701      8,582,778      5,714,095
                                                                          -------------  -------------  -------------  -------------

    DREYFUS VARIABLE INVESTMENT FUND (3.4%)
      Appreciation Portfolio - Initial Shares (Cost $12,503,119)                336,030      9,670,951      1,933,870      2,098,695
      Small Cap Portfolio - Initial Shares (Cost $17,224,424)                   414,465     11,770,816      5,819,154      3,860,873
                                                                          -------------  -------------  -------------  -------------
        Total (Cost $29,727,543)                                                750,495     21,441,767      7,753,024      5,959,568
                                                                          -------------  -------------  -------------  -------------

    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (0.1%)
      Mutual Shares Securities Fund - Class 2 (Cost $155,461)                    12,485        150,070        195,079         35,896
      Templeton Growth Securities Fund - Class 2 (Cost $166,831)                 17,620        151,534        176,873          8,961
                                                                          -------------  -------------  -------------  -------------
      Total (Cost $322,292)                                                      30,105        301,604        371,952         44,857
                                                                          -------------  -------------  -------------  -------------

    GREENWICH STREET SERIES FUND (10.6%)
      Appreciation Portfolio (Cost $21,419,177)                               1,020,759     17,944,943      6,343,482      2,901,251
      Diversified Strategic Income Portfolio (Cost $14,840,571)               1,479,080     12,853,207      2,052,367      3,128,453
      Equity Index Portfolio - Class II Shares (Cost $13,499,249)               467,332     10,014,918      4,369,163      2,374,639
      Fundamental Value Portfolio (Cost $34,652,945)                          1,846,403     26,883,632     15,239,465      2,658,729
      Emerging Growth Fund - Class I (Cost $14,405)                                 889         12,343         25,841         10,664
      Growth & Income Fund - Class I (Cost $71,269)                              19,418         68,351         75,918          4,775
                                                                          -------------  -------------  -------------  -------------
        Total (Cost $84,497,616)                                              4,833,881     67,777,394     28,106,236     11,078,511
                                                                          -------------  -------------  -------------  -------------

    JANUS ASPEN SERIES (4.2%)
      Balanced Portfolio - Service Shares (Cost $14,844,310)                    624,268     13,309,401      5,198,416      3,191,288
      Capital Appreciation Portfolio - Service Shares (Cost $715,046)            34,282        591,018        323,812        105,031
      Global Life Sciences Portfolio - Service Shares (Cost $3,061,948)         443,079      2,419,211      4,266,302      4,545,469
      Global Technology Portfolio - Service Shares (Cost $5,366,919)          1,197,835      2,886,782      2,479,143      2,137,421
      Strategic Value Portfolio - Service Shares (Cost $508,213)                 58,588        411,874        364,259         39,944
      Worldwide Growth Portfolio - Service Shares (Cost $8,449,645)             345,189      7,231,708     29,256,664     29,898,697
                                                                          -------------  -------------  -------------  -------------
        Total (Cost $32,946,081)                                              2,703,241     26,849,994     41,888,596     39,917,850
                                                                          -------------  -------------  -------------  -------------

                                      -69-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                          ----------------------------------------------------------
   INVESTMENTS                                                                NO. OF         MARKET        COST OF       PROCEEDS
                                                                              SHARES         VALUE        PURCHASES     FROM SALES
                                                                          -------------  -------------  -------------  -------------
    PIMCO VARIABLE INSURANCE TRUST (3.6%)
      Total Return Portfolio - Administrative Class
        Total (Cost $22,331,307)                                              2,217,945  $  22,689,577  $  22,700,399  $   5,931,632
                                                                          -------------  -------------  -------------  -------------

    PUTNAM VARIABLE TRUST (0.6%)
      Putnam VT International Growth Fund - Class IB Shares
        (Cost $2,744,710)                                                       274,293      2,770,355     36,665,375     35,381,829
      Putnam VT Small Cap Value Fund - Class IB Shares (Cost $1,355,939)         98,313      1,195,482      2,327,277      1,340,520
      Putnam VT Voyager II Fund - Class IB Shares (Cost $208,824)                47,953        167,836      1,246,319      1,239,526
                                                                          -------------  -------------  -------------  -------------
        Total (Cost $4,309,473)                                                 420,559      4,133,673     40,238,971     37,961,875
                                                                          -------------  -------------  -------------  -------------

    SALOMON BROTHERS VARIABLE SERIES FUND INC. (5.8%)
      Capital Fund - Class I (Cost $16,476,201)                               1,192,037     13,422,333     10,929,136      1,854,451
      High Yield Bond Fund - Class I (Cost $681,365)                             78,319        635,168        328,663        172,727
      Investors Fund - Class I (Cost $23,308,564)                             1,892,492     18,376,102      8,027,940      3,441,523
      Large Cap Growth Fund - Class I (Cost $10,868)                              1,278         10,324         23,899         12,357
      Small Cap Growth Fund - Class I (Cost $2,002,811)                         175,613      1,443,540      1,075,228        469,640
      Strategic Bond Fund - Class I (Cost $2,800,390)                           273,586      2,842,559      1,804,307        240,662
                                                                          -------------  -------------  -------------  -------------
        Total (Cost $45,280,199)                                              3,613,325     36,730,026     22,189,173      6,191,360
                                                                          -------------  -------------  -------------  -------------

    THE TRAVELERS SERIES TRUST (29.1%)
      Convertible Securities Portfolio (Cost $15,516,321)                     1,375,140     13,297,603      5,608,244      2,582,452
      Disciplined Mid Cap Stock Portfolio (Cost $9,590,064)                     611,382      8,015,223      2,585,130      1,693,077
      Equity Income Portfolio (Cost $40,357,401)                              2,677,786     34,141,770      7,894,657      8,738,228
      Federated High Yield Portfolio (Cost $15,578,107)                       1,627,521     11,994,827      5,643,120      3,745,992
      Federated Stock Portfolio (Cost $9,602,291)                               629,645      7,593,524      1,498,618      2,720,905
      Large Cap Portfolio (Cost $39,116,975)                                  2,242,015     23,787,782      2,193,283      6,407,288
      Lazard International Stock Portfolio (Cost $11,895,911)                 1,376,250     10,886,141     67,473,845     69,780,882
      MFS Emerging Growth Portfolio (Cost $31,670,900)                        1,746,880     12,647,408        882,174      4,540,306
      MFS Mid Cap Growth Portfolio (Cost $28,612,813)                         2,239,468     11,242,130      3,313,112      3,531,186
      MFS Research Portfolio (Cost $3,234,206)                                  288,123      1,878,565        199,464        406,082
      Travelers Quality Bond Portfolio (Cost $51,312,749)                     4,534,869     50,019,607     39,747,425     25,923,757
                                                                          -------------  -------------  -------------  -------------
        Total (Cost $256,487,738)                                            19,349,079    185,504,580    137,039,072    130,070,155
                                                                          -------------  -------------  -------------  -------------

    THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (1.4%)
      Active International Allocation Portfolio (Cost $463,204)                  58,656        360,736        168,203         47,796
      Emerging Markets Equity Portfolio (Cost $444,919)                          49,970        301,819         49,690         16,041
      Equity Growth Portfolio (Cost $1,322,951)                                  93,077        952,182        520,633        117,778
      Global Value Equity Portfolio (Cost $1,653,491)                           136,321      1,341,400        492,530        257,120
      Mid Cap Growth Portfolio (Cost $975,306)                                  106,336        639,082        298,863        124,903
      Mid Cap Value Portfolio (Cost $2,767,791)                                 204,376      2,141,860      1,288,571        354,525
      Technology Portfolio (Cost $854,754)                                      133,819        330,533        104,901        103,534
      U.S. Real Estate Portfolio (Cost $1,302,355)                              108,715      1,231,743        845,072        159,565
      Value Portfolio (Cost $1,949,689)                                         160,658      1,579,272        461,106        226,801
                                                                          -------------  -------------  -------------  -------------
        Total (Cost $11,734,460)                                              1,051,928      8,878,627      4,229,569      1,408,063
                                                                          -------------  -------------  -------------  -------------

                                      -70-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                          ----------------------------------------------------------

   INVESTMENTS                                                                NO. OF         MARKET        COST OF       PROCEEDS
                                                                              SHARES         VALUE        PURCHASES     FROM SALES
                                                                          -------------  -------------  -------------  -------------
  TRAVELERS SERIES FUND INC. (17.6%)
    AIM Capital Appreciation Portfolio (Cost $3,798,939)                        295,421  $   2,298,372  $     520,954  $     508,878
    Alliance Growth Portfolio (Cost $53,121,259)                              2,052,317     24,976,697        823,235      8,637,384
    MFS Total Return Portfolio (Cost $68,926,558)                             4,221,281     60,026,614     20,921,250      9,149,518
    Putnam Diversified Income Portfolio (Cost $3,467,252)                       331,484      2,744,689        863,513      1,462,856
    Smith Barney Aggressive Growth Portfolio (Cost $25,002,867)               2,192,092     19,816,514     16,212,483      1,738,297
    Smith Barney Large Capitalization Growth Portfolio
      (Cost $2,446,888)                                                         205,236      1,999,000      1,707,020        290,334
                                                                          -------------  -------------  -------------  -------------
      Total (Cost $156,763,763)                                               9,297,831    111,861,886     41,048,455     21,787,267
                                                                          -------------  -------------  -------------  -------------

  VAN KAMPEN LIFE INVESTMENT TRUST (5.4%)
    Comstock Portfolio - Class I Shares (Cost $372,313)                          35,564        323,636         90,214        109,836
    Comstock Portfolio - Class II Shares (Cost $9,096,656)                      849,456      7,704,570      6,150,866      1,119,819
    Domestic Income Portfolio (Cost $0)                                              --             --        118,910      1,160,034
    Domestic Income Portfolio Class II Shares (Cost $0)                              --             --      1,010,160      1,637,834
    Emerging Growth Portfolio - Class I Shares (Cost $1,838,694)                 44,645        852,278         61,292        280,331
    Emerging Growth Portfolio - Class II Shares (Cost $3,043,759)               120,300      2,291,708      1,831,633        368,052
    Enterprise Portfolio - Class I Shares (Cost $1,557,000)                      71,067        744,780         27,015        188,829
    Enterprise Portfolio - Class II Shares (Cost $692,062)                       49,581        519,110        340,209        216,639
    Government Portfolio - Class I Shares (Cost $2,052,436)                     223,177      2,191,601      1,524,411        139,249
    Government Portfolio - Class II Shares (Cost $5,691,131)                    609,182      5,982,165      4,487,086        391,800
    Growth and Income Portfolio - Class I Shares (Cost $1,518,800)               97,300      1,310,634         96,752        407,947
    Growth and Income Portfolio - Class II Shares (Cost $4,155,401)             272,666      3,667,355      2,377,016        278,756
    Money Market Portfolio - Class I Shares (Cost $2,504,488)                 2,504,488      2,504,488        508,094        517,353
    Money Market Portfolio - Class II Shares (Cost $6,542,312)                6,542,312      6,542,312      4,191,547        817,968
                                                                          -------------  -------------  -------------  -------------
      Total (Cost $39,065,052)                                               11,419,738     34,634,637     22,815,205      7,634,447
                                                                          -------------  -------------  -------------  -------------

  VARIABLE INSURANCE PRODUCTS FUND II (1.2%)
    Contrafund(R) Portfolio - Service Class 2
    Total (Cost $8,543,059)                                                     411,731      7,390,564      3,527,516      1,791,208
                                                                          -------------  -------------  -------------  -------------

  VARIABLE INSURANCE PRODUCTS FUND III (0.8%)
    Dynamic Capital Appreciation Portfolio - Service Class 2
      (Cost $143,357)                                                            26,222        147,365        349,375        196,550
    Mid Cap Portfolio - Service Class 2 (Cost $5,437,294)                       290,755      5,056,236      5,193,597      1,390,550
                                                                          -------------  -------------  -------------  -------------
      Total (Cost $5,580,651)                                                   316,977      5,203,601      5,542,972      1,587,100
                                                                          -------------  -------------  -------------  -------------

TOTAL INVESTMENTS (100%)
(COST $841,933,481)                                                                      $ 636,570,015  $ 622,014,296  $ 527,513,101
                                                                                         =============  =============  =============

                                      -71-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS

                                              YEAR              UNIT VALUE      NET    INVESTMENT   EXPENSE RATIO   TOTAL RETURN
                                              ENDED    UNITS     LOWEST TO      ASSETS   INCOME       LOWEST TO        LOWEST TO
                                             DEC 31    (000S)   HIGHEST ($)    ($000S)  RATIO (%)    HIGHEST (%)     HIGHEST (%)*
                                             ------   -------   -------------  -------  ---------   -------------  ---------------
CAPITAL APPRECIATION FUND                     2002     30,669   1.280 - 1.285   39,405     1.49     1.40 - 1.60   (26.31) - (26.11)
                                              2001     37,851   1.737 - 1.739   65,838     0.47     1.40 - 1.60   (27.15) - (18.60)

MONEY MARKET PORTFOLIO                        2002     37,562           1.187   44,572     1.38            1.40                0.00
                                              2001     40,133           1.187   47,635     3.27            1.40                2.33

AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Premier Equity Fund - Series I     2002      7,493   0.517 - 0.519    3,889     0.33     1.40 - 1.60      (31.26) - 4.44
                                              2001      7,281           0.755    5,495     0.21            1.40             (13.71)
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
  Premier Growth Portfolio - Class B          2002     18,895   0.435 - 0.436    8,246       --     1.40 - 1.60   (31.92) - (31.88)
                                              2001     21,281   0.639 - 0.640   13,619       --     1.40 - 1.60    (18.58) - (2.74)
CREDIT SUISSE TRUST
  Credit Suisse Emerging Markets Portfolio    2002      2,661   0.686 - 0.688    1,832     0.15     1.40 - 1.60   (19.86) - (12.80)
                                              2001      2,464           0.789    1,945       --            1.40             (10.95)
DELAWARE VIP TRUST
  VIP REIT Series - Standard Class            2002      4,217   1.235 - 1.240    5,228     1.89     1.40 - 1.60         2.83 - 3.08
                                              2001      1,986   1.201 - 1.203    2,389     1.25     1.40 - 1.60        7.31 - 10.28
DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio - Initial Shares     2002     10,993   0.876 - 0.880    9,669     1.11     1.40 - 1.60   (18.05) - (17.83)
                                              2001     11,154   1.069 - 1.071   11,947     0.86     1.40 - 1.60    (10.60) - (7.12)

  Small Cap Portfolio - Initial Shares        2002     13,490   0.869 - 0.872   11,769     0.04     1.40 - 1.60   (20.42) - (20.29)
                                              2001     11,596   1.092 - 1.094   12,686     0.48     1.40 - 1.60       (7.45) - 9.53
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Mutual Shares Securities Fund - Class 2     2002        178           0.845      150     0.51            1.40             (15.50)
  Templeton Growth Securities Fund - Class 2  2002        191           0.792      152     0.75            1.40             (20.80)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                      2002     16,583           1.082   17,942     1.56            1.40             (18.65)
                                              2001     13,756           1.330   18,302     1.17            1.40              (5.34)

  Diversified Strategic Income Portfolio      2002     10,925           1.176   12,851     9.00            1.40                3.34
                                              2001     12,785           1.138   14,546     8.91            1.40                1.79

  Equity Index Portfolio - Class II Shares    2002     15,425   0.647 - 0.649   10,013     1.87     1.40 - 1.60   (23.61) - (23.47)
                                              2001     13,067   0.847 - 0.848   11,082     0.73     1.40 - 1.60      (13.65) - 7.90

  Fundamental Value Portfolio                 2002     27,231           0.987   26,880     1.21            1.40             (22.41)
                                              2001     17,065           1.272   21,707     0.72            1.40              (6.61)

  Emerging Growth Fund - Class I              2002         16           0.758       12       --            1.40             (24.20)

  Growth & Income Fund - Class I              2002         85           0.800       68     0.67            1.40             (20.00)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares         2002     15,767   0.836 - 0.983   13,307     2.05     1.40 - 1.70     (8.24) - (7.90)
                                              2001     13,848   0.910 - 1.069   12,626     2.12     1.40 - 1.70       (6.28) - 0.56
  Capital Appreciation Portfolio -
    Service Shares                            2002        953   0.555 - 0.941      591     0.32     1.40 - 1.70   (17.34) - (17.11)
                                              2001        707   0.671 - 1.137      476     1.09     1.40 - 1.70      (22.94) - 1.07
  Global Life Sciences Portfolio -
    Service Shares                            2002      3,739   0.645 - 0.647    2,419       --     1.40 - 1.60   (30.65) - (30.50)
                                              2001      4,112   0.930 - 0.931    3,830       --     1.40 - 1.60      (17.97) - 4.49

                                      -72-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                             YEAR               UNIT VALUE      NET    INVESTMENT   EXPENSE RATIO    TOTAL RETURN
                                             ENDED    UNITS      LOWEST TO     ASSETS    INCOME       LOWEST TO        LOWEST TO
                                            DEC 31    (000S)    HIGHEST ($)    ($000S)  RATIO (%)    HIGHEST (%)     HIGHEST (%)*
                                            ------   -------   -------------   -------  ---------   -------------  ---------------
JANUS ASPEN SERIES (CONTINUED)
  Global Technology Portfolio -
    Service Shares                           2002      11,940           0.242    2,886        --            1.40             (41.69)
                                             2001      10,706           0.415    4,444      0.68            1.40             (38.24)

  Strategic Value Portfolio -
    Service Shares                           2002         564   0.696 - 0.854      412        --     1.40 - 1.70   (24.76) - (24.43)
                                             2001         203   0.924 - 1.132      188      0.11     1.40 - 1.70      (9.67) - 13.79

  Worldwide Growth Portfolio -
    Service Shares                           2002      16,018   0.444 - 0.855    7,231      0.61     1.40 - 1.70   (26.97) - (26.77)
                                             2001      17,088   0.608 - 1.168   10,407      0.28     1.40 - 1.70      (23.68) - 3.00
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio -
    Administrative Class                     2002      20,033   1.129 - 1.132   22,686      4.05     1.40 - 1.60         7.42 - 7.50
                                             2001       5,178   1.051 - 1.053    5,452      2.71     1.40 - 1.60         4.78 - 5.10
PUTNAM VARIABLE TRUST
  Putnam VT International Growth Fund -
    Class IB Shares                          2002       3,980           0.696    2,770      0.33            1.40             (18.79)
                                             2001       1,555           0.857    1,333        --            1.40             (14.47)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                2002       1,363   0.874 - 0.877    1,195      0.13     1.40 - 1.60   (19.60) - (19.39)

                                             2001         432           1.088      471        --            1.40                2.16
  Putnam VT Voyager II Fund -
    Class IB Shares                          2002         300           0.560      168        --            1.40             (30.52)
                                             2001         270           0.806      217        --            1.40             (22.13)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Capital Fund - Class I                     2002      12,094   0.831 - 1.130   13,420      0.57     1.40 - 1.70   (26.33) - (26.10)
                                             2001       5,217   1.128 - 1.529    7,969      1.60     1.40 - 1.70       (3.78) - 3.49

  High Yield Bond Fund - Class I             2002         573   1.095 - 1.116      635      7.83     1.40 - 1.70         5.49 - 5.78
                                             2001         459   1.038 - 1.055      484      9.99     1.40 - 1.70       (0.28) - 3.74

  Investors Fund - Class I                   2002      19,929   0.858 - 0.923   18,373      1.23     1.40 - 1.70   (24.34) - (24.10)
                                             2001      16,096   1.134 - 1.216   19,575      1.05     1.40 - 1.70       (6.40) - 2.71

  Large Cap Growth Fund - Class I            2002          13           0.800       10        --            1.40             (20.00)

  Small Cap Growth Fund - Class I            2002       2,299   0.579 - 0.808    1,443        --     1.40 - 1.70   (35.83) - (35.66)
                                             2001       1,627   0.901 - 1.257    1,474        --     1.40 - 1.70       (8.51) - 7.78

  Strategic Bond Fund - Class I              2002       2,433   1.085 - 1.229    2,842      6.21     1.40 - 1.70         5.96 - 7.34
                                             2001       1,064   1.015 - 1.145    1,217      6.06     1.40 - 1.60         0.59 - 5.43
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio           2002      11,414   1.161 - 1.165   13,296      7.63     1.40 - 1.60     (8.44) - (8.27)
                                             2001       9,706   1.268 - 1.270   12,327      2.03     1.40 - 1.60     (2.23) - (1.78)

  Disciplined Mid Cap Stock Portfolio        2002       5,655   1.412 - 1.417    8,014      0.55     1.40 - 1.60   (15.70) - (15.50)
                                             2001       5,101   1.675 - 1.677    8,557      0.29     1.40 - 1.60       (5.41) - 4.04

  Equity Income Portfolio                    2002      26,715   0.956 - 1.291   34,137      1.04     1.40 - 1.70   (16.43) - (15.12)
                                             2001      27,237   1.131 - 1.521   41,433      1.13     1.40 - 1.60       (7.93) - 0.53

  Federated High Yield Portfolio             2002      10,765   1.110 - 1.114   11,993     17.48     1.40 - 1.60         2.02 - 2.30
                                             2001      10,766   1.088 - 1.089   11,727     12.09     1.40 - 1.60       (0.73) - 0.46

                                      -73-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                             YEAR               UNIT VALUE       NET    INVESTMENT   EXPENSE RATIO    TOTAL RETURN
                                             ENDED    UNITS      LOWEST TO      ASSETS    INCOME       LOWEST TO        LOWEST TO
                                            DEC 31    (000S)    HIGHEST ($)     ($000S)  RATIO (%)    HIGHEST (%)     HIGHEST (%)*
                                            ------   -------   -------------   -------  ---------   -------------  ---------------

THE TRAVELERS SERIES TRUST (CONTINUED)
  Federated Stock Portfolio                  2002      5,996            1.266    7,592      2.56            1.40             (20.48)
                                             2001      6,935            1.592   11,039      1.26            1.40                0.25

  Large Cap Portfolio                        2002     21,477    0.864 - 1.111   23,784      0.45     1.40 - 1.70   (25.00) - (23.85)
                                             2001     24,629    1.139 - 1.459   35,941      0.48     1.40 - 1.60    (18.49) - (0.70)

  Lazard International Stock Portfolio       2002     13,670    0.793 - 0.796   10,884      1.96     1.40 - 1.60   (14.36) - (14.22)
                                             2001     15,756            0.928   14,617      0.16            1.40             (27.22)

  MFS Emerging Growth Portfolio              2002     14,225            0.889   12,645        --            1.40             (35.16)
                                             2001     17,470            1.371   23,951        --            1.40             (37.08)

  MFS Mid Cap Growth Portfolio               2002     17,203    0.651 - 0.653   11,240        --     1.40 - 1.60   (49.65) - (49.58)
                                             2001     17,696    1.293 - 1.295   22,917        --     1.40 - 1.60    (24.75) - (4.58)

  MFS Research Portfolio                     2002      2,781    0.673 - 0.675    1,878      0.57     1.40 - 1.60   (26.37) - (26.23)
                                             2001      3,048    0.914 - 0.915    2,789      0.04     1.40 - 1.60    (23.56) - (6.54)

  Travelers Quality Bond Portfolio           2002     38,145    1.306 - 1.311   50,012      7.99     1.40 - 1.60         4.06 - 4.30
                                             2001     30,072    1.255 - 1.257   37,790      3.76     1.40 - 1.60       (2.79) - 5.63
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Active International Allocation Portfolio  2002        587    0.585 - 0.872      361      1.97     1.40 - 1.70   (19.09) - (17.32)
                                             2001        446    0.723 - 1.076      323      2.39     1.40 - 1.60      (21.05) - 0.09

  Emerging Markets Equity Portfolio          2002        393    0.734 - 1.142      302        --     1.40 - 1.70   (18.06) - (10.12)
                                             2001        360    0.819 - 0.820      295        --     1.40 - 1.60     (7.76) - (4.55)

  Equity Growth Portfolio                    2002      1,799    0.488 - 0.830      952      0.20     1.40 - 1.70   (28.97) - (19.14)
                                             2001      1,245    0.687 - 1.168      863        --     1.40 - 1.60    (16.40) - (0.17)

  Global Value Equity Portfolio              2002      1,569    0.837 - 0.902    1,341      1.29     1.40 - 1.70   (19.93) - (18.05)
                                             2001      1,343    1.023 - 1.101    1,378      1.28     1.40 - 1.60       (8.32) - 0.36

  Mid Cap Growth Portfolio                   2002      1,380    0.406 - 0.801      639        --     1.40 - 1.70   (32.22) - (29.23)
                                             2001      1,205    0.599 - 1.181      727        --     1.40 - 1.60      (30.31) - 2.07

  Mid Cap Value Portfolio                    2002      2,399    0.859 - 0.914    2,142        --     1.40 - 1.70   (29.24) - (29.04)
                                             2001      1,482    1.214 - 1.288    1,906        --     1.40 - 1.70       (4.45) - 6.30

  Technology Portfolio                       2002      1,919    0.165 - 0.679      330        --     1.40 - 1.60   (49.85) - (49.70)
                                             2001      2,039    0.329 - 1.350      683        --     1.40 - 1.60    (49.54) - (2.17)

  U.S. Real Estate Portfolio                 2002      1,103    1.076 - 1.158    1,232      4.06     1.40 - 1.70     (2.45) - (2.20)
                                             2001        539    1.103 - 1.184      637      6.70     1.40 - 1.70         0.27 - 8.33

  Value Portfolio                            2002      1,929    0.810 - 0.886    1,579      0.99     1.40 - 1.70   (23.46) - (23.23)
                                             2001      1,712    1.057 - 1.155    1,814      1.34     1.40 - 1.70         0.86 - 2.48

                                      -74-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                               YEAR               UNIT VALUE     NET   INVESTMENT   EXPENSE RATIO    TOTAL RETURN
                                               ENDED   UNITS       LOWEST TO    ASSETS     INCOME     LOWEST TO       LOWEST TO
                                              DEC 31   (000S)     HIGHEST ($)   ($000S)   RATIO (%)  HIGHEST (%)     HIGHEST (%)*
                                              ------  -------   -------------  -------  ---------   -------------  ---------------
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio           2002     5,204           0.442    2,298        --           1.40              (24.83)
                                               2001     5,177           0.588    3,045        --           1.40              (24.90)

  Alliance Growth Portfolio                    2002    25,280           0.988   24,973      0.55           1.40              (34.48)
                                               2001    31,918           1.508   48,140      0.20           1.40              (14.56)

  MFS Total Return Portfolio                   2002    42,952   1.392 - 1.397   60,017      6.18    1.40 - 1.60      (6.76) - (6.62)
                                               2001    38,578   1.493 - 1.496   57,702      2.77    1.40 - 1.60      (1.38) - (0.47)

  Putnam Diversified Income Portfolio          2002     2,459           1.116    2,744     19.93           1.40                 4.40
                                               2001     3,562           1.069    3,808      8.16           1.40                 2.79

  Smith Barney Aggressive Growth Portfolio     2002    31,570           0.628   19,813        --           1.40              (33.54)
                                               2001    11,977   0.944 - 0.945   11,317        --    1.40 - 1.60      (5.60) - (5.50)

  Smith Barney Large Capitalization            2002     2,969           0.673    1,999      0.48           1.40              (25.88)
    Growth Portfolio
                                               2001     1,184           0.908    1,075        --           1.40               (7.91)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class I Shares          2002       360           0.898      324      0.77           1.40              (20.39)
                                               2001       385           1.128      434        --           1.40               (3.84)

  Comstock Portfolio - Class II Shares         2002     9,318   0.811 - 0.869    7,703      0.38    1.40 - 1.70    (20.75) - (20.51)
                                               2001     4,165   1.023 - 1.095    4,274        --    1.40 - 1.70        (4.21) - 0.64

  Emerging Growth Portfolio - Class I Shares   2002       882           0.967      852      0.37           1.40              (33.40)
                                               2001     1,086           1.452    1,576      0.11           1.40              (32.47)

  Emerging Growth Portfolio - Class II Shares  2002     4,696   0.440 - 0.753    2,291      0.05    1.40 - 1.70    (33.77) - (33.58)
                                               2001     2,420   0.663 - 1.135    1,628        --    1.40 - 1.70       (32.66) - 1.25

  Enterprise Portfolio - Class I Shares        2002     1,204           0.619      745      0.49           1.40              (30.29)
                                               2001     1,431           0.888    1,270      0.21           1.40              (21.55)

  Enterprise Portfolio - Class II Shares       2002       888   0.540 - 0.825      519      0.16    1.40 - 1.70    (30.68) - (13.09)
                                               2001       772   0.779 - 0.781      602      0.01    1.40 - 1.60     (21.66) - (6.14)

  Government Portfolio - Class I Shares        2002     1,730           1.266    2,191      1.94           1.40                 8.02
                                               2001       581           1.172      681      4.48           1.40                 5.49

  Government Portfolio - Class II Shares       2002     5,374   1.072 - 1.138    5,981      2.17    1.40 - 1.70          6.03 - 7.87
                                               2001     1,526   0.998 - 1.055    1,606      0.67    1.40 - 1.60          0.10 - 5.18

  Growth and Income Portfolio -
    Class I Shares                             2002     1,240           1.057    1,310      1.09           1.40              (15.71)
                                               2001     1,514           1.254    1,898      0.07           1.40               (7.11)

  Growth and Income Portfolio -
    Class II Shares                            2002     4,316   0.804 - 0.937    3,667      0.62    1.40 - 1.70    (16.22) - (15.94)
                                               2001     2,181   0.958 - 1.116    2,097        --    1.40 - 1.70        (7.34) - 1.55

  Money Market Portfolio - Class I Shares      2002     2,226           1.125    2,504      1.21           1.40               (0.18)
                                               2001     2,231           1.127    2,513      3.49           1.40                 2.27

                                      -75-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              YEAR               UNIT VALUE     NET    INVESTMENT   EXPENSE RATIO    TOTAL RETURN
                                              ENDED   UNITS       LOWEST TO     ASSETS    INCOME      LOWEST TO       LOWEST TO
                                             DEC 31   (000S)     HIGHEST ($)    ($000S)  RATIO (%)   HIGHEST (%)     HIGHEST (%)*
                                              ------  -------   -------------  -------  ---------   -------------  ---------------
VAN KAMPEN LIFE INVESTMENT TRUST (CONTINUED)
  Money Market Portfolio - Class II Shares     2002     6,478   0.993 - 1.017   6,541      0.94     1.40 - 1.70      (0.60) - (0.49)
                                               2001     3,109   1.001 - 1.022   3,168      2.56     1.40 - 1.60          0.00 - 2.00
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R)Portfolio - Service Class 2     2002    10,258   0.707 - 0.997   7,389      0.68     1.40 - 1.70    (14.08) - (10.80)
                                               2001     8,093   0.795 - 1.120   6,444      0.52     1.40 - 1.60       (13.76) - 0.36
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio -     2002       240           0.614     147      0.27            1.40               (8.77)
    Service Class 2                            2001        12           0.673       8      0.15            1.40              (29.68)
  Mid Cap Portfolio - Service Class 2          2002     5,670   0.883 - 0.997   5,055      0.45     1.40 - 1.70    (11.57) - (11.21)
                                               2001     1,743   0.998 - 1.125   1,743         -     1.40 - 1.70        (4.86) - 3.97

* Total return lowest and highest range displayed is calculated from the beginning of the fiscal year to the end of the fiscal year except where a unit value inception date occurred during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -76-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD
     FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                               AIM V.I. PREMIER
                                             CAPITAL APPRECIATION FUND        MONEY MARKET PORTFOLIO        EQUITY FUND - SERIES I
                                             --------------------------    ---------------------------    -------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................  37,851,070     37,804,248      40,133,062     15,545,185      7,280,717     1,020,328
Accumulation units purchased and
  transferred from other funding options ...   1,870,334      7,410,396     189,333,327    240,012,768      2,692,276     7,154,175

Accumulation units redeemed and
  transferred to other funding options .....  (9,051,293)    (7,362,659)   (191,904,152)  (215,424,891)    (2,480,138)     (893,786)
Annuity units ..............................        (871)          (915)             --             --             --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................  30,669,240     37,851,070      37,562,237     40,133,062      7,492,855     7,280,717
                                             ===========   ============    ============   ============    ===========   ===========

                                             PREMIER GROWTH PORTFOLIO -          CREDIT SUISSE                 VIP REIT SERIES -
                                                       CLASS B             EMERGING MARKETS PORTFOLIO            STANDARD CLASS
                                             --------------------------    ---------------------------    -------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................  21,281,012      8,906,509       2,463,748      2,477,705      1,986,061       732,010
Accumulation units purchased and
  transferred from other funding options ...   3,755,570     15,700,320      61,137,659     99,245,386      8,715,115     7,528,036

Accumulation units redeemed and
  transferred to other funding options .....  (6,141,171)    (3,325,817)    (60,940,372)   (99,259,343)    (6,484,339)   (6,273,985)
Annuity units ..............................          --             --              --             --             --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................  18,895,411     21,281,012       2,661,035      2,463,748      4,216,837     1,986,061
                                             ===========   ============    ============   ============    ===========   ===========

                                              APPRECIATION PORTFOLIO -          SMALL CAP PORTFOLIO -      MUTUAL SHARES SECURITIES
                                                   INITIAL SHARES                 INITIAL SHARES                FUND - CLASS 2
                                             --------------------------    ---------------------------    -------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................  11,154,388     10,147,802      11,596,262      6,798,006             --            --
Accumulation units purchased and
  transferred from other funding options ...   2,280,991      2,534,494       7,028,231      7,025,897        210,027            --
Accumulation units redeemed and
  transferred to other funding options .....  (2,441,976)    (1,527,908)     (5,134,477)    (2,227,641)       (32,404)           --
Annuity units ..............................          --             --              --             --             --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................  10,993,403     11,154,388      13,490,016     11,596,262        177,623            --
                                             ===========   ============    ============   ============    ===========   ===========

                                                  TEMPLETON GROWTH                                          DIVERSIFIED STRATEGIC
                                              SECURITIES FUND - CLASS 2      APPRECIATION PORTFOLIO            INCOME PORTFOLIO
                                             --------------------------    ---------------------------    -------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................          --             --      13,756,405      9,922,836     12,784,586    11,430,969
Accumulation units purchased and
  transferred from other funding options ...     206,049             --       5,937,621      6,036,267        866,350     3,565,054
Accumulation units redeemed and
  transferred to other funding options .....     (14,668)            --      (3,109,379)    (2,200,596)    (2,725,537)   (2,211,437)
Annuity units ..............................          --             --          (2,003)        (2,102)            --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................     191,381             --      16,582,644     13,756,405     10,925,399    12,784,586
                                             ===========   ============    ============   ============    ===========   ===========

                                      -77-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD
     FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                              EQUITY INDEX PORTFOLIO -                                      EMERGING GROWTH FUND -
                                                  CLASS II SHARES          FUNDAMENTAL VALUE PORTFOLIO             CLASS I
                                             --------------------------    ---------------------------    -------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................  13,066,529      4,272,617      17,065,180      4,380,338             --            --
Accumulation units purchased and
  transferred from other funding options ...   6,922,763     10,880,144      14,616,189     14,248,480         28,891            --
Accumulation units redeemed and
  transferred to other funding options .....  (4,564,690)    (2,086,232)     (4,450,866)    (1,563,638)       (12,602)           --
Annuity units ..............................          --             --              --             --             --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................  15,424,602     13,066,529      27,230,503     17,065,180         16,289            --
                                             ===========   ============    ============   ============    ===========   ===========

                                               GROWTH & INCOME FUND -          BALANCED PORTFOLIO -          CAPITAL APPRECIATION
                                                 CLASS I  BALANCED                SERVICE SHARES          PORTFOLIO - SERVICE SHARES
                                             --------------------------    ---------------------------    --------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ..........................        --             --      13,847,911      4,934,773        707,283        31,783
Accumulation units purchased and
  transferred from other funding options .....    90,692             --       6,428,583     11,287,163        400,854       681,010
Accumulation units redeemed and
  transferred to other funding options .......    (5,278)            --      (4,509,391)    (2,374,025)      (155,497)       (5,510)
Annuity units ................................        --             --              --             --             --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ................................    85,414             --      15,767,103     13,847,911        952,640       707,283
                                             ===========   ============    ============   ============    ===========   ===========

                                                GLOBAL LIFE SCIENCES            GLOBAL TECHNOLOGY              STRATEGIC VALUE
                                             PORTFOLIO - SERVICE SHARES    PORTFOLIO - SERVICE SHARES    PORTFOLIO - SERVICE SHARES
                                             --------------------------    ---------------------------    --------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................   4,112,397      1,951,454      10,706,223      5,661,986        202,743         1,000
Accumulation units purchased and
  transferred from other funding options ...   5,873,770      4,657,430       9,369,589      9,867,109        382,076       202,136
Accumulation units redeemed and
  transferred to other funding options .....  (6,247,165)    (2,496,487)     (8,135,473)    (4,822,872)       (21,186)         (393)
Annuity units ..............................          --             --              --             --             --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................   3,739,002      4,112,397      11,940,339     10,706,223        563,633       202,743
                                             ===========   ============    ============   ============    ===========   ===========

                                                                                                           PUTNAM VT INTERNATIONAL
                                                  WORLDWIDE GROWTH          TOTAL RETURN PORTFOLIO -            GROWTH FUND -
                                             PORTFOLIO - SERVICE SHARES       ADMINISTRATIVE CLASS             CLASS IB SHARES
                                             --------------------------    ---------------------------    -------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................  17,088,219      7,908,763       5,178,155             --      1,555,346            --
Accumulation units purchased and
  transferred from other funding options ...  54,200,916     54,311,776      24,314,684      9,182,530     47,046,190    31,604,473
Accumulation units redeemed and
  transferred to other funding options ..... (55,271,595)   (45,132,320)     (9,459,908)    (4,004,375)   (44,621,345)(30,049,127)
Annuity units ..............................          --             --              --             --             --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................  16,017,540     17,088,219      20,032,931      5,178,155      3,980,191     1,555,346
                                             ===========   ============    ============   ============    ===========   ===========

                                      -78-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD
     FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                             PUTNAM VT SMALL CAP VALUE     PUTNAM VT VOYAGER II FUND -
                                               FUND - CLASS IB SHARES           CLASS IB SHARES             CAPITAL FUND - CLASS I
                                             --------------------------    ---------------------------    -------------------------
                                                    2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................     432,357             --         269,501             --      5,217,285       907,328
Accumulation units purchased and
  transferred from other funding options ...   2,657,017        671,039       1,699,118        881,088      9,211,700     5,042,843
Accumulation units redeemed and
  transferred to other funding options .....  (1,726,755)      (238,682)     (1,668,721)      (611,587)    (2,334,568)     (732,886)
Annuity units ..............................          --             --              --             --             --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................   1,362,619        432,357         299,898        269,501     12,094,417     5,217,285
                                             ===========   ============    ============   ============    ===========   ===========

                                               HIGH YIELD BOND FUND -                                      LARGE CAP GROWTH FUND -
                                                      CLASS I               INVESTORS FUND - CLASS I               CLASS I
                                             --------------------------    ---------------------------    -------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................     459,273        319,825      16,096,337      7,090,936             --            --
Accumulation units purchased and
  transferred from other funding options ...     275,760        199,362       8,299,289     11,266,628         27,709            --
Accumulation units redeemed and
  transferred to other funding options .....    (162,508)       (59,914)     (4,466,674)    (2,261,227)       (14,814)           --
Annuity units ..............................          --             --              --             --             --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................     572,525        459,273      19,928,952     16,096,337         12,895            --
                                             ===========   ============    ============   ============    ===========   ===========

                                             SMALL CAP GROWTH FUND -          STRATEGIC BOND FUND -         CONVERTIBLE SECURITIES
                                                      CLASS I                        CLASS I                      PORTFOLIO
                                             --------------------------    ---------------------------    -------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................   1,626,663        417,439       1,064,068        624,887      9,705,792     3,349,925
Accumulation units purchased and
  transferred from other funding options ...   1,376,786      1,476,333       1,590,116        589,729      4,411,901     7,713,908
Accumulation units redeemed and
  transferred to other funding options .....    (704,321)      (267,109)       (221,212)      (150,548)    (2,703,219)   (1,358,041)
Annuity units ..............................          --             --              --             --             --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................   2,299,128      1,626,663       2,432,972      1,064,068     11,414,474     9,705,792
                                             ===========   ============    ============   ============    ===========   ===========

                                             DISCIPLINED MID CAP STOCK     DISCIPLINED SMALL CAP STOCK
                                                     PORTFOLIO                      PORTFOLIO              EQUITY INCOME PORTFOLIO
                                             --------------------------    ---------------------------    -------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................   5,101,058      3,629,362              --      2,633,045     27,237,470    22,535,737
Accumulation units purchased and
  transferred from other funding options ...   1,960,889      2,408,807              --      2,402,345      8,081,467     9,868,668
Accumulation units redeemed and
  transferred to other funding options .....  (1,406,968)      (937,111)             --     (5,035,390)    (8,604,041)   (5,166,935)
Annuity units ..............................          --             --              --             --             --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................   5,654,979      5,101,058              --             --     26,714,896    27,237,470
                                             ===========   ============    ============   ============    ===========   ===========

                                      -79-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD
     FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                FEDERATED HIGH YIELD
                                                     PORTFOLIO              FEDERATED STOCK PORTFOLIO        LARGE CAP PORTFOLIO
                                             --------------------------    ---------------------------    -------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................  10,765,756     10,245,418       6,935,446      7,399,546     24,628,679    22,306,844
Accumulation units purchased and
  transferred from other funding options ...   4,118,712      3,561,263       1,078,689      1,758,597      2,711,197     6,582,229
Accumulation units redeemed and
  transferred to other funding options .....  (4,119,464)    (3,040,925)     (2,018,172)    (2,222,697)    (5,862,741)   (4,260,394)
Annuity units ..............................          --             --              --             --             --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................  10,765,004     10,765,756       5,995,963      6,935,446     21,477,135    24,628,679
                                             ===========   ============    ============   ============    ===========   ===========

                                             LAZARD INTERNATIONAL STOCK         MFS EMERGING GROWTH          MFS MID CAP GROWTH
                                                      PORTFOLIO                      PORTFOLIO                    PORTFOLIO
                                             --------------------------    ---------------------------    -------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................  15,755,872     14,943,760      17,469,577     16,347,855     17,696,425    10,884,619
Accumulation units purchased and
  transferred from other funding options ...  77,394,590     96,551,031       1,492,101      4,923,549      4,927,171    10,185,975
Accumulation units redeemed and
  transferred to other funding options ..... (79,480,416)   (95,738,919)     (4,736,290)    (3,801,309)    (5,420,684)   (3,374,169)
Annuity units ..............................          --             --            (496)          (518)            --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................  13,670,046     15,755,872      14,224,892     17,469,577     17,202,912    17,696,425
                                             ===========   ============    ============   ============    ===========   ===========

                                                                                                                  TRAVELERS
                                                MFS RESEARCH PORTFOLIO      STRATEGIC STOCK PORTFOLIO       QUALITY BOND PORTFOLIO
                                             --------------------------    ---------------------------    -------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................   3,048,305      2,244,673              --        517,582     30,072,379    16,565,402
Accumulation units purchased and
  transferred from other funding options ...     177,366      1,429,312              --        279,753     32,763,417    21,347,546
Accumulation units redeemed and
  transferred to other funding options .....    (444,754)      (625,680)             --       (797,335)   (24,690,751)   (7,840,134)
Annuity units ..............................          --             --              --             --           (419)         (435)
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................   2,780,917      3,048,305              --             --     38,144,626    30,072,379
                                             ===========   ============    ============   ============    ===========   ===========

                                                ACTIVE INTERNATIONAL            EMERGING MARKETS
                                                ALLOCATION PORTFOLIO            EQUITY PORTFOLIO           EQUITY GROWTH PORTFOLIO
                                             --------------------------    ---------------------------    -------------------------
                                                 2002          2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................     445,638         80,839         360,294        309,348      1,245,182       348,898
Accumulation units purchased and
  transferred from other funding options ...     210,949        516,075          48,547         79,537        791,128       904,223
Accumulation units redeemed and
  transferred to other funding options .....     (69,582)      (151,276)        (16,250)       (28,591)      (236,901)       (7,939)
Annuity units ..............................          --             --              --             --             --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................     587,005        445,638         392,591        360,294      1,799,409     1,245,182
                                             ===========   ============    ============   ============    ===========   ===========

                                      -80-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD
     FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                GLOBAL VALUE EQUITY
                                                     PORTFOLIO              MID CAP GROWTH PORTFOLIO       MID CAP VALUE PORTFOLIO
                                             --------------------------    ---------------------------    -------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................   1,342,773        922,022       1,204,651        264,428      1,482,006       859,060
Accumulation units purchased and
  transferred from other funding options ...     514,527        600,422         467,468        955,171      1,318,646       767,285
Accumulation units redeemed and
  transferred to other funding options .....    (288,236)      (179,671)       (292,495)       (14,948)      (401,869)     (144,339)
Annuity units ..............................          --             --              --             --             --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................   1,569,064      1,342,773       1,379,624      1,204,651      2,398,783     1,482,006
                                             ===========   ============    ============   ============    ===========   ===========

                                                TECHNOLOGY PORTFOLIO       U.S. REAL ESTATE PORTFOLIO          VALUE PORTFOLIO
                                             --------------------------    ---------------------------    -------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................   2,039,156        533,974         539,090        138,149      1,711,958       938,076
Accumulation units purchased and
  transferred from other funding options ...     453,962      1,688,629         714,334        471,347        453,891     1,044,509
Accumulation units redeemed and
  transferred to other funding options .....    (574,163)      (183,447)       (150,450)       (70,406)      (236,790)     (270,627)
Annuity units ..............................          --             --              --             --             --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................   1,918,955      2,039,156       1,102,974        539,090      1,929,059     1,711,958
                                             ===========   ============    ============   ============    ===========   ===========

                                              AIM CAPITAL APPRECIATION
                                                      PORTFOLIO             ALLIANCE GROWTH PORTFOLIO     MFS TOTAL RETURN PORTFOLIO
                                             --------------------------    ---------------------------    --------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................   5,177,186        980,787      31,918,323     32,922,575     38,577,666    29,382,873
Accumulation units purchased and
  transferred from other funding options ...   1,136,763      4,904,007       1,548,398      4,207,676     14,087,178    15,866,310
Accumulation units redeemed and
  transferred to other funding options .....  (1,109,484)      (707,608)     (8,186,142)    (5,211,396)    (9,711,144)   (6,669,869)
Annuity units ..............................          --             --            (507)          (532)        (1,572)       (1,648)
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................   5,204,465      5,177,186      25,280,072     31,918,323     42,952,128    38,577,666
                                             ===========   ============    ============   ============    ===========   ===========

                                                                                                              SMITH BARNEY LARGE
                                             PUTNAM DIVERSIFIED INCOME            SMITH BARNEY               CAPITALIZATION GROWTH
                                                      PORTFOLIO            AGGRESSIVE GROWTH PORTFOLIO            PORTFOLIO
                                             --------------------------    ---------------------------    -------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................   3,562,219      3,631,653      11,976,631             --      1,184,451            --
Accumulation units purchased and
  transferred from other funding options ...     213,789        929,410      24,400,913     12,551,265      2,337,784     1,226,906
Accumulation units redeemed and
  transferred to other funding options .....  (1,316,976)      (998,374)     (4,807,905)      (574,634)      (553,649)      (42,455)
Annuity units ..............................        (454)          (470)             --             --             --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................   2,458,578      3,562,219      31,569,639     11,976,631      2,968,586     1,184,451
                                             ===========   ============    ============   ============    ===========   ===========

                                      -81-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD
     FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                COMSTOCK PORTFOLIO -          COMSTOCK PORTFOLIO -
                                                   CLASS I SHARES               CLASS II SHARES           DOMESTIC INCOME PORTFOLIO
                                             --------------------------    ---------------------------    -------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................     384,749        272,114       4,165,442          1,000      1,007,712       815,911
Accumulation units purchased and
  transferred from other funding options ...      86,758        156,613       6,973,309      4,435,862         36,097       292,938
Accumulation units redeemed and
  transferred to other funding options .....    (111,147)       (43,978)     (1,820,882)      (271,420)    (1,043,809)     (101,137)
Annuity units ..............................          --             --              --             --             --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................     360,360        384,749       9,317,869      4,165,442             --     1,007,712
                                             ===========   ============    ============   ============    ===========   ===========

                                                  DOMESTIC INCOME               EMERGING GROWTH                EMERGING GROWTH
                                                    PORTFOLIO -                   PORTFOLIO -                    PORTFOLIO -
                                                  CLASS II SHARES                CLASS I SHARES                CLASS II SHARES
                                             --------------------------    ---------------------------    -------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................     669,283          1,000       1,085,722      1,080,269      2,419,721         4,000
Accumulation units purchased and
  transferred from other funding options ...     923,859        676,090          50,733        197,559      3,008,698     2,623,763
Accumulation units redeemed and
  transferred to other funding options .....  (1,593,142)        (7,807)       (254,845)      (192,106)      (732,437)     (208,042)
Annuity units ..............................          --             --              --             --             --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................          --        669,283         881,610      1,085,722      4,695,982     2,419,721
                                             ===========   ============    ============   ============    ===========   ===========

                                               ENTERPRISE PORTFOLIO -        ENTERPRISE PORTFOLIO -         GOVERNMENT PORTFOLIO -
                                                   CLASS I SHARES               CLASS II SHARES                 CLASS I SHARES
                                                 2002          2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................   1,430,647      1,563,368         772,173          2,000        580,913       488,213
Accumulation units purchased and
  transferred from other funding options ...      30,340        219,730         449,357        772,177      1,259,451       374,034
Accumulation units redeemed and
  transferred to other funding options .....    (257,337)      (352,451)       (333,087)        (2,004)      (110,141)     (281,334)
Annuity units ..............................          --             --              --             --             --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................   1,203,650      1,430,647         888,443        772,173      1,730,223       580,913
                                             ===========   ============    ============   ============    ===========   ===========

                                                                                                              GROWTH AND INCOME
                                               GOVERNMENT PORTFOLIO -          GROWTH AND INCOME                   PORTFOLIO -
                                                  CLASS II SHARES          PORTFOLIO - CLASS I SHARES          CLASS II SHARES
                                             --------------------------    --------------------------     --------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................   1,526,331          1,000       1,513,888      1,663,683      2,180,632         2,000
Accumulation units purchased and
  transferred from other funding options ...   4,287,794      1,599,997          74,716        327,536      2,542,064     2,260,713
Accumulation units redeemed and
  transferred to other funding options .....    (440,184)       (74,666)       (348,920)      (477,331)      (407,013)      (82,081)
Annuity units ..............................          --             --              --             --             --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................   5,373,941      1,526,331       1,239,684      1,513,888      4,315,683     2,180,632
                                             ===========   ============    ============   ============    ===========   ===========

                                      -82-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD
     FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                               MONEY MARKET PORTFOLIO -      MONEY MARKET PORTFOLIO -     CONTRAFUND(R) PORTFOLIO -
                                                   CLASS I SHARES                CLASS II SHARES               SERVICE CLASS 2
                                             --------------------------    ---------------------------    -------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................   2,230,550      1,706,894       3,109,430          4,507      8,092,720     3,113,370
Accumulation units purchased and
  transferred from other funding options ...     431,222        919,480       4,224,391      3,936,167      5,115,782     6,239,124
Accumulation units redeemed and
  transferred to other funding options .....    (435,350)      (395,824)       (855,874)      (831,244)    (2,950,722)   (1,259,774)
Annuity units ..............................          --             --              --             --             --            --
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................   2,226,422      2,230,550       6,477,947      3,109,430     10,257,780     8,092,720
                                             ===========   ============    ============   ============    ===========   ===========

                                            DYNAMIC CAPITAL APPRECIATION       MID CAP PORTFOLIO -
                                            PORTFOLIO - SERVICE CLASS 2           SERVICE CLASS 2                 COMBINED
                                            ----------------------------   ---------------------------    -------------------------
                                                 2002           2001            2002           2001           2002          2001
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  beginning of year ........................      12,128             --       1,743,191          2,000    573,091,996   358,926,506
Accumulation units purchased and
  transferred from other funding options ...     531,451         34,230       5,874,202      2,416,239    702,562,243   806,470,073
Accumulation units redeemed and
  transferred to other funding options .....    (303,557)       (22,102)     (1,947,020)      (675,048)  (620,599,478) (592,297,963)
Annuity units ..............................          --             --              --             --         (6,322)       (6,620)
                                             -----------   ------------    ------------   ------------    -----------   -----------
Accumulation and annuity units
  end of year ..............................     240,022         12,128       5,670,373      1,743,191    655,048,439   573,091,996
                                             ===========   ============    ============   ============    ===========   ===========

                                      -83-

                          Independent Auditors' Report

The Board of Directors of the Travelers Insurance Company and
   Owners of Variable Annuity Contracts of The Travelers Fund
   ABD for Variable Annuities:

We have audited the  accompanying  statements of assets and  liabilities  of The
Travelers  Fund ABD for Variable  Annuities  as of December  31,  2002,  and the
related  statements  of  operations  for the year then ended,  the  statement of changes in net assets for each of the two years then  ended,  and the  financial highlights for each of the two years then ended. These financial  statements and financial  highlights are the  responsibility of the Account's  management.  Our responsibility  is to  express  an opinion  on these  financial  statements  and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the  United  States of  America.  Those  standards  require  that we plan and perform the audit to obtain  reasonable  assurance  about  whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence  with the underlying funds.  An audit also includes  assessing  the  accounting  principles  used and significant  estimates  made by  management,  as well as evaluating  the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of The
Travelers  Fund ABD for Variable  Annuities as of December 31, 2002, the results of its  operations  for the year then  ended,  the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended,  in conformity  with  accounting principles generally accepted in the United States of America.

                                                  /s/ KPMG LLP

Hartford, Connecticut
March 28, 2003

                                      -84-

                              Independent Auditors
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general  information  of contract  owners and is not an offer of units of The Travelers Fund ABD for Variable Annuities or shares of Fund ABD's  underlying  funds.  It should not be used in connection  with any offer except in  conjunction  with the Prospectus for The Travelers Fund ABD for
Variable Annuities product(s) offered by The Travelers Insurance Company and the
Prospectuses of the underlying funds, which  collectively  contain all pertinent information, including the applicable sales commissions.

FNDABD (Annual) (12-02) Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers
Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31,
2002. These consolidated financial statements are the responsibility of the
Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers
Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. As discussed in
Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                                                       2002       2001       2000
                                                                                      ----       ----       ----
REVENUES
Premiums                                                                             $1,924     $2,102     $1,966
Net investment income                                                                 2,936      2,831      2,730
Realized investment gains (losses)                                                     (322)       125        (77)
Fee income                                                                              560        537        528
Other revenues                                                                          136        107        107
--------------------------------------------------------------------------------------------------------------------
     Total Revenues                                                                   5,234      5,702      5,254
--------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                                 1,711      1,862      1,752
Interest credited to contractholders                                                  1,220      1,179      1,038
Amortization of deferred acquisition costs                                              393        379        347
General and administrative expenses                                                     407        371        463
--------------------------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                                      3,731      3,791      3,600
--------------------------------------------------------------------------------------------------------------------

Income from operations before federal income taxes and cumulative effects of
   changes in accounting principles                                                   1,503      1,911      1,654
--------------------------------------------------------------------------------------------------------------------

Federal income taxes
     Current                                                                            236        471        462
     Deferred                                                                           185        159         89
--------------------------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                                         421        630        551
--------------------------------------------------------------------------------------------------------------------
Income before cumulative effects of changes in accounting principles                  1,082      1,281      1,103

Cumulative effect of change in accounting for derivative instruments and
   hedging activities, net of tax                                                        --         (6)        --
Cumulative effect of change in accounting for securitized financial assets,
   net of tax                                                                            --         (3)        --
--------------------------------------------------------------------------------------------------------------------
Net Income                                                                           $1,082     $1,272     $1,103
====================================================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-2

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                               2002       2001
--------------------------------------------------------------------------------

ASSETS
Fixed maturities, available for sale at fair value
  (including $2,687 and $2,330 subject to securities
  lending agreements) (cost $35,428; $31,730)                $36,434    $32,072
Equity securities, at fair value (cost $328; $471)               332        472
Mortgage loans                                                 1,985      1,995
Real estate                                                       36         55
Policy loans                                                   1,168      1,208
Short-term securities                                          4,414      3,053
Trading securities, at fair value                              1,531      1,880
Other invested assets                                          4,909      2,485
--------------------------------------------------------------------------------
     Total Investments                                        50,809     43,220
--------------------------------------------------------------------------------

Cash                                                             186        146
Investment income accrued                                        525        487
Premium balances receivable                                      151        137
Reinsurance recoverables                                       4,301      4,163
Deferred acquisition costs                                     3,936      3,461
Separate and variable accounts                                21,620     24,837
Other assets                                                   1,467      1,415
--------------------------------------------------------------------------------
     Total Assets                                            $82,995    $77,866
--------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                         $26,634    $22,810
Future policy benefits and claims                             15,009     14,221
Separate and variable accounts                                21,620     24,837
Deferred federal income taxes                                  1,448        409
Trading securities sold not yet purchased, at fair value         598        891
Other liabilities                                              6,051      5,518
--------------------------------------------------------------------------------
     Total Liabilities                                        71,360     68,686
--------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares authorized,
  issued and outstanding                                         100        100
Additional paid-in capital                                     5,443      3,864
Retained earnings                                              5,638      5,142
Accumulated other changes in equity from nonowner sources        454         74
--------------------------------------------------------------------------------
     Total Shareholder's Equity                               11,635      9,180
--------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity              $82,995    $77,866
================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-3

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                      FOR THE YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------
COMMON STOCK                                           2002       2001       2000
-------------------------------------------------------------------------------------
Balance, beginning of year                              $100       $100       $100
Changes in common stock                                   --         --         --
-------------------------------------------------------------------------------------
Balance, end of year                                    $100       $100       $100
=====================================================================================

-------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
-------------------------------------------------------------------------------------
Balance, beginning of year                            $3,864     $3,843     $3,819
Stock option tax benefit (expense)                      (17)         21         24
Capital contributed by parent                          1,596         --         --
-------------------------------------------------------------------------------------
Balance, end of year                                  $5,443     $3,864     $3,843
=====================================================================================

-------------------------------------------------------------------------------------
RETAINED EARNINGS
-------------------------------------------------------------------------------------

Balance, beginning of year                            $5,142     $4,342     $4,099
Net income                                             1,082      1,272      1,103
Dividends to parent                                     (586)      (472)      (860)
-------------------------------------------------------------------------------------
Balance, end of year                                  $5,638     $5,142     $4,342
=====================================================================================

-------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
-------------------------------------------------------------------------------------

Balance, beginning of year                               $74       $104      $(398)
Cumulative effect of accounting for
  derivative instruments and hedging activities,
  net of tax                                              --       (29)         --
Unrealized gains, net of tax                             455         68         501
Foreign currency translation, net of tax                   3         (3)         1
Derivative instrument hedging activity losses,
  net of tax                                             (78)       (66)        --
-------------------------------------------------------------------------------------
Balance, end of year                                    $454      $  74       $104
=====================================================================================

-------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
-------------------------------------------------------------------------------------

Net income                                            $1,082     $1,272     $1,103
Other changes in equity from nonowner sources            380        (30)       502
-------------------------------------------------------------------------------------
Total changes in equity from nonowner sources         $1,462     $1,242     $1,605
=====================================================================================

-------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
-------------------------------------------------------------------------------------
Changes in total shareholders' equity                 $2,455     $  791     $  769
Balance, beginning of year                             9,180      8,389      7,620
-------------------------------------------------------------------------------------
Balance, end of year                                 $11,635     $9,180     $8,389
=====================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-4

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                                 2002        2001        2000
---------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                      $  1,917    $  2,109    $  1,986
     Net investment income received                             2,741       2,430       2,489
     Other revenues received                                      384         867         865
     Benefits and claims paid                                  (1,218)     (1,176)     (1,193)
     Interest credited to contractholders                      (1,220)     (1,159)     (1,046)
     Operating expenses paid                                   (1,022)     (1,000)       (970)
     Income taxes paid                                           (197)       (472)       (490)
     Trading account investments (purchases), sales, net           76         (92)       (143)
     Other                                                       (393)       (227)       (258)
---------------------------------------------------------------------------------------------
         Net Cash Provided by Operating Activities              1,068       1,280       1,240
---------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                       4,459       3,706       4,257
         Mortgage loans                                           374         455         380
     Proceeds from sales of investments
         Fixed maturities                                      15,472      14,110      10,840
         Equity securities                                        945         112         397
         Real estate held for sale                                 26           6         244
     Purchases of investments
         Fixed maturities                                     (23,623)    (22,556)    (17,836)
         Equity securities                                       (867)        (50)         (7)
         Mortgage loans                                          (355)       (287)       (264)
     Policy loans, net                                             39          41           9
     Short-term securities purchases, net                      (1,320)       (914)       (810)
     Other investments (purchases), sales, net                    (69)        103        (461)
     Securities transactions in course of settlement, net         529       1,086         944
---------------------------------------------------------------------------------------------
     Net Cash Used in Investing Activities                     (4,390)     (4,188)     (2,307)
---------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                               8,505       8,308       6,022
     Contractholder fund withdrawals                           (4,729)     (4,932)     (4,030)
     Capital contribution by parent                               172          --          --
     Dividends to parent company                                 (586)       (472)       (860)
---------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities              3,362       2,904       1,132
---------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                    40          (4)         65
Cash at December 31, previous year                                146         150          85
---------------------------------------------------------------------------------------------
Cash at December 31, current year                            $    186    $    146    $    150
=============================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-5

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the
Company), is a wholly owned subsidiary of Citigroup Insurance Holding
Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc.
(Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica
Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life
Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National
Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated.

At December 31, 2001, the Company was a wholly owned subsidiary of The Travelers
Insurance Group, Inc. (TIGI). On February 4, 2002, TIGI changed its name to
Travelers Property Casualty Corp. (TPC). TPC completed its initial public offering (IPO) on March 27, 2002 and on August 20, 2002 Citigroup made a tax-free distribution of the majority of its remaining interest in TPC, to
Citigroup's stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to CIHC so that TIC would remain an indirect wholly owned subsidiary of Citigroup. See Note 15.

The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with
GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2002 presentation.

ACCOUNTING CHANGES

BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS Effective January 1,
2002, the Company adopted the Financial Accounting Standards Board (FASB)
Statements of Financial Accounting Standards No. 141, "Business Combinations"
(FAS 141) and No. 142, "Goodwill and Other Intangible Assets" (FAS 142). These
standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 6.

                                       F-6

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company stopped amortizing goodwill on January 1, 2002. During 2001, the
Company reversed $8 million of negative goodwill. Net income adjusted to exclude the impact of goodwill amortization for the twelve months ended December 31,
2001 is as follows:

                                                      Twelve Months
                                                          Ended
     ($ IN MILLIONS)                                December 31, 2001
                                                    -----------------
     Net income:
         Reported net income                             $1,272
         Negative goodwill reversal                          (8)
         Goodwill amortization                                7
                                                         ------
         Adjusted net income                             $1,271
                                                         ======

IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS

Effective January 1, 2002, the Company adopted the FASB Statement of Financial
Accounting Standards No. 144, "Accounting for the Impairment or Disposal of
Long-Lived Assets" (FAS 144). FAS 144 establishes a single accounting model for long-lived assets to be disposed of by sale. A long-lived asset classified as held for sale is to be measured at the lower of its carrying amount or fair value less cost to sell. Depreciation (amortization) is to cease. Impairment is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be abandoned, exchanged for a similar productive asset, or distributed to owners in a spin-off are considered held and used until disposed of. Accordingly, discontinued
operations are no longer to be measured on a net realizable value basis, and future operating losses are no longer recognized before they occur. The provisions of the new standard are to be applied prospectively.

There has been no impact as of December 31, 2002 on the Company's results of operations, financial condition or liquidity due to this standard. The Company does not expect the impact of this standard to be significant in future reporting periods.

ACCOUNTING STANDARDS NOT YET ADOPTED

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted the FASB Statement of Financial
Accounting Standards No. 146, "Accounting for Costs Associated with Exit or
Disposal Activities" (FAS 146). FAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, FAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. It is not expected that FAS 146 will materially affect the Company's consolidated financial statements.

                                       F-7

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of
Statement of Financial Accounting Standards No. 123 (FAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under FAS No.
148, "Accounting for Stock-Based Compensation - Transition and Disclosure,"
issued in December 2002. FAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date.
Similar to APB 25, the alternative method of accounting, an offsetting increase to stockholders' equity under FAS 123 is recorded equal to the amount of compensation expense charged.

Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

   -----------------------------------------------------------------------------
   YEAR ENDED DECEMBER 31,                           2002       2001       2000
   ($ IN MILLIONS)
   -----------------------------------------------------------------------------
   Net income, as reported                         $1,082     $1,272     $1,103
   FAS 123 pro forma adjustments, after tax            (9)       (15)       (19)
   -----------------------------------------------------------------------------
   Net income, pro forma                           $1,073     $1,257     $1,084
   -----------------------------------------------------------------------------

The assumptions used in applying FAS 123 to account for Citigroup stock options were as follows:

   -----------------------------------------------------------------------------
   YEAR ENDED DECEMBER 31,                           2002       2001       2000
   -----------------------------------------------------------------------------
   Expected volatility of Citigroup Stock           36.98%     38.31%      41.5%
   Risk-free interest rate                           3.65%      4.42%      6.23%
   -----------------------------------------------------------------------------
   Expected annual dividend per Citigroup share     $0.92      $0.92      $0.78
   -----------------------------------------------------------------------------
   Expected annual forfeiture rate                      7%         5%         5%
   -----------------------------------------------------------------------------

The adoption of this change in accounting principle will not have a significant impact on the Company's results of operations, financial condition or liquidity.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

In January 2003, the FASB released FASB Interpretation No. 46 "Consolidation of
Variable Interest Entities" (FIN 46). This Interpretation changes the method of determining whether certain entities should be included in the Company's
Consolidated Financial Statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under FAS No. 94, "Consolidation of All
Majority-Owned Subsidiaries." A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                                       F-8

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The provisions of FIN 46 are to be applied immediately to VIEs created after
January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs in which an enterprise holds a variable interest that it acquired before February 1, 2003, FIN 46 applies in the first fiscal period beginning after June 15, 2003. For any VIEs that must be consolidated under FIN
46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. FIN 46 also mandates new disclosures about VIEs, some of which are required to be presented in financial statements issued after January 31, 2003.

The Company has investments in entities that may be considered to be variable interests. The carrying value of these investments is approximately $1.3 billion and primarily consists of interests in security and real estate investment funds, and below investment grade asset-backed and mortgage-backed securities, and a collateralized bond obligation. The Company is evaluating the impact of applying FIN 46 to existing VIEs in which it has variable interests and has not yet completed this analysis. However, at this time, it is anticipated that the effect on the Company's Consolidated Balance Sheets could be an increase of less than $1 billion to assets and liabilities. As the Company continues to evaluate the impact of applying FIN 46, additional entities may be identified that would need to be consolidated.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 4), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to record fair value. Changes in assumptions could affect the fair values of fixed maturities. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could adversely affect these values.

Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

                                       F-9

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 2002 and 2001.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock. See Note 14.

Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The
Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup
Investments Ltd., holds and issues derivative instruments in conjunction with these funding strategies. (See Note 12 for a more detailed description of the
Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported on other invested assets.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

                                       F-10

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in realized investment gains and losses. The Company primarily hedges foreign denominated funding agreements and floating rate available-for-sale securities.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

Derivatives that are used to hedge instruments that are carried at fair value, do not qualify or are not designated as hedges, are also carried at fair value with changes in value reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield.
For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, any changes in fair value of the end-user derivative are immediately reflected in realized investment gains and losses.

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES:

The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under FAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses.
Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain insurance contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value with changes in value

                                       F-11

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policyholder benefits and claims.

Prior to the adoption of FAS 133 on January 1, 2001, end-user derivatives designated as qualifying hedges were accounted for consistently with the associated risk management strategy. Derivatives used for hedging purposes were generally accounted for using hedge accounting. Changes in value of the derivatives which were expected to substantially offset the changes in value of the hedged items qualified for hedge accounting. Hedges were monitored to ensure that there was a high correlation between the derivative instrument and the hedged investment. Derivatives that did not qualify for hedge accounting were marked to market with changes in market value reflected in the consolidated statement of income as realized gains and losses.

Payments to be received or made under interest rate swaps were accrued and recognized in net investment income. Swaps hedging available for sale securities were carried at fair value with unrealized gains and losses, net of taxes, charged directly to shareholder's equity. Interest rate and currency swaps hedging liabilities were treated as off-balance sheet instruments. Gains and losses arising from financial future contracts were used to adjust the basis of hedged investments and were recognized in net investment income over the life of the investment. Gains and losses arising from equity index options were marked to market with changes in market value reflected in realized investment gains and losses. Forward contracts hedging investments were marked to market based on changes in the spot rate with changes in market value reflected in realized investment gains and losses and any forward premium or discount was recognized in net investment income over the life of the contract. Gains and losses from forward contracts hedging foreign operations were carried at fair value with unrealized gains and losses, net of taxes, charged directly to shareholder's equity.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could adversely affect these investments. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Costs of acquiring traditional life and health insurance, universal life, corporate owned life insurance (COLI), deferred annuities and payout annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: Statement of Financial Accounting Standards No. 60, "Accounting
and Reporting by Insurance Enterprises" (FAS 60), Statement of Financial
Accounting Standards No. 91, "Accounting for Nonrefundable Fees and Costs
Associated with Originating or Acquiring Loans and Initial Direct Costs of
Leases" (FAS 91) and Statement of Financial Accounting Standards No. 97,
"Accounting and Reporting by Insurance Enterprises for Certain Long Duration
Contracts and for Realized Gains and Losses from the Sale of Investments"
(FAS 97).

                                       F-12

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

DAC for deferred annuities, both fixed and variable, and payout annuities are amortized employing a level effective yield methodology per FAS 91 as permitted by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated periodically, at least annually, and the actual rate is reset in the following quarter and applied prospectively. A new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.
DAC for these products is currently being amortized over 10-15 years.

DAC for universal life and COLI are amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per
FAS 97. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for these products is currently being amortized over
16-25 years.

DAC relating to traditional life, including term insurance, and health insurance are amortized in relation to anticipated premiums per FAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for these products is currently being amortized over 5-20 years.

DAC is reviewed to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 6.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that was recorded in 1993 at the time of acquisition of the Company by Citigroup's predecessor. It represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate.
The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to
18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits;
and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 6.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at fair value.

                                       F-13

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB Statements of Financial Accounting Standards No. 141, "Business
Combinations" (FAS 141) and No. 142, "Goodwill and Other Intangible Assets"
(FAS 142) in the first quarter of 2002, goodwill was being amortized on a straight-line basis principally over a 40-year period. The carrying amount of goodwill and other intangible assets is regularly reviewed for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis. See Note 6.

Upon adoption of FAS 141 and FAS 142, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 1, Summary of Significant Accounting
Policies, Accounting Changes.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life,
COLI, pension investment, guaranteed investment contracts (GIC), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 4.1% to 6.6%, with a weighted average interest rate of 4.5%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts.
Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment type contracts range from 1.45% to 10.0% with a weighted average interest rate of 4.9%.

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.0% to 9.0% with a weighted average of 7.1% for these products. Traditional life products include whole life and term insurance.
Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 3.6%. Assumptions established at policy issue as to mortality and persistency are based on the
Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

                                       F-14

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (CONTINUED)

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2002 and 2001, the
Company had a liability of $22.6 million and $22.3 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.2 million and $4.3 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and
Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered income when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in income in a constant relationship to insurance benefits in force.

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

                                       F-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICS and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

STOCK-BASED COMPENSATION

Prior to January 1, 2003, the Company applied Accounting Principles Board
Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), and related interpretations in accounting for its stock-based compensation plans. Under APB
25, there is generally no charge to earnings for employee stock option awards because the options granted under these plans have an exercise price equal to the market value of the underlying common stock on the grant date.
Alternatively, FAS No. 123, "Accounting for Stock-Based Compensation" (FAS 123),
allows companies to recognize compensation expense over the related service period based on the grant date fair value of the stock award.

2.  BUSINESS DISPOSITION

Effective July 1, 2000, the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its
subsidiary in the form of indemnity reinsurance arrangements. The proceeds were
$410 million, resulting in a deferred gain of approximately $150 million after-tax. The deferred gain is amortized in relation to anticipated premiums.
After-tax amortization amounted to $20 million, $21 million and $5 million in
2002, 2001 and 2000, respectively. Earned premiums were $24 million, $25 million and $138 million in 2002, 2001 and 2000, respectively.

3.  OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are fixed and variable deferred annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans and structured finance transactions. The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts,

                                       F-16

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

with the result that the deposits collected are reported as liabilities and are not included in revenues.

The PRIMERICA LIFE INSURANCE business segment consolidates the business of
Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL.
The Primerica Life Insurance business segment offers individual life products, primarily term insurance, to customers through a sales force of approximately
107,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume. The amount of investments in equity method investees and total expenditures for additions to long- lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

                                       F-17

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

BUSINESS SEGMENT INFORMATION:
-------------------------------------------------------------------------------------------------------
AT AND FOR THE YEAR
ENDED DECEMBER 31, 2002                                  TRAVELERS LIFE &   PRIMERICA LIFE
 ($ IN MILLIONS)                                             ANNUITY          INSURANCE         TOTAL
-------------------------------------------------------------------------------------------------------

Business Volume:
     Premiums                                                $   730          $ 1,194          $ 1,924
     Deposits                                                 11,906               --           11,906
                                                             -------          -------          -------
Total business volume                                        $12,636          $ 1,194          $13,830
Net investment income                                          2,646              290            2,936
Interest credited to contractholders                           1,220               --            1,220
Amortization of deferred acquisition costs                       174              219              393
Total expenditures for deferred acquisition costs                556              323              879
Federal income taxes (FIT) on operating income                   325              209              534
Operating income (excludes realized gains or
      losses and the related FIT)                            $   884          $   407          $ 1,291
Segment Assets                                               $74,562          $ 8,433          $82,995
-------------------------------------------------------------------------------------------------------

BUSINESS SEGMENT INFORMATION:
-------------------------------------------------------------------------------------------------------
AT AND FOR THE YEAR
ENDED DECEMBER 31, 2001                                  TRAVELERS LIFE &   PRIMERICA LIFE
($ IN MILLIONS)                                              ANNUITY          INSURANCE         TOTAL
-------------------------------------------------------------------------------------------------------

Business Volume:
     Premiums                                                $   957          $ 1,145          $ 2,102
     Deposits                                                 13,067               --           13,067
                                                             -------          -------          -------
Total business volume                                        $14,024          $ 1,145          $15,169
Net investment income                                          2,530              301            2,831
Interest credited to contractholders                           1,179               --            1,179
Amortization of deferred acquisition costs                       171              208              379
Total expenditures for deferred acquisition costs                553              298              851
Federal income taxes (FIT) on operating income                   377              209              586
Operating income (excludes realized gains or
      losses and the related FIT)                            $   801          $   399          $ 1,200
Segment Assets                                               $69,836          $ 8,030          $77,866
-------------------------------------------------------------------------------------------------------

                                       F-18

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

-------------------------------------------------------------------------------------------------------
AT AND FOR THE YEAR
ENDED DECEMBER 31, 2000                                  TRAVELERS LIFE &   PRIMERICA LIFE
($ IN MILLIONS)                                              ANNUITY          INSURANCE         TOTAL
-------------------------------------------------------------------------------------------------------

Business Volume:
     Premiums                                                $   860          $ 1,106          $ 1,966
     Deposits                                                 11,536               --           11,536
                                                             -------          -------          -------
Total business volume                                        $12,396          $ 1,106          $13,502
Net investment income                                          2,450              280            2,730
Interest credited to contractholders                           1,038               --            1,038
Amortization of deferred acquisition costs                       166              181              347
Total expenditures for deferred acquisition costs                520              272              792
Federal income taxes (FIT) on operating income                   381              197              578
Operating income (excludes realized gains or
     losses and the related FIT)                             $   777          $   376          $ 1,153
Segment Assets                                               $62,771          $ 7,522          $70,293
-------------------------------------------------------------------------------------------------------

                                       F-19

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

----------------------------------------------------------------------------------------------
BUSINESS SEGMENT RECONCILIATION:
($ IN MILLIONS)                                          AT AND FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------

BUSINESS VOLUME AND REVENUES                                   2002         2001         2000
----------------------------------------------------------------------------------------------
Total business volume                                       $ 13,830     $ 15,169     $ 13,502
Other revenues, including fee income                             696          644          635
Elimination of deposits                                      (11,906)     (13,067)     (11,536)
                                                            --------     --------     --------
Revenue from external sources                                  2,620        2,746        2,601
Net investment income                                          2,936        2,831        2,730
Realized investment gains (losses)                              (322)         125          (77)
==============================================================================================
      Total revenues                                        $  5,234     $  5,702     $  5,254
==============================================================================================

OPERATING INCOME
----------------------------------------------------------------------------------------------
Total operating income of business segments                 $  1,291     $  1,200     $  1,153
Realized investment gains (losses), net of tax                  (209)          81          (50)
Cumulative effect of change in accounting for
  derivative instruments and hedging activities,
  net of tax                                                      --           (6)          --
Cumulative effect of change in accounting for
  securitized financial assets, net of tax                        --           (3)          --
----------------------------------------------------------------------------------------------
      Income from continuing operations                     $  1,082     $  1,272     $  1,103
==============================================================================================

ASSETS
----------------------------------------------------------------------------------------------
Total assets of business segments                           $ 82,995     $ 77,866     $ 70,293
==============================================================================================

BUSINESS VOLUME AND REVENUES
----------------------------------------------------------------------------------------------
Individual Annuities                                        $  6,307     $  7,166     $  7,101
Group Annuities                                                7,285        8,383        6,563
Individual Life and Health Insurance and COLI                  3,116        2,970        2,550
Other (a)                                                        432          250          576
Elimination of deposits                                      (11,906)     (13,067)     (11,536)
----------------------------------------------------------------------------------------------
      Total revenue                                         $  5,234     $  5,702     $  5,254
==============================================================================================

(a) Other represents revenue attributable to unallocated capital and run-off businesses.

The Company's revenue was derived almost entirely from U.S. domestic business.
Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                                       F-20

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

4.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

--------------------------------------------------------------------------------------------------------
                                                                        GROSS        GROSS
DECEMBER 31, 2002                                        AMORTIZED    UNREALIZED   UNREALIZED     FAIR
($ IN MILLIONS)                                            COST         GAINS        LOSSES       VALUE
--------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                              $ 6,975      $   434      $     2      $ 7,407
     U.S. Treasury securities and obligations of
     U.S. Government and government agencies and            2,402           39           19        2,422
     authorities
     Obligations of states, municipalities and
     political subdivisions                                   297           22            0          319
     Debt securities issued by foreign governments
                                                              365           30            2          393
     All other corporate bonds                             20,894          982          608       21,268
     Other debt securities                                  4,348          229           66        4,511
     Redeemable preferred stock                               147            1           34          114
--------------------------------------------------------------------------------------------------------
Total Available For Sale                                  $35,428      $ 1,737      $   731      $36,434
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                        GROSS        GROSS
DECEMBER 31, 2001                                        AMORTIZED    UNREALIZED   UNREALIZED     FAIR
($ IN MILLIONS)                                            COST         GAINS        LOSSES       VALUE
--------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                              $ 6,654      $   116      $    57      $ 6,713
     U.S. Treasury securities and obligations of
     U.S. Government and government agencies and
     authorities                                            1,677            8           63        1,622
     Obligations of states, municipalities and
     political subdivisions                                   108            4            1
                                                                                                     111
     Debt securities issued by foreign governments
                                                              810           46            5          851
     All other corporate bonds                             17,904          482          260       18,126
     Other debt securities                                  4,406          154           86        4,474
     Redeemable preferred stock                               171           12            8          175
--------------------------------------------------------------------------------------------------------
         Total Available For Sale                         $31,730      $   822      $   480      $32,072
--------------------------------------------------------------------------------------------------------

                                       F-21

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Proceeds from sales of fixed maturities classified as available for sale were
$15.5 billion, $14.1 billion and $10.8 billion in 2002, 2001 and 2000, respectively. Gross gains of $741 million, $633 million and $213 million and gross losses of $309 million, $273 million and $407 million in 2002, 2001 and
2000, respectively, were realized on those sales. Additional losses of $639 million, $153 million and $25 million in 2002, 2001 and 2000, respectively, were realized due to other-than-temporary losses in value. Impairment activity increased significantly beginning in the fourth quarter of 2001 and continued
throughout 2002. Impairments were concentrated in telecommunication and energy company investments.

Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $5.1 billion and $4.6 billion at
December 31, 2002 and 2001, respectively.

The amortized cost and fair value of fixed maturities at December 31, 2002, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   ---------------------------------------------------------------------------
                                                      AMORTIZED
   ($ IN MILLIONS)                                       COST       FAIR VALUE
   ---------------------------------------------------------------------------
   MATURITY:
        Due in one year or less                         $2,572        $2,605
        Due after 1 year through 5 years                10,162        10,430
        Due after 5 years through 10 years               8,591         8,768
        Due after 10 years                               7,128         7,224
   ---------------------------------------------------------------------------
                                                        28,453        29,027
   ---------------------------------------------------------------------------
        Mortgage-backed securities                       6,975         7,407
   ---------------------------------------------------------------------------
            Total Maturity                             $35,428       $36,434
   ---------------------------------------------------------------------------

The Company makes investments in collateralized mortgage obligations (CMOs).
CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The
Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2002 and 2001, the Company held CMOs classified as available for sale with a fair value of $4.7 billion and $4.5 billion, respectively.
Approximately 35% and 38%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2002 and 2001.
In addition, the Company held $2.6 billion and $2.1 billion of GNMA, FNMA or
FHLMC mortgage-backed pass-through securities at December 31, 2002 and 2001, respectively. All of these securities are rated AAA.

                                       F-22

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The
Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests it in short-term securities. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2002 and 2001, the Company held cash collateral of $2.8 billion and $2.4 billion, respectively.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:

 ---------------------------------------------------------------------------------------------
 EQUITY SECURITIES:                                GROSS UNREALIZED  GROSS UNREALIZED   FAIR
 ($ IN MILLIONS)                            COST         GAINS            LOSSES       VALUE
 ---------------------------------------------------------------------------------------------

 DECEMBER 31, 2002
      Common stocks                          $48           $9               $7           $50
      Non-redeemable preferred stocks        280            8                6           282
 ---------------------------------------------------------------------------------------------
          Total Equity Securities           $328          $17              $13          $332
 ---------------------------------------------------------------------------------------------

 DECEMBER 31, 2001
      Common stocks                          $96          $11               $6          $101
      Non-redeemable preferred stocks        375            8               12           371
 ---------------------------------------------------------------------------------------------
          Total Equity Securities           $471          $19              $18          $472
 ---------------------------------------------------------------------------------------------

Proceeds from sales of equity securities were $945 million, $112 million and
$397 million in 2002, 2001 and 2000, respectively. Gross gains of $8 million,
$10 million and $107 million and gross losses of $4 million, $13 million and $9 million in 2002, 2001 and 2000, respectively, were realized on those sales.
Additional losses of $19 million, $96 million and $7 million in 2002, 2001 and
2000, respectively, were realized due to other-than-temporary losses in value.

MORTGAGE LOANS AND REAL ESTATE

At December 31, 2002 and 2001, the Company's mortgage loan and real estate portfolios consisted of the following:

 ----------------------------------------------------------------------------
 ($ IN MILLIONS)                                        2002          2001
 ----------------------------------------------------------------------------

 Current Mortgage Loans                                $1,941        $1,976
 Underperforming Mortgage Loans                            44            19
 ----------------------------------------------------------------------------
      Total Mortgage Loans                              1,985         1,995
 ----------------------------------------------------------------------------

 Real Estate - Foreclosed                                  17            42
 Real Estate - Investment                                  19            13
 ----------------------------------------------------------------------------
      Total Real Estate                                    36            55
 ----------------------------------------------------------------------------
      Total Mortgage Loans and Real Estate             $2,021        $2,050
 ============================================================================

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

                                       F-23

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Aggregate annual maturities on mortgage loans at December 31, 2002 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        -----------------------------------------------------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        -----------------------------------------------------------
        Past Maturity                                    $13
        2003                                             183
        2004                                             156
        2005                                             123
        2006                                             198
        2007                                             135
        Thereafter                                     1,177
        -----------------------------------------------------------
             Total                                    $1,985
        ===========================================================

TRADING SECURITIES

Trading securities of the Company are held in Tribeca Citigroup Investments Ltd.
The assets and liabilities are valued at fair value as follows:

($ IN MILLIONS)                                 Fair value as of      Fair value as of
---------------                                 December 31, 2002     December 31, 2001
                                                -----------------     -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage                     $1,442                $1,798
       Merger arbitrage                                   47                    80
       Other                                              42                     2
                                                      ------                ------
                                                      $1,531                $1,880
                                                      ======                ======
LIABILITIES
    Trading securities sold not yet purchased
       Convertible bond arbitrage                     $  520                $  836
       Merger arbitrage                                   13                    51
       Other                                              65                     4
                                                      ------                ------
                                                      $  598                $  891
                                                      ======                ======

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 12.

                                       F-24

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

  --------------------------------------------------------------------------
  ($ IN MILLIONS)                                       2002           2001
  --------------------------------------------------------------------------
  Investment in Citigroup preferred stock            $3,212           $987
  Partnership investments                             1,269            949
  Real estate joint ventures                            390            520
  Other                                                  38             29
  --------------------------------------------------------------------------
  Total                                              $4,909         $2,485
  --------------------------------------------------------------------------

CONCENTRATIONS

At December 31, 2002 and 2001, the Company had an investment in Citigroup
Preferred Stock of $3.2 billion and $987 million, respectively. See Note 14.

The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 14.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

  --------------------------------------------------------------------------
  ($ IN MILLIONS)                                       2002           2001
  --------------------------------------------------------------------------
  Electric Utilities                                 $3,979         $3,883
  Finance                                             3,681          1,633
  Banking                                             1,900          1,944
  --------------------------------------------------------------------------

The Company held investments in foreign banks in the amount of $869 million and
$954 million at December 31, 2002 and 2001, respectively, which are included in the table above. The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $878 million and $358 million in Electric Utilities at December 31, 2002 and 2001, respectively, and total below investment grade assets were $3.8 billion and $2.3 billion at December 31,
2002 and 2001, respectively.

Included in mortgage loans were the following group concentrations:

  --------------------------------------------------------------------------
  ($ IN MILLIONS)                                       2002           2001
  --------------------------------------------------------------------------
  STATE
  California                                           $788           $788

  PROPERTY TYPE
  Agricultural                                       $1,212         $1,131

                                       F-25

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS
Investments included in the consolidated balance sheets that were non-income producing amounted to $58.5 million and $27.7 million at December 31, 2002 and
2001, respectively.

RESTRUCTURED INVESTMENTS
The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2002 and 2001. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2002 and 2001. Interest on these assets, included in net investment income, was also insignificant in 2002 and 2001.

NET INVESTMENT INCOME

  -----------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                     2002      2001      2000
  ($ IN MILLIONS)
  -----------------------------------------------------------------------------

  GROSS INVESTMENT INCOME
       Fixed maturities                              $2,359    $2,328    $2,061
       Mortgage loans                                   167       210       223
       Trading                                            9       131       208
       Joint ventures and partnerships                  203        71       150
       Citigroup preferred stock                        178        53        53
       Other, including policy loans                    104       165       184
  -----------------------------------------------------------------------------
  Total gross investment income                       3,020     2,958     2,879
  -----------------------------------------------------------------------------
  Investment expenses                                    84       127       149
  -----------------------------------------------------------------------------
  Net investment income                              $2,936    $2,831    $2,730
  -----------------------------------------------------------------------------

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

  -----------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                     2002      2001      2000
  ($ IN MILLIONS)
  -----------------------------------------------------------------------------

  REALIZED INVESTMENT GAINS (LOSSES)
       Fixed maturities                              $(207)     $207     $(219)
       Equity securities                               (15)      (99)       91
       Mortgage loans                                   --         5        27
       Real estate held for sale                         8         3        25
       Derivatives                                     (77)       14        --
       Other                                           (31)       (5)       (1)
  -----------------------------------------------------------------------------
         Total realized investment gains (losses)    $(322)     $125      $(77)
  -----------------------------------------------------------------------------

                                       F-26

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

  ------------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                        2002    2001     2000
  ($ IN MILLIONS)
  ------------------------------------------------------------------------------

  UNREALIZED INVESTMENT GAINS (LOSSES)
       Fixed maturities                                  $664     $85     $891
       Equity securities                                    3      40     (132)
       Other                                               31     (20)      13
  ------------------------------------------------------------------------------
         Total unrealized investment gains (losses)       698      105     772
  ------------------------------------------------------------------------------
       Related taxes                                      243       37     271
  ------------------------------------------------------------------------------
       Change in unrealized investment gains (losses)     455       68     501
       Balance beginning of year                          171      103    (398)
  ------------------------------------------------------------------------------
         Balance end of year                             $626     $171    $103
  ------------------------------------------------------------------------------

5.  REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance.
Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a
90%/10% quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life, and in excess of $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $321.9 billion and $285.7 billion at December 31, 2002 and 2001.

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its
subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $231.8 million and $233.3 million in 2002 and
2001, respectively, and earned premiums ceded were $233.8 million and $240.1 million in 2002 and 2001, respectively.

The Company also reinsures the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB is
$19.1 billion, of which $12.4 billion or 65% is reinsured at December 31, 2002.
GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $4.6 billion at December 31, 2002, of which $3.8 billion or 82% is reinsured. During 2002, substantially all new contracts written were not reinsured.

Through TIC, the Company writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with the insurance subsidiaries of TPC.

                                       F-27

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                              FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                                2002         2001         2000
-------------------------------------------------------------------------------

Direct                                        $ 2,610      $ 2,848      $ 2,634
Assumed from:
     Non-affiliated companies                      --            1           --
Ceded to:
     Travelers Indemnity Company                  (83)        (146)        (195)
     Non-affiliated companies                    (614)        (591)        (465)
-------------------------------------------------------------------------------
Total Net Written Premiums                    $ 1,913      $ 2,112      $ 1,974
===============================================================================

EARNED PREMIUMS                                 2002         2001         2000
-------------------------------------------------------------------------------

Direct                                        $ 2,652      $ 2,879      $ 2,644
Assumed from:
     Non-affiliated companies                      --            1           --
Ceded to:
     Travelers Indemnity Company                 (109)        (180)        (216)
     Non-affiliated companies                    (619)        (598)        (462)
-------------------------------------------------------------------------------
Total Net Earned Premiums                     $ 1,924      $ 2,102      $ 1,966
===============================================================================

Travelers Indemnity Company was an affiliate in 2001, 2000 and for part of 2002.
See Note 15.

Reinsurance recoverables at December 31, 2002 and 2001 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

  REINSURANCE RECOVERABLES                                2002          2001
  -----------------------------------------------------------------------------

  Life and Accident and Health Business:
       Non-affiliated companies                          $2,589        $2,282
  Property-Casualty Business:
       Travelers Indemnity Company                        1,712         1,881
  -----------------------------------------------------------------------------
  Total Reinsurance Recoverables                         $4,301        $4,163
  =============================================================================

Reinsurance recoverables for the life and accident and health business include
$1,351 million and $1,060 million from General Electric Capital Assurance
Company, and also include $472 million and $500 million, from The Metropolitan
Life Insurance Company at December 31, 2002 and 2001, respectively.

6.  DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE

The Company has two intangible, amortizable assets, DAC and the value of insurance in force. The following is a summary of capitalized DAC by type.

                                       F-28

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

                                Deferred &
                                 Payout      UL &     Traditional Life
 IN MILLIONS OF DOLLARS         Annuities    COLI         & Other        Total
 -------------------------------------------------------------------------------
                               -------------------------------------------------
 Balance December 31, 2000        $ 896      $299        $1,794         $2,989
                               -------------------------------------------------

        Deferred expenses
             and other              385       142           324            851
       Amortization expense        (144)      (11)         (224)          (379)

                               -------------------------------------------------
 Balance December 31, 2001        1,137       430         1,894          3,461

        Deferred expenses
             and other              348       172           348            868
       Amortization expense        (132)      (24)         (237)          (393)

                               -------------------------------------------------
 Balance December 31, 2002       $1,353      $578        $2,005         $3,936
 -------------------------------------------------------------------------------

The value of insurance in force totaled $130 milllion and $144 million at
December 31, 2002 and 2001, respectively, and is included in other assets.
Amortization expense on the value of insurance in force was $25 million and $26 million for the twelve months ended December 31, 2002 and 2001, respectively.
Amortization expense related to the value of insurance in force is estimated to be $20 million in 2003, $18 million in 2004, $16 million in 2005, $13 million in
2006 and $12 million in 2007. In 2002 there was an opening balance sheet reclassification between DAC and the value of insurance in force in the amount of $11 million. This had no impact on results of operations or shareholder's equity.

7.  DEPOSIT FUNDS AND RESERVES

At December 31, 2002 and 2001, the Company had $38.8 billion and $34.1 billion of life and annuity deposit funds and reserves, respectively. Of that total,
$21.8 billion and $19.1 billion is not subject to discretionary withdrawal based on contract terms. The remaining $17.0 billion and $15.0 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $5.7 billion and $4.2 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional
$5.5 billion and $5.0 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.7% and 4.7%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.8 billion and $5.8 billion of liabilities are surrenderable without charge.
Approximately 10.0% and 10.2% of these relate to individual life products for
2002 and 2001, respectively. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $10.9 billion. The scheduled maturities for these GICs, including interest, are $4.5 billion, $1.5 billion, $1.3 billion, $1.4 billion and $4.0 billion in 2003, 2004, 2005, 2006 and thereafter. These GICs have a weighted average interest rate of 4.81% at December 31, 2002.

                                       F-29

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

8.  FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE

     ($ IN MILLIONS)

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,            2002        2001         2000
     ---------------------------------------------------------------------------
     Income before federal income taxes        $1,503      $1,911       $1,654
     Statutory tax rate                            35%         35%         35%
     ---------------------------------------------------------------------------
     Expected federal income taxes                526         669          579
     Tax effect of:
          Non-taxable investment income           (62)        (20)         (19)
          Tax reserve release                     (43)        (18)         (12)
          Other, net                               --          (1)           3
     ---------------------------------------------------------------------------
     Federal income taxes                        $421        $630         $551
     ===========================================================================
     Effective tax rate                            28%         33%          33%
     ---------------------------------------------------------------------------

     COMPOSITION OF FEDERAL INCOME TAXES
     Current:
          United States                          $217        $424         $429
          Foreign                                  19          47           33
     ---------------------------------------------------------------------------
          Total                                   236         471          462
     ---------------------------------------------------------------------------
     Deferred:
          United States                           182         166           96
          Foreign                                   3          (7)          (7)
     ---------------------------------------------------------------------------
          Total                                   185         159           89
     ---------------------------------------------------------------------------
     Federal income taxes                        $421        $630         $551
     ===========================================================================

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2002, 2001 and
2000 were $(17) million, $21 million and $24 million, respectively.

                                       F-30

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The net deferred tax liabilities at December 31, 2002 and 2001 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------------------------------------------
($ IN MILLIONS)                                                 2002     2001
--------------------------------------------------------------------------------

Deferred Tax Assets:
  Benefit, reinsurance and other reserves                        $422     $539
  Operating lease reserves                                         57       62
  Employee benefits                                               199      104
  Other                                                           289      158
--------------------------------------------------------------------------------
      Total                                                       967      863
--------------------------------------------------------------------------------

Deferred Tax Liabilities:
  Deferred acquisition costs and value of insurance in force   (1,097)    (968)
  Investments, net                                             (1,180)    (215)
  Other                                                          (138)     (89)
--------------------------------------------------------------------------------
      Total                                                    (2,415)  (1,272)
--------------------------------------------------------------------------------
Net Deferred Tax Liability                                    $(1,448)   $(409)
--------------------------------------------------------------------------------

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup Inc. Federal income taxes are allocated to each member of the consolidated group, according to the Tax Sharing Agreement, on a separate return basis adjusted for credits and other amounts required by the Agreement.

At December 31, 2002 and 2001, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately
$932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

                                       F-31

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $256 million, $330 million and $981 million for the years ended December 31, 2002, 2001 and 2000, respectively. The Company's statutory capital and surplus was $6.9 billion and $5.1 billion at December 31,
2002 and 2001, respectively.

Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance
Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE
JANUARY 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Note 1, Summary of Significant
Accounting Policies, Permitted Statutory Accounting Practices). The impact of this change on the Company's statutory capital and surplus was not significant.
The impact of this change on statutory net income was $119 million in 2001, related to recording equity method investment earnings as unrealized gains versus net investment income.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $966 million is available by the end of the year 2003 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TLAC may not pay a dividend to TIC without such approval. Primerica Life may pay up to $148 million to TIC in 2003 without prior approval of the Massachusetts Insurance Department. The Company paid dividends of $586 million, $472 million and $860 million in 2002, 2001 and 2000, respectively.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)
     ---------------
     Citigroup Series YYY Preferred Stock            $2,225
     TLA Holdings LLC                                   142
     Cash and other assets                              189
     Pension, post-retirement, and post-
           employment benefits payable                 (279)
     Deferred tax assets                                 98
     Deferred tax liabilities                          (779)
                                                     ------
                                                     $1,596

     See Note 15.

                                       F-32

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.  SHAREHOLDER'S EQUITY (CONTINUED)

Accumulated Other Changes in Equity from Nonowner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity from Nonowner
Sources were as follows:

                                                   NET UNREALIZED                                           ACCUMULATED OTHER
                                                   GAIN (LOSS) ON   FOREIGN CURRENCY   DERIVATIVE           CHANGES IN EQUITY
($ IN MILLIONS)                                    INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                   SECURITIES       ADJUSTMENTS        HEDGING ACTIVITIES   SOURCES
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1999                             $(397)          $  (1)               $  --                $(398)
Unrealized gains on investment securities,
   net of tax of $297                                    451              --                   --                  451
Reclassification adjustment for losses
   included in net income, net of tax of $(27)            50              --                   --                   50
Foreign currency translation adjustment, net
   of tax of $1                                           --               1                   --                    1
-----------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            501               1                   --                  502
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2000                               104              --                   --                  104
Cumulative effect of change in accounting
   for derivative instruments and hedging
   activities, net of tax of $(16)                        14              --                  (43)                 (29)
Unrealized gains on investment securities,
   net of tax of $80                                     149              --                   --                  149
Reclassification adjustment for gains
   included in net income, net of tax of $44             (81)             --                   --                  (81)
Foreign currency translation adjustment, net
   of tax of $(2)                                         --              (3)                  --                   (3)
Derivative instrument hedging activity
   losses, net of tax of $(35)                            --              --                  (66)                 (66)
-----------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                             82              (3)                (109)                 (30)
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2001                               186              (3)                (109)                  74
Unrealized gains on investment securities,
   net of tax of $132                                    246              --                   --                  246
Reclassification adjustment for losses
   included in net income, net of tax of $(113)          209              --                   --                  209
Foreign currency translation adjustment, net
   of tax of $2                                           --               3                   --                    3
Derivative instrument hedging activity losses,
net of tax of $(42)                                       --              --                  (78)                 (78)
-----------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            455               3                  (78)                 380
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                             $ 641           $  --                $(187)               $ 454
-----------------------------------------------------------------------------------------------------------------------------

                                       F-33

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

10.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2002, 2001 and 2000.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed
TPC's share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. The
Company's share of net expense for this plan was $10 million in 2002, and insignificant in 2001 and 2000.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed
TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The
Company's share of net expense for the other postretirement benefit plans was
$18 million in 2002 and not significant for 2001 and 2000.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a
401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2002, 2001 and 2000. See
Note 14.

11.  LEASES

Most leasing functions for the company are administered by a Citigroup subsidiary at December 31, 2002. Net rent expense for the Company was $24 million, $26 million, and $26 million in 2002, 2001 and 2000, respectively.

--------------------------------------------------------------------------------
YEAR ENDING DECEMBER 31,             MINIMUM OPERATING        MINIMUM CAPITAL
($ IN MILLIONS)                       RENTAL PAYMENTS         RENTAL PAYMENTS
--------------------------------------------------------------------------------
2003                                       $ 43                     $ 5
2004                                         42                       5
2005                                         47                       5
2006                                         54                       5
2007                                         54                       6
Thereafter                                  131                      24
--------------------------------------------------------------------------------
Total Rental Payments                      $371                     $50
================================================================================

Future sublease rental income of approximately $66 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease, totaling $164 million, by an affiliate.

                                       F-34

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

12. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS
The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The
Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup
Investments Ltd., holds and issues derivative instruments in conjunction with these funding strategies.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions.
These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                                       F-35

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the
Company's Canadian Operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different permissible investment. Under credit default swaps, the Company agrees with other parties to receive, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures.

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2002 and 2001:

                                         Year Ended          Year Ended
   In millions of dollars                December 31, 2002   December 31, 2001
   -----------------------------------------------------------------------------
   Hedge ineffectiveness recognized
       related to fair value hedges           $(18.3)             $(4.1)

   Hedge ineffectiveness recognized
       related to cash flow hedges              14.8               (6.2)

   Net gain recorded in accumulated
       other changes in equity from
       nonowner sources related to net
       investment hedges                        (8.4)               0.8

During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. During the year ended
December 31, 2001 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31,
2002 is $(27.2) million.

In 2000, these derivative financial instruments were treated as off-balance sheet instruments. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For swaps, options and forward contracts, credit risk is limited to the amount that it would cost the
Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

                                       F-36

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK
In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $240.9 million and $212.2 million at
December 31, 2002 and 2001, respectively. The Company had unfunded commitments of $630.0 million and $661.5 million to these partnerships at December 31, 2002 and 2001, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS
The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by Statement of Financial
Accounting Standards No. 107, "Disclosure about Fair Value of Financial
Instruments," and therefore are not included in the amounts discussed.

At December 31, 2002 and 2001, investments in fixed maturities had a carrying value and a fair value of $36.4 billion and $32.1 billion, respectively. See
Notes 1 and 4.

At December 31, 2002, mortgage loans had a carrying value of $2.0 billion and a fair value of $2.2 billion and at year-end 2001 had a carrying value of $2.0 billion and a fair value of $2.1 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative
Preferred Stock Series YYY, carried at cost of $2,225 million at December 31,
2002, acquired as a contribution from TPC. This Series YYY preferred stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after
February 27, 2022. Dividends totaling $125 million were received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative
Preferred Stock Series YY, carried at cost of $987 million at December 31, 2002 and 2001. This series YY preferred stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during 2002, 2001 and 2000, respectively.
There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2002, contractholder funds with defined maturities had a carrying value of $12.5 billion and a fair value of $13.3 billion, compared with a carrying value and a fair value of $9.5 billion and $10.0 billion at December
31, 2001. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $11.1 billion and a fair value of $10.7 billion at December 31, 2002, compared with a carrying value of $10.6 billion and a fair value of $10.3 billion at December 31, 2001. These contracts generally are valued at surrender value.

The carrying values of $321 million and $495 million of financial instruments classified as other assets approximated their fair values at December 31, 2002 and 2001, respectively. The carrying value of $1.5 billion of financial instruments classified as other liabilities at both December 31, 2002 and 2001 also approximated their fair values at both December 31, 2002 and 2001. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

                                       F-37

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $511 million at December 31, 2002, compared with a carrying value and a fair value of $507 million at December 31, 2001. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $511 million at December 31, 2002, compared with a carrying value and a fair value of $507 million at December 31, 2001.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

13. COMMITMENTS AND CONTINGENCIES

LITIGATION

TIC and its subsidiaries are defendants or co-defendants in various litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's results of operations, financial condition or liquidity.

14. RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the
Company as of December 31, 2002. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC. The
Company paid Citigroup and its subsidiaries $56.9 million and $43.6 million in
2002 and 2001, respectively, for these services. The Company paid TPC $33.6 million and $30.0 million in 2002 and 2001, respectively, for these services.
The amounts due from affiliates related to these services, included in other assets at December 31, 2002, were insignificant and in 2001 were $88.2 million.
See Note 15.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2002 and 2001, the pool totaled approximately $4.2 billion and $5.6 billion, respectively. The Company's share of the pool amounted to $3.8 billion and $2.6 billion at December 31, 2002 and 2001, respectively, and is included in short-term securities in the consolidated balance sheets.

                                       F-38

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2002 and 2001 the Company had outstanding loaned securities to
SSB for $267.1 million and $413.5 million, respectively.

Included in other invested assets is a $3.2 billion and $987 million investment in Citigroup preferred stock at December 31, 2002 and 2001, respectively, carried at cost. Dividends received on these investments were $178 million in
2002, and $53 million in each of 2001 and 2000.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $186.1 million and $310.9 million at December 31, 2002 and 2001, respectively. Income of $99.7 million, $65.5 million and $67.0 million was earned on these investments in 2002, 2001 and 2000, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $21.6 million at both
December 31, 2002 and 2001. Income (loss) of $0, $(41.6) million and $8.1 million were earned on this investment in 2002, 2001 and 2000, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's-length basis.

The Company markets deferred annuity products and life insurance through its affiliate, Salomon Smith Barney (SSB). Annuity deposits related to these products were $1.0 billion, $1.5 billion, and $1.8 billion in 2002, 2001 and
2000, respectively. Life premiums were $109.7 million, $96.5 million and $77.0 million in 2002, 2001 and 2000, respectively.

The Company also markets individual annuity and life insurance through
CitiStreet Retirement Services LLC, a division of CitiStreet, a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet
Retirement Services, LLC were $1.6 billion in each of 2002 and 2001 and $1.8 billion in 2000.

The Company markets individual annuity products through an affiliate Citibank,
N.A. (Citibank). Deposits received from Citibank were $303 million, $564 million and $392 million in 2002, 2001 and 2000, respectively.

Primerica Financial Services (PFS), an affiliate, is a distributor of products for TLA. PFS sold $787 million, $901 million and $1.03 billion of individual annuities in 2002, 2001 and 2000, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon
U.S. gross direct premiums received by Primerica Life. In each of 2002, 2001, and 2000 the fees paid by Primerica Life were $12.5 million.

The Company sells structured settlement annuities to the property casualty subsidiaries of TPC. See Note 15.

                                       F-39

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup
Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2000 and 2001, Citigroup introduced the Citigroup 2000 Stock Purchase Plan and
Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2002, 2001 and 2000.

The Company also participates in the Citigroup Capital Accumulation Program.
Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The
Company's charge to income for this program was insignificant in 2002, 2001 and
2000.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included with other assets in the Consolidated Balance
Sheet and is recognized as a charge to income ratably over the vesting period.
The Company's charge to income was insignificant during 2002, 2001 and 2000.

The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and
related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

                                       F-40

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

15.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On March 27, 2002, Travelers Property Casualty Corp. (TPC), the Company's parent at December 31, 2001, completed its initial public offering (IPO). On August 20,
2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. Prior to the IPO the following transactions occurred:

     o    The common stock of the Company was distributed by TPC to CIHC so the
          Company would remain an indirect wholly owned subsidiary of Citigroup.

     o    The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o    TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o    The Company assumed pension, post-retirement and post-employment benefits payable to all inactive employees of the former Travelers
          Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities.

     o    The Company received 2,225 shares of Citigroup's 6.767% Cumulative
          Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. At December 31, 2002, the Company still receives certain services from
TPC on a contract basis. The Company paid TPC $33.6 million and $30.0 million in
2002 and 2001, respectively, for these services.

The Company sells structured settlement annuities to the property casualty insurance subsidiaries of TPC. Such premiums and deposits were $159 million,
$194 million and $191 million for 2002, 2001 and 2000, respectively.

The Company has a license from TPC to use the names "Travelers Life & Annuity,"
"The Travelers Insurance Company," "The Travelers Life and Annuity Company" and
related names in connection with the Company's business.

                                       F-41

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

16.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:

-----------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                          2002         2001         2000
($ IN MILLIONS)
-----------------------------------------------------------------------------------------

Net Income                                             $ 1,082      $ 1,281      $ 1,103
Adjustments to reconcile net income to net
cash provided by operating activities:
Realized (gains) losses                                    322         (125)          77
Deferred federal income taxes                              185          159           89
Amortization of deferred policy acquisition
costs                                                      393          379          347
Additions to deferred policy acquisition costs            (878)        (851)        (792)
Investment income                                         (119)        (493)        (384)
Premium balances                                            (7)           7           20
Insurance reserves and accrued expenses                    493          686          559
Other                                                     (403)         237          221
----------------------------------------------------------------------------------------
Net cash provided by operations                        $ 1,068      $ 1,280      $ 1,240
----------------------------------------------------------------------------------------

17.  NON-CASH INVESTING AND FINANCING ACTIVITIES

Significant non-cash investing and financing activities include the contribution of $2,225 million of Citigroup YYY preferred stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                                       F-42

         INDEX TO FINANCIAL STATEMENTS AND FINANCIAL STATEMENT SCHEDULES

                                                                                              PAGE
The Travelers Insurance Company and Subsidiaries

     Independent Auditors' Report                                                              F-1

     Consolidated Statements of Income                                                         F-2

     Consolidated Balance Sheets                                                               F-3

     Consolidated Statements of Changes In Shareholder's Equity                                F-4

     Consolidated Statements of Cash Flows                                                     F-5

     Notes to Consolidated Financial Statements                                                F-6

Independent Auditors' Report                                                                  F-44

Schedule I - Summary of Investments - Other than Investments in Related Parties 2002          F-45

Schedule III - Supplementary Insurance Information 2000-2002                                  F-46

Schedule IV - Reinsurance 2000-2002                                                           F-47

All other schedules are inapplicable for this filing.

                                      F-43

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of January 21, 2003, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2002 and
2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2002, which are included in this Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in
2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-44

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2002
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------
TYPE OF INVESTMENT                                                                    AMOUNT SHOWN IN
                                                                 COST       VALUE     BALANCE SHEET(1)
------------------------------------------------------------------------------------------------------

Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           Authorities                                         $ 6,416     $ 6,658       $ 6,658
         States, municipalities and political subdivisions         297         319           319
         Foreign governments                                       365         393           393
         Public utilities                                        3,261       3,149         3,149
         Convertible bonds and bonds with warrants attached        263         269           269
         All other corporate bonds                              24,679      25,532        25,532
------------------------------------------------------------------------------------------------------
              Total Bonds                                       35,281      36,320        36,320
     Redeemable preferred stocks                                   147         114           114
------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                 35,428      36,434        36,434
------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                       10          10            10
         Industrial, miscellaneous and all other                    38          40            40
------------------------------------------------------------------------------------------------------
              Total Common Stocks                                   48          50            50
     Nonredeemable preferred stocks                                280         282           282
------------------------------------------------------------------------------------------------------
         Total Equity Securities                                   328         332           332
------------------------------------------------------------------------------------------------------

Mortgage Loans                                                   1,985                     1,985
Real Estate Held For Sale                                           36                        36
Policy Loans                                                     1,168                     1,168
Short-Term Securities                                            4,414                     4,414
Trading Securities                                               1,531                     1,531
Other Investments(2,3,4)                                         1,382                     1,382
------------------------------------------------------------------------------------------------------
         Total Investments                                     $46,272                   $47,282
======================================================================================================

(1)  Determined in accordance with methods described in Notes 1 and 4 of the
     Notes to Consolidated Financial Statements.

(2)  Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 14 of
     Notes to Consolidated Financial Statements.

(3)  Also excludes $315 million fair value of investment in affiliated partnership interests.

(4)  Includes derivatives marked to market and recorded at fair value in the balance sheet.

                                       F-45

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)

----------------------------------------------------------------------------------------------------------------------------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,        OTHER POLICY
                                       POLICY          LOSSES, CLAIMS   CLAIMS AND                      NET             BENEFITS,
                                       ACQUISITION     AND LOSS         BENEFITS         PREMIUM        INVESTMENT      CLAIMS AND
                                       COSTS           EXPENSES(1)      PAYABLE          REVENUE        INCOME          LOSSES(2)
----------------------------------------------------------------------------------------------------------------------------------

                       2002
                       ----
Travelers Life & Annuity                $2,043           $37,774             $461          $  730         $2,646        $2,404
Primerica Life                           1,893             3,261              147           1,194            290           527
----------------------------------------------------------------------------------------------------------------------------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
==================================================================================================================================

                       2001
                       ----
Travelers Life & Annuity                $1,672           $33,475             $368           $ 957         $2,530        $2,534
Primerica Life                           1,789             3,044              144           1,145            301           507
----------------------------------------------------------------------------------------------------------------------------------
Total                                   $3,461           $36,519             $512          $2,102         $2,831        $3,041
==================================================================================================================================

                       2000
                       ----
Travelers Life & Annuity                $1,291           $29,377             $321           $ 860         $2,450        $2,294
Primerica Life                           1,698             2,856              140           1,106            280           496
----------------------------------------------------------------------------------------------------------------------------------
Total                                   $2,989           $32,233             $461          $1,966         $2,730        $2,790
==================================================================================================================================

----------------------------------------------

   AMORTIZATION OF
   DEFERRED POLICY   OTHER
   ACQUISITION       OPERATING       PREMIUMS
   COSTS             EXPENSES         WRITTEN
----------------------------------------------

      $174             $190           $  729
       219              217            1,184
----------------------------------------------
      $393             $407           $1,913
==============================================

      $171             $154           $  955
       208              217            1,157
----------------------------------------------
      $379             $371           $2,112
==============================================

      $166             $233           $  859
       181              230            1,115
----------------------------------------------
      $347             $463           $1,974
==============================================

(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                                       F-46

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

--------------------------------------------------------------------------------------------------------
                                                                    ASSUMED                   PERCENTAGE
                                                     CEDED TO        FROM                     OF AMOUNT
                                        GROSS          OTHER         OTHER         NET         ASSUMED
                                        AMOUNT       COMPANIES     COMPANIES      AMOUNT       TO NET
--------------------------------------------------------------------------------------------------------

2002
----
Life Insurance In Force                $549,066      $321,940      $  3,568      $230,694        1.5%
Premiums:
     Life insurance                    $  2,227           377      $     --      $  1,850         --
     Accident and health insurance          316           242            --            74         --
     Property casualty                      109           109            --            --         --
                                       --------      --------      --------      --------       ----
         Total Premiums                $  2,652      $    728      $     --      $  1,924         --
                                       ========      ========      ========      ========       ====

2001
----
Life Insurance In Force                $510,457      $285,696      $  3,636      $228,397        1.6%
Premiums:
     Life insurance                    $  2,378      $    352      $     --      $  2,026         --
     Accident and health insurance          321           246             1            76         --
     Property casualty                      180           180            --            --         --
                                       --------      --------      --------      --------       ----
         Total Premiums                $  2,879      $    778      $      1      $  2,102         --
                                       ========      ========      ========      ========       ====

2000
----
Life Insurance In Force                $480,958      $252,498      $  3,692      $232,152        1.6%
Premiums:
     Life insurance                    $  2,106      $    330      $     --      $  1,776         --
     Accident and health insurance          322           132            --           190         --
     Property casualty                      216           216            --            --         --
                                       --------      --------      --------      --------       ----
         Total Premiums                $  2,644      $    678      $     --      $  1,966         --
                                       ========      ========      ========      ========       ====

                                       F-47

PART C

Other Information

Item 24. Financial Statements and Exhibits

(a)	The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

Statement of Assets and Liabilities as of December 31, 2002
Statement of Operations for the year ended December 31, 2002
Statement of Changes in Net Assets for the years ended December 31, 2002 and 2001
Statement of Investments as of December 31, 2002
Notes to Financial Statements

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

Consolidated Statements of Income for the years ended December 31, 2002, 2001 and 2000
Consolidated Balance Sheets as of December 31, 2002 and 2001
Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2002, 2001 and 2000
Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000
Notes to Consolidated Financial Statements

(b)	Exhibits

Exhibit Number	Description

1.	Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed December 22, 1995.)

2.	Exempt.

3(a)	Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

3(b)	Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

4.	Form of Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, filed June 17, 1996.)

5.	None.

6(a)	Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

6(b)	By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

7.	Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

8.	Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952 filed February 7, 2003.)

Exhibit Number	Description
9.	Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 33-65343, filed April 28, 1997.)
10.	Consent of KPMG LLP, Independent Auditors. Filed herewith.

11.	Not applicable.

12.	Not applicable.

13.	Schedule for computation of each performance quotation - Standardized (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-23311, filed July 3, 1997.)

Schedule for computation of each performance quotation - Non-Standardized. (Incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 33-65343, filed April 28, 1997.)

15.	Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 33-65343, filed April 17, 2000.)

Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 33-65343, filed February 26, 2001.)

Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William R. Hogan. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-23311, filed April 17, 2001.)

Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-65506, filed April 19, 2002.)

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Insurance Company

George C. Kokulis*	Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey*	Director, Executive Vice President, Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston*	Director and Executive Vice President

Edward W. Cassidy*	Senior Vice President

Madelyn J. Lankton*	Senior Vice President

Marla Berman Lewitus*	Director, Senior Vice President and General Counsel

Brendan Lynch*	Senior Vice President

Laura A. Pantaleo***	Senior Vice President

David A. Tyson*	Senior Vice President

F. Denney Voss*	Senior Vice President

David A. Golino*	Vice President and Controller

Donald R. Munson, Jr.*	Vice President

Mark Remington*	Vice President

Tim W. Still*	Vice President

Linn K. Richardson*	Second Vice President and Actuary

Paul Weissman*	Second Vice President and Actuary

Ernest J.Wright*	Vice President and Secretary

Kathleen A. McGah*	Assistant Secretary and Deputy General Counsel

Principal Business Address:

*	The Travelers Insurance Company One Cityplace Hartford, CT 06103-3415	**	Citigroup Inc. 399 Park Avenue New York, N.Y. 10022

***	Travelers Financial Distributors 2 Tower Center East Brunswick, NJ 08816

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.

Item 27.	Number of Contract Owners

As of February 28, 2003, 1,435 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28.	Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by i t is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	Travelers Distribution LLC One Cityplace Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for V ariable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Sepa rate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)	Name and Principal Business Address*	Positions and Offices With Underwriter

	Kathleen L. Preston	Board of Manager

	Glenn D. Lammey	Board of Manager

	William F. Scully III	Board of Manager

	Donald R. Munson, Jr.	Board of Manager, President, Chief Executive Officer and Chief Operating Officer

	Tim W. Still	Vice President

	Anthony Cocolla	Vice President

	John M. Laverty	Treasurer and Chief Financial Officer

	Alison K. George	Chief Compliance Officer

	Ernest J. Wright	Secretary

	Kathleen A. McGah	Assistant Secretary

	William D. Wilcox	Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)	Not Applicable

Item 30.	Location of Accounts and Records

The Travelers Insurance Company

One Cityplace

Hartford, Connecticut 06103-3415

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

The undersigned Registrant hereby undertakes:

(a)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b)	To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a)	That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 28th day of April, 2003.

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
(Registrant)

THE TRAVELERS INSURANCE COMPANY
(Depositor)

By:	*GLENN D. LAMMEY

Glenn D. Lammey, Chief Financial Officer, Chief Accounting Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 28th day of April 2003.

*GEORGE C. KOKULIS (George C. Kokulis)	Director, President and Chief Executive Officer (Principal Executive Officer)

*GLENN D. LAMMEY (Glenn D. Lammey)	Director, Chief Financial Officer, Chief Accounting Officer (Principal Financial Officer)

*MARLA BERMAN LEWITUS (Marla Berman Lewitus)	Director

*KATHLEEN L. PRESTON (Kathleen L. Preston)	Director

*By:    /s/Ernest J. Wright, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing
10.	Consent of KPMG LLP, Independent Auditors.	Electronically